UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

Money Market Funds

UBS Liquid Assets Fund
Semiannual Report October 31, 2011

UBS Liquid Assets Fund

December 15, 2011

Dear shareholder,
We present you with the semiannual report for UBS Liquid Assets Fund (the “Fund”) for the six months ended October 31, 2011.

Performance
The seven-day current yield for the Fund as of October 31, 2011 was 0.14% (after fee waivers), compared to 0.18% on April 30, 2011. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)

The economy continued to expand during the reporting period, although growth was relatively weak as unemployment remained elevated and the housing market continued to struggle. Against this backdrop, the Federal Reserve Board (the “Fed”) maintained the federal funds rate at a historically low range of between 0% and 0.25%. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) As a result, the yields of the securities in which the Fund invests remained extremely low, which in turn kept the Fund’s yield low.
UBS Liquid Assets Fund
Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	Overall, the US economy continued to expand. Gross domestic product (“GDP”) growth came in at 2.3% during the fourth quarter of 2010, followed by growth rates of 0.4% and 1.3% for the first and second quarters of 2011, respectively. The Commerce Department currently estimates a third quarter 2011 growth rate of 2.0%.

UBS Liquid Assets Fund

While this third quarter figure marks the ninth consecutive quarter of growth for the US economy, there continued to be areas of weakness that held back a more robust expansion. These included ongoing elevated unemployment levels, as well as a weak housing market.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Despite the economy’s ongoing growth, the Fed remained concerned about continued high unemployment levels, and thus maintained its highly accommodative monetary policy throughout the period. Furthermore, at its August meeting, the Fed made it clear that it expected to maintain exceptionally low levels for the federal funds rate at least through mid-2013.

Given that the Fed clearly continued to view the economy as being challenged, there was some speculation that it would implement a third round of quantitative easing, following the second round’s expiration in June. However, in September, the Fed instead announced its intention to purchase $400 billion of longer-term Treasury securities, and to sell an equal amount of shorter-term Treasury securities by June 2012. Dubbed “Operation Twist,” the Fed noted that its intention with this program was to “put downward pressure on longer-term interest rates and help make broader financial conditions more accommodative.”

Q.	How did you position the Fund over the most recent fiscal half-year?
A.	Over the period, we tactically reduced the Fund’s weighted average maturity (or “WAM,” which is the average maturity of the securities in the portfolio) in response to increased market volatility and concerns regarding the European sovereign debt/euro crisis. The Fund’s WAM was 53 days at the start of the reporting period, and was reduced to 34 days as of October 31, 2011.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping

2

UBS Liquid Assets Fund

the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Over the six-month period, we increased the Fund’s exposure to commercial paper and repurchase agreements. Conversely, we pared its allocation to certificates of deposit, US government and agency obligations, short-term corporate obligations and bank notes. Following the resolution of the US Federal debt ceiling matter, we continued to maintain this more defensive stance, given the increase in market uncertainty surrounding the European sovereign debt/euro crisis. We also proactively reduced the Fund’s exposure to European banks and their durations. Finally, we also chose to minimize new purchases of US Treasuries and agency obligations due to the extremely low interest rate environment, and our ability to maintain higher liquidity by investing in overnight commercial paper and repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	The US economy continues to face several headwinds, which have triggered concerns of a double-dip recession. Data released in recent months show elevated unemployment and continued issues in the housing market. The downgrade of US government long-term debt by Standard & Poor’s and other headline events have also shaken investor confidence, and triggered periods of volatility in financial markets. Collectively, these factors may negatively impact consumer spending, a key driver of the economy. Against this backdrop, we expect to see continued low interest rates.

UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President—UBS Money Series	Portfolio Manager—UBS Money Series
UBS Liquid Assets Fund	UBS Liquid Assets Fund
Managing Director	Managing Director
UBS Global Asset Management (Americas) Inc.	UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2011. The views and opinions in the letter were current as of December 15, 2011. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the Fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2011 to October 31, 2011.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

			Expenses paid	Expense
	Beginning	Ending	during period[2]	ratio
	account value	account value[1]	05/01/11 to	during
	May 1, 2011	October 31, 2011	10/31/11	the period

Actual	$1,000.00	$1,000.70	$0.25	0.05%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.89	0.25	0.05

[1]	“Actual—Ending account value” may not always be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/11	04/30/11	10/31/10

Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.14%	0.18%	0.23%

Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.14	0.18	0.23

Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.11	0.15	0.20

Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.11	0.15	0.20

Weighted average maturity[2]	34 days	53 days	49 days

Net assets (mm)	$3,603.1	$2,209.4	$2,324.2

Portfolio composition[3]	10/31/11	04/30/11	10/31/10

Commercial paper	57.2%	41.6%	46.4%

US government and agency obligations	16.7	24.8	21.0

Repurchase agreements	15.9	8.4	10.8

Certificates of deposit	8.3	20.9	21.1

Short-term corporate obligations	1.1	2.5	0.7

Bank note	0.8	1.0	—

Other assets in excess of liabilities	0.0 [4]	0.8	0.0 [4]

Total	100.0%	100.0%	100.0%

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	The Fund is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Liquid Assets Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—16.71%

Federal Farm Credit Bank
0.230%, due 11/08/11[1]	$10,000,000	$9,999,553

Federal Home Loan Bank
0.175%, due 11/01/11[2]	20,000,000	20,000,000

0.280%, due 11/07/11[2]	20,000,000	20,000,000

0.300%, due 12/15/11[2]	20,000,000	20,000,000

0.280%, due 01/12/12[2]	21,000,000	21,000,000

0.270%, due 02/17/12[1]	22,000,000	21,982,180

0.230%, due 08/03/12[1]	30,000,000	29,947,100

Federal Home Loan Mortgage Corp.*
0.220%, due 11/01/11[1]	25,000,000	25,000,000

0.010%, due 11/03/11[1]	58,110,000	58,109,968

0.191%, due 11/06/11[2]	21,000,000	20,987,131

Federal National Mortgage Association*
0.050%, due 11/02/11[1]	12,500,000	12,499,983

0.080%, due 11/09/11[1]	52,800,000	52,799,061

0.150%, due 03/02/12[1]	60,000,000	59,969,500

US Treasury Notes
1.000%, due 12/31/11	10,000,000	10,012,515

0.875%, due 01/31/12	50,000,000	50,104,235

0.875%, due 02/29/12	20,000,000	20,033,668

1.375%, due 03/15/12	35,000,000	35,169,720

1.000%, due 04/30/12	20,000,000	20,062,122

0.750%, due 05/31/12	70,000,000	70,212,685

1.875%, due 06/15/12	24,000,000	24,246,592

Total US government and agency obligations (cost—$602,136,013)		602,136,013

Bank note—0.83%

Banking-US—0.83%

Bank of America N.A. 0.250%, due 11/18/11 (cost—$30,000,000)	30,000,000	30,000,000

UBS Liquid Assets Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—8.31%

Banking-non-US—8.31%

Abbey National Treasury Services PLC
0.703%, due 01/18/12[2]	$11,000,000	$11,000,000

Dnb NOR ASA
0.240%, due 12/28/11	25,000,000	25,000,000

Mitsubishi UFJ Trust & Banking Corp.
0.160%, due 11/04/11	30,000,000	30,000,000

National Australia Bank Ltd.
0.421%, due 01/17/12[2]	10,000,000	10,000,000

Natixis
0.518%, due 11/07/11[2]	10,000,000	10,000,000

Nordea Bank Finland
0.350%, due 01/13/12	30,000,000	30,000,000

0.400%, due 06/12/12	20,000,000	20,000,000

Rabobank Nederland NV
0.360%, due 01/05/12	9,000,000	9,000,162

Royal Bank of Canada
0.250%, due 11/01/11[2]	10,000,000	10,000,000

0.265%, due 11/01/11[2]	9,500,000	9,500,000

0.260%, due 01/11/12	24,000,000	24,000,000

Sumitomo Mitsui Banking Corp.
0.270%, due 11/01/11	45,000,000	45,000,000

0.150%, due 11/02/11	35,000,000	35,000,000

Svenska Handelsbanken AB
0.150%, due 11/17/11	20,000,000	20,000,000

Westpac Banking Corp.
0.260%, due 11/01/11[2]	11,000,000	11,000,000

Total certificates of deposit (cost—$299,500,162)		299,500,162

Commercial paper[1]—57.12%

Asset backed-banking—2.08%

Atlantis One Funding
0.200%, due 11/03/11	45,000,000	44,999,500

0.190%, due 11/14/11	30,000,000	29,997,942

		74,997,442

UBS Liquid Assets Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[1]—(continued)

Asset backed-miscellaneous—23.89%

Amsterdam Funding Corp.
0.250%, due 11/29/11	$35,000,000	$34,993,194

Barton Capital LLC
0.450%, due 11/01/11	45,000,000	45,000,000

Bryant Park Funding LLC
0.170%, due 11/04/11	40,000,000	39,999,433

0.170%, due 11/09/11	13,091,000	13,090,506

Chariot Funding LLC
0.140%, due 11/02/11	22,445,000	22,444,913

0.140%, due 11/03/11	24,600,000	24,599,809

0.150%, due 11/16/11	48,600,000	48,596,963

0.140%, due 11/21/11	15,000,000	14,998,833

Gotham Funding Corp.
0.200%, due 11/16/11	25,009,000	25,006,916

0.200%, due 11/21/11	18,937,000	18,934,896

0.350%, due 01/13/12	27,000,000	26,980,838

Liberty Street Funding LLC
0.150%, due 11/14/11	13,000,000	12,999,296

0.150%, due 11/15/11	20,000,000	19,998,833

0.160%, due 11/28/11	20,000,000	19,997,600

0.180%, due 12/15/11	20,000,000	19,995,600

Old Line Funding Corp.
0.210%, due 11/14/11	40,000,000	39,996,967

0.200%, due 12/08/11	20,000,000	19,995,889

Regency Markets No. 1 LLC
0.250%, due 11/18/11	40,000,000	39,995,278

0.250%, due 11/21/11	40,000,000	39,994,444

Salisbury Receivables Co. LLC
0.190%, due 11/03/11	12,000,000	11,999,873

0.200%, due 11/09/11	24,000,000	23,998,933

0.190%, due 11/10/11	30,000,000	29,998,575

0.190%, due 11/14/11	25,000,000	24,998,285

UBS Liquid Assets Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)

Sheffield Receivables Corp.
0.200%, due 11/02/11	$20,000,000	$19,999,889

0.210%, due 11/28/11	30,000,000	29,995,275

0.210%, due 12/02/11	50,000,000	49,990,958

Thames Asset Global Securitization No. 1
0.250%, due 11/21/11	35,000,000	34,995,139

Windmill Funding Corp.
0.250%, due 11/30/11	35,000,000	34,992,951

0.250%, due 12/01/11	42,000,000	41,991,250

0.270%, due 12/02/11	30,000,000	29,993,025

		860,574,361

Asset backed-securities—2.97%

Argento Variable Funding Co. LLC
0.270%, due 11/01/11	12,000,000	12,000,000

0.270%, due 11/22/11	25,000,000	24,996,062

0.270%, due 11/29/11	30,000,000	29,993,700

Grampian Funding LLC
0.270%, due 11/01/11	40,000,000	40,000,000

		106,989,762

Banking-non-US—3.91%

Credit Suisse
0.160%, due 11/10/11	36,000,000	35,998,560

0.190%, due 11/15/11	35,000,000	34,997,414

0.320%, due 12/01/11	35,000,000	34,990,666

National Bank of Canada
0.030%, due 11/14/11	35,000,000	34,999,621

		140,986,261

Banking-US—14.84%

Barclays US Funding Corp.
0.120%, due 11/01/11	100,000,000	100,000,000

Deutsche Bank Financial LLC
0.160%, due 11/01/11	25,000,000	25,000,000

0.160%, due 11/03/11	50,000,000	49,999,556

UBS Liquid Assets Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[1]—(continued)

Banking-US—(concluded)

HSBC Bank USA, Inc.
0.210%, due 12/22/11	$20,000,000	$19,994,050

ING (US) Funding LLC
0.360%, due 11/03/11	20,000,000	19,999,600

0.200%, due 11/10/11	15,000,000	14,999,250

0.130%, due 11/14/11	30,000,000	29,998,592

Natixis US Finance Co. LLC
0.140%, due 11/01/11	60,000,000	60,000,000

Nordea N.A., Inc.
0.230%, due 12/07/11	13,000,000	12,997,010

0.350%, due 01/17/12	35,500,000	35,473,424

Societe Generale N.A., Inc.
0.220%, due 11/01/11	40,000,000	40,000,000

0.400%, due 11/04/11	65,000,000	64,997,833

State Street Corp.
0.200%, due 01/11/12	31,750,000	31,737,476

Toronto-Dominion Holdings USA, Inc.
0.320%, due 02/24/12	29,500,000	29,469,845

		534,666,636

Beverage/bottling—0.69%

The Coca-Cola Co.
0.090%, due 11/14/11	25,000,000	24,999,187

Finance-captive automotive—2.64%

Toyota Motor Credit Corp.
0.130%, due 12/06/11	45,265,000	45,259,279

0.250%, due 12/29/11	10,000,000	9,995,972

0.380%, due 02/06/12	40,000,000	39,959,045

		95,214,296

Finance-noncaptive diversified—2.78%

General Electric Capital Corp.
0.080%, due 12/13/11	50,000,000	49,995,333

0.250%, due 01/17/12	50,000,000	49,973,264

		99,968,597

UBS Liquid Assets Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[1]—(concluded)

Insurance-life—3.32%

AXA Financial, Inc.
0.210%, due 11/14/11	$13,000,000	$12,999,014

MetLife Short Term Funding LLC
0.180%, due 11/15/11	40,000,000	39,997,200

0.240%, due 11/21/11	10,000,000	9,998,667

0.180%, due 11/23/11	15,000,000	14,998,350

0.180%, due 11/29/11	30,000,000	29,995,800

0.240%, due 12/29/11	11,500,000	11,495,553

		119,484,584

Total commercial paper (cost—$2,057,881,126)		2,057,881,126

Short-term corporate obligations—1.11%

Banking-non-US—0.80%

Svenska Handelsbanken
0.376%, due 12/08/11[2,3]	18,000,000	18,000,000

Westpac Securities NZ Ltd.
0.409%, due 11/04/11[2,3]	11,000,000	11,000,000

		29,000,000

Banking-US—0.31%

JP Morgan Chase Bank N.A.
0.367%, due 12/09/11[2]	11,000,000	11,000,000

Total short-term corporate obligations (cost—$40,000,000)		40,000,000

Repurchase agreements—15.91%

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.100% due 11/01/11, collateralized by $52,436,000 Federal Farm Credit Bank obligations, 0.400% to 5.050% due 01/17/12 to 08/01/18, $108,245,000 Federal Home Loan Bank obligations, zero coupon to 5.375% due 11/04/11 to 03/10/23, $227,937,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.625% due 01/18/12 to 11/23/35 and $152,123,000 Federal National Mortgage Corp. obligations, zero coupon to 10.350% due 03/21/12 to 08/06/38; (value—$566,103,857); proceeds: $555,001,542	555,000,000	555,000,000

UBS Liquid Assets Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/11 with Deutsche Bank Securities, Inc., 0.100% due 11/01/11, collateralized by $42,414,582 US Treasury Bond Coupon Strips, zero coupon due 05/15/35; (value—$18,360,000); proceeds: $18,000,050	$18,000,000	$18,000,000

Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $189,522 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14; (value—$189,904); proceeds: $186,000	186,000	186,000

Total repurchase agreements (cost—$573,186,000)		573,186,000

Total investments (cost—$3,602,703,301 which approximates cost for federal income tax purposes)—99.99%		3,602,703,301

Other assets in excess of liabilities—0.01%		369,658

Net assets (applicable to 3,603,079,716 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$3,603,072,959

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.80% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS Liquid Assets Fund
Statement of net assets—October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$602,136,013	$—	$602,136,013

Bank note	—	30,000,000	—	30,000,000

Certificates of deposit	—	299,500,162	—	299,500,162

Commercial paper	—	2,057,881,126	—	2,057,881,126

Short-term corporate obligations	—	40,000,000	—	40,000,000

Repurchase agreements	—	573,186,000	—	573,186,000

Total	$—	$3,602,703,301	$—	$3,602,703,301

Issuer breakdown by country of origin

Percentage of total investments

United States	82.5%

Japan	5.7

Switzerland	2.9

Canada	2.2

United Kingdom	2.2

Finland	1.4

Sweden	1.0

Australia	0.9

Norway	0.7

France	0.3

Netherlands	0.2

Total	100.0%

Weighted average maturity—34 days

See accompanying notes to financial statements	15

UBS Liquid Assets Fund
Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Investment income:
Interest	$2,870,698

Expenses:
Investment advisory and administration fees	444,288

Transfer agency fees	351,074

Custody and accounting fees	199,078

State registration fees	67,200

Professional fees	46,814

Reports and notices to shareholders	37,926

Insurance fees	28,873

Trustees’ fees	18,431

Other expenses	12,241

1,205,925

Fee waivers and/or expense reimbursements by investment advisor and administrator	(444,288)

Net expenses	761,637

Net investment income	2,109,061

Net realized loss	(5,596)

Net increase in net assets resulting from operations	$2,103,465

16	See accompanying notes to financial statements

UBS Liquid Assets Fund
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

From operations:
Net investment income	$2,109,061	$5,352,153

Net realized loss	(5,596)	(3,203)

Net increase in net assets resulting from operations	2,103,465	5,348,950

Dividends to shareholders from:
Net investment income	(2,109,061)	(5,352,153)

Net increase in net assets from beneficial interest transactions	1,393,662,091	3,741,836

Net increase in net assets	1,393,656,495	3,738,633

Net assets:
Beginning of period	2,209,416,464	2,205,677,831

End of period	$3,603,072,959	$2,209,416,464

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements	17

UBS Liquid Assets Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Net asset value, beginning of period	$1.00
Net investment income	0.001

Dividends from net investment income	(0.001)

Distributions from net realized gains	—

Total dividends and distributions	(0.001)

Net asset value, end of period	$1.00

Total investment return[2]	0.07%

Ratios to average net assets:
Expenses before fee waivers by advisor and administrator	0.08%[3]

Expenses after fee waivers by advisor and administrator	0.05%[3]

Net investment income	0.14%[3]

Supplemental data:
Net assets, end of period (000’s)	$3,603,073

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[3]	Annualized.

18	See accompanying notes to financial statements

Years ended April 30,

2011	2010	2009	2008	2007

$1.00	$1.00	$1.00	$1.00	$1.00

0.002	0.002	0.019	0.045	0.052

(0.002)	(0.002)	(0.019)	(0.045)	(0.052)

—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]

(0.002)	(0.002)	(0.019)	(0.045)	(0.052)

$1.00	$1.00	$1.00	$1.00	$1.00

0.22%	0.23%	1.89%	4.59%	5.28%

0.09%	0.10%	0.10%	0.16%	0.21%

0.06%	0.07%	0.07%	0.09%	0.14%

0.22%	0.24%	1.79%	4.20%	5.16%

$2,209,416	$2,205,678	$2,888,925	$2,093,725	$658,031

See accompanying notes to financial statements	19

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management

20

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on

21

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Repurchase agreements
The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase

22

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

23

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the six months ended October 31, 2011 its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the six months ended October 31, 2011, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does

24

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2011, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $1,545,361,441. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At October 31, 2011, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At October 31, 2011, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$95,995

Other accrued expenses	399,530

25

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

At October 31, 2011, the components of net assets were as follows:

Accumulated paid in capital	$3,603,077,508

Accumulated net realized loss	(4,549)

Net assets	$3,603,072,959

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
	October 31, 2011	April 30, 2011

Shares sold	8,929,425,194	13,808,897,418

Shares repurchased	(7,537,824,144)	(13,810,455,150)

Dividends reinvested	2,061,041	5,299,568

Net increase in shares outstanding	1,393,662,091	3,741,836

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2011 and the fiscal year ended April 30, 2011 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2012.

26

UBS Liquid Assets Fund
Notes to financial statements (unaudited)

As of and during the period ended October 31, 2011, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2011, the Fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Each of the tax years in the four year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Liquid Assets Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

28

UBS Liquid Assets Fund
Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 19-20, 2011, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to its series, UBS Liquid Assets Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees initially discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout

29

UBS Liquid Assets Fund
Board approval of investment advisory and administration agreement (unaudited)

the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for the Fund and had previously received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $152 billion in assets under management as of March 31, 2011 and was part of the UBS Global Asset Management Division, which had approximately $621 billion in assets under management worldwide as of March 31, 2011. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

30

UBS Liquid Assets Fund
Board approval of investment advisory and administration agreement (unaudited)

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS Global AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Fund, as compared to peers in the respective Expense Group.

In connection with its consideration of the Fund’s management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

31

UBS Liquid Assets Fund
Board approval of investment advisory and administration agreement (unaudited)

The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2011 and (b) annualized performance information for each year in the ten-year period ended April 30, 2011. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the first quintile for all comparative periods. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability

32

UBS Liquid Assets Fund
Board approval of investment advisory and administration agreement (unaudited)

was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that it was limited to reimbursements for direct costs and expenses (the Fund is offered to a limited group of investors subject to regulatory constraints on the receipt of compensation by UBS Global AM and its affiliates; compensation is subject to certain limitations not applicable to most mutual funds). The board also noted that to the extent the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data, the Actual Management Fee and the Contractual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

33

UBS Liquid Assets Fund
Board approval of investment advisory and administration agreement (unaudited)

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement for the Fund. In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

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40

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2011. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Money Market Funds

UBS Cash Reserves Fund
Semiannual Report October 31, 2011

UBS Cash Reserves Fund

December 15, 2011

Dear shareholder,
We present you with the semiannual report for UBS Cash Reserves Fund (the “Fund”) for the six months ended October 31, 2011.

Performance
The seven-day current yield for the Fund as of October 31, 2011 was 0.01% (after fee waivers/expense reimbursements), unchanged from what it was on April 30, 2011. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)

The economy continued to expand during the reporting period, although growth was relatively weak as unemployment remained elevated and the housing market continued to struggle. Against this backdrop, the Federal Reserve Board (the “Fed”) maintained the federal funds rate at a historically low range of between 0% and 0.25%. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) As a result, the yields of the securities in which the Fund invests remained extremely low, which in turn kept the Fund’s yield low.
UBS Cash Reserves Fund
Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	Overall, the US economy continued to expand. Gross domestic product (“GDP”) growth came in at 2.3% during the fourth quarter of 2010, followed by growth rates of 0.4% and 1.3% for the first and second

1

UBS Cash Reserves Fund

quarters of 2011, respectively. The Commerce Department currently estimates a third quarter 2011 growth rate of 2.0%.

While this third quarter figure marks the ninth consecutive quarter of growth for the US economy, there continued to be areas of weakness that held back a more robust expansion. These included ongoing elevated unemployment levels, as well as a weak housing market.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Despite the economy’s ongoing growth, the Fed remained concerned about continued high unemployment levels, and thus maintained its highly accommodative monetary policy throughout the period. Furthermore, at its August meeting, the Fed made it clear that it expected to maintain exceptionally low levels for the federal funds rate at least through mid-2013.

Given that the Fed clearly continued to view the economy as being challenged, there was some speculation that it would implement a third round of quantitative easing, following the second round’s expiration in June. However, in September, the Fed instead announced its intention to purchase $400 billion of longer-term Treasury securities, and to sell an equal amount of shorter-term Treasury securities by June 2012. Dubbed “Operation Twist,” the Fed noted that its intention with this program was to “put downward pressure on longer-term interest rates and help make broader financial conditions more accommodative.”

Q.	How did you position the Fund over the most recent fiscal half-year?
A.	Over the period, we tactically reduced the Fund’s weighted average maturity (or “WAM,” which is the average maturity of the securities in the portfolio) in response to increased market volatility and concerns regarding the European sovereign debt/euro crisis. The Fund’s WAM was 44 days at the start of the reporting period, and was reduced to 38 days as of October 31, 2011.

2

UBS Cash Reserves Fund

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Over the six-month period, we increased the Fund’s exposure to repurchase agreements; we kept US government and agency obligations at relatively the same level; and we left exposure to short-term corporate obligations unchanged. Conversely, we pared its allocation to certificates of deposit, commercial paper and bank notes. Following the resolution of the US Federal debt ceiling matter, we continued to maintain this more defensive stance, given the increase in market uncertainty surrounding the European sovereign debt/euro crisis. We also proactively reduced the Fund’s exposure to European banks and their durations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	The US economy continues to face several headwinds, which have triggered concerns of a double-dip recession. Data released in recent months show elevated unemployment and continued issues in the housing market. The downgrade of US government long-term debt by Standard & Poor’s and other headline events have also shaken investor confidence, and triggered periods of volatility in financial markets. Collectively, these factors may negatively impact consumer spending, a key driver of the economy. Against this backdrop, we expect to see continued low interest rates.

3

UBS Cash Reserves Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Robert Sabatino
President—UBS Money Series UBS Cash Reserves Fund	Portfolio Manager—UBS Money Series UBS Cash Reserves Fund
Managing Director	Managing Director
UBS Global Asset Management (Americas) Inc.	UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2011. The views and opinions in the letter were current as of December 15, 2011. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the Fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2011 to October 31, 2011.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

5

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

			Expenses paid	Expense
	Beginning	Ending	during period[2]	ratio
	account value	account value[1]	05/01/11 to	during
	May 1, 2011	October 31, 2011	10/31/11	the period

Actual	$1,000.00	$1,000.10	$0.85	0.17%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.28	0.87	0.17

[1]	“Actual—Ending account value” may not always be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

6

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/11	04/30/11	10/31/10

Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%

Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01

Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.43)	(0.34)	(0.33)

Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.43)	(0.34)	(0.33)

Weighted average maturity[2]	38 days	44 days	45 days

Net assets (mm)	$334.2	$342.7	$282.6

Portfolio composition[3]	10/31/11	04/30/11	10/31/10

Commercial paper	42.7%	45.7%	40.2%

US government and agency obligations	26.2	23.0	17.8

Repurchase agreements	24.1	13.3	22.4

Certificates of deposit	5.4	12.9	18.6

Short-term corporate obligations	1.6	1.6	1.0

Bank note	—	1.5	—

Other assets less liabilities	(0.0)[4]	2.0	0.0 [4]

Total	100.0%	100.0%	100.0%

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	The Fund is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.
[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

7

UBS Cash Reserves Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—26.17%

Federal Farm Credit Bank
0.310%, due 02/03/12[1]	$2,000,000	$1,998,381

0.180%, due 10/12/12[1]	2,750,000	2,745,242

Federal Home Loan Bank
0.175%, due 11/01/11[2]	3,000,000	3,000,000

0.280%, due 11/01/11[2]	1,000,000	1,000,000

0.280%, due 11/07/11[2]	2,500,000	2,500,000

0.040%, due 01/11/12[1]	5,000,000	4,999,606

0.280%, due 01/12/12[2]	3,000,000	3,000,000

0.170%, due 01/30/12[1]	3,000,000	2,998,725

Federal Home Loan Mortgage Corp.*
0.125%, due 11/02/11[1]	2,552,000	2,551,991

0.191%, due 11/06/11[2]	3,000,000	2,998,162

0.080%, due 12/28/11[1]	3,000,000	2,999,620

0.070%, due 02/10/12[1]	6,550,000	6,548,714

0.100%, due 02/23/12[1]	5,000,000	4,998,417

0.090%, due 03/20/12[1]	2,750,000	2,749,037

Federal National Mortgage Association*
0.050%, due 11/02/11[1]	1,500,000	1,499,998

0.065%, due 11/30/11[1]	2,000,000	1,999,895

0.100%, due 12/01/11[1]	5,000,000	4,999,583

0.100%, due 04/02/12[1]	4,049,000	4,047,279

US Treasury Notes
1.750%, due 11/15/11	8,000,000	8,005,146

0.750%, due 11/30/11	4,750,000	4,752,599

1.125%, due 01/15/12	2,000,000	2,003,764

0.875%, due 02/29/12	7,000,000	7,011,510

1.375%, due 03/15/12	3,000,000	3,014,547

1.000%, due 04/30/12	2,000,000	2,006,212

1.375%, due 09/15/12	3,000,000	3,031,900

Total US government and agency obligations
(cost—$87,460,328)		87,460,328

8

UBS Cash Reserves Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—5.46%

Banking-non-US—5.46%

Abbey National Treasury Services PLC
0.703%, due 01/18/12[2]	$1,500,000	$1,500,000

National Australia Bank Ltd.
0.421%, due 01/17/12[2]	2,500,000	2,500,000

Natixis
0.518%, due 11/07/11[2]	2,000,000	2,000,000

Nordea Bank Finland
0.400%, due 06/12/12	3,000,000	3,000,000

Royal Bank of Canada
0.250%, due 11/01/11[2]	1,250,000	1,250,000

0.265%, due 11/01/11[2]	1,000,000	1,000,000

0.260%, due 01/11/12	3,000,000	3,000,000

Sumitomo Mitsui Banking Corp.
0.150%, due 11/03/11	3,000,000	3,000,000

Westpac Banking Corp.
0.260%, due 11/01/11[2]	1,000,000	1,000,000

Total certificates of deposit (cost—$18,250,000)		18,250,000

Commercial paper[1]—42.67%

Asset backed-banking—0.90%

Atlantis One Funding
0.200%, due 11/03/11	3,000,000	2,999,967

Asset backed-miscellaneous—19.41%

Amsterdam Funding Corp.
0.250%, due 11/15/11	5,000,000	4,999,514

0.250%, due 11/23/11	3,000,000	2,999,542

Chariot Funding LLC
0.160%, due 11/18/11	7,900,000	7,899,403

Fairway Finance Co. LLC
0.220%, due 01/18/12	8,000,000	7,996,186

Jupiter Securitization Co. LLC
0.140%, due 11/08/11	5,000,000	4,999,864

0.170%, due 12/13/11	3,000,000	2,999,405

Liberty Street Funding LLC
0.160%, due 11/09/11	5,000,000	4,999,822

9

UBS Cash Reserves Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)

Regency Markets No. 1 LLC
0.250%, due 11/18/11	$5,000,000	$4,999,410

Sheffield Receivables Corp.
0.200%, due 11/29/11	5,000,000	4,999,222

Thunderbay Funding
0.220%, due 01/17/12	5,000,000	4,997,647

Variable Funding Capital Corp.
0.140%, due 11/23/11	5,000,000	4,999,572

0.250%, due 01/17/12	3,000,000	2,998,396

Windmill Funding Corp.
0.250%, due 11/22/11	5,000,000	4,999,271

		64,887,254

Banking-non-US—3.29%

Credit Suisse
0.190%, due 11/15/11	3,000,000	2,999,778

0.320%, due 12/01/11	2,000,000	1,999,467

Svenska Handelsbanken
0.150%, due 11/18/11	4,000,000	3,999,716

0.250%, due 12/14/11	2,000,000	1,999,403

		10,998,364

Banking-US—11.82%

Barclays US Funding Corp.
0.120%, due 11/01/11	5,000,000	5,000,000

BNP Paribas Finance
0.140%, due 11/01/11	5,000,000	5,000,000

Deutsche Bank Financial LLC
0.160%, due 11/01/11	3,000,000	3,000,000

0.160%, due 11/03/11	3,000,000	2,999,973

ING (US) Funding LLC
0.130%, due 11/14/11	3,000,000	2,999,859

0.190%, due 11/18/11	5,000,000	4,999,552

Natixis US Finance Co. LLC
0.150%, due 11/01/11	5,000,000	5,000,000

Nordea N.A., Inc.
0.230%, due 12/07/11	2,500,000	2,499,425

10

UBS Cash Reserves Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[1]—(concluded)

Banking-US—(concluded)

Societe Generale N.A., Inc.
0.400%, due 11/04/11	$5,000,000	$4,999,833

State Street Corp.
0.200%, due 01/11/12	3,000,000	2,998,817

		39,497,459

Diversified manufacturing—1.20%

General Electric Co.
0.100%, due 11/15/11	4,000,000	3,999,844

Finance-noncaptive diversified—0.90%

General Electric Capital Corp.
0.250%, due 01/17/12	3,000,000	2,998,396

Insurance-life—1.42%

Massachusetts Mutual Life Insurance Co.
0.110%, due 11/09/11	4,750,000	4,749,884

Pharmaceuticals—1.49%

Merck & Co., Inc.
0.060%, due 11/08/11	5,000,000	4,999,942

Retail-discount—2.24%

Wal-Mart Stores, Inc.
0.050%, due 11/16/11	7,500,000	7,499,844

Total commercial paper (cost—$142,630,954)		142,630,954

Short-term corporate obligations—1.65%

Banking-non-US—1.20%

Svenska Handelsbanken
0.376%, due 12/08/11[2,3]	2,500,000	2,500,000

Westpac Securities NZ Ltd.
0.409%, due 11/04/11[2,3]	1,500,000	1,500,000

		4,000,000

Banking-US—0.45%

JPMorgan Chase Bank N.A.
0.367%, due 12/09/11[2]	1,500,000	1,500,000

Total short-term corporate obligations (cost—$5,500,000)		5,500,000

11

UBS Cash Reserves Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—24.07%

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.100% due 11/01/11, collateralized by $61,354,000 Federal Home Loan Mortgage Corp. obligations, 0.375% due 10/30/13 (value—$61,200,027); proceeds: $60,000,167	$60,000,000	$60,000,000

Repurchase agreement dated 10/31/11 with Deutsche Bank Securities, Inc., 0.100% due 11/01/11, collateralized by $4,275,000 Federal Home Loan Bank obligations, 3.700% due 07/20/21 and $37,523,439 US Treasury Bond Coupon Strips, zero coupon due 05/15/35; (value—$20,604,000); proceeds: $20,200,056	20,200,000	20,200,000

Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $267,980 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14; (value—$268,520); proceeds: $263,000	263,000	263,000

Total repurchase agreements (cost—$80,463,000)		80,463,000

Total investments (cost—$334,304,282 which approximates cost for federal income tax purposes)—100.02%		334,304,282

Liabilities in excess of other assets—(0.02)%		(55,427)

Net assets (applicable to 334,272,753 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$334,248,855

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.20% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

12

UBS Cash Reserves Fund
Statement of net assets—October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$87,460,328	$—	$87,460,328

Certificates of deposit	—	18,250,000	—	18,250,000

Commercial paper	—	142,630,954	—	142,630,954

Short-term corporate obligations	—	5,500,000	—	5,500,000

Repurchase agreements	—	80,463,000	—	80,463,000

Total	$—	$334,304,282	$—	$334,304,282

Issuer breakdown by country of origin

Percentage of
total investments

United States	90.1%

Sweden	2.5

Canada	1.6

Australia	1.5

Switzerland	1.5

Finland	0.9

Japan	0.9

France	0.6

United Kingdom	0.4

Total	100.0%

Weighted average maturity—38 days

See accompanying notes to financial statements	13

UBS Cash Reserves Fund
Statement of operations
For the six
months ended
October 31, 2011
(unaudited)

Investment income:
Interest	$313,026

Expenses:
Investment advisory and administration fees	579,179

Transfer agency and related services fees	292,188

Professional fees	46,893

State registration fees	30,332

Custody and accounting fees	23,616

Reports and notices to shareholders	19,543

Trustees’ fees	8,793

Insurance fees	3,441

Other expenses	6,075

1,010,060

Fee waivers and/or expense reimbursements by investment advisor and administrator	(714,652)

Net expenses	295,408

Net investment income	17,618

Net realized loss	(407)

Net increase in net assets resulting from operations	$17,211

14	See accompanying notes to financial statements

UBS Cash Reserves Fund
Statement of changes in net assets
	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

From operations:
Net investment income	$17,618	$32,162

Net realized loss	(407)	(645)

Net increase in net assets resulting

from operations	17,211	31,517

Dividends and distributions to shareholders from:
Net investment income	(17,618)	(32,162)

Net realized gains	—	(26,935)

Total dividends and distributions to shareholders	(17,618)	(59,097)

Net increase (decrease) in net assets from beneficial interest transactions	(8,476,268)	15,514,087

Net increase (decrease) in net assets	(8,476,675)	15,486,507

Net assets:
Beginning of period	342,725,530	327,239,023

End of period	$334,248,855	$342,725,530

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements	15

UBS Cash Reserves Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000 [1]

Dividends from net investment income	(0.000)[1]

Distributions from net realized gains	—

Total dividends and distributions	(0.000)[1]

Net asset value, end of period	$1.00

Total investment return[2]	0.01%

Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by advisor/administrator	0.58%[3]

Expenses after fee waivers and/or expense reimbursements by advisor/administrator	0.17%[3]

Net investment income	0.01%[3]

Supplemental data:
Net assets, end of period (000’s)	$334,249

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Annualized.
[4]	In addition to the waiver of advisory and administration fees and/or reimbursement of expenses by UBS Global Asset Management (Americas) Inc., the Fund was reimbursed by UBS Financial Services Inc. in the amount of $45,477 for overcharges related to prior fiscal periods for postage related expenses.

16	See accompanying notes to financial statements

Years ended April 30,

2011	2010	2009	2008	2007

$1.00	$1.00	$1.00	$1.00	$1.00

0.000 [1]	0.000 [1]	0.015	0.042	0.048

(0.000)[1]	(0.000)[1]	(0.015)	(0.042)	(0.048)

(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—

(0.000)[1]	(0.000)[1]	(0.015)	(0.042)	(0.048)

$1.00	$1.00	$1.00	$1.00	$1.00

0.02%	0.02%	1.49%	4.29%	4.91%

0.61%	0.62%	0.58%	0.54%	0.55%

0.27%	0.31%	0.53%	0.48%[4]	0.49%

0.01%	0.02%	1.52%	4.23%	4.81%

$342,726	$327,239	$372,754	$449,136	$458,710

See accompanying notes to financial statements	17

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of

18

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a

19

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Repurchase agreements
The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase

20

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

21

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Fund’s Board of Trustees has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets.

UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2011, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses totaling $714,652. At October 31, 2011, UBS Global AM owed the Fund $27,631 net of fee waivers/expense reimbursements.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2011, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $30,496,928. Morgan Stanley received

22

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services
UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the six months ended October 31, 2011, UBS Financial Services, Inc. received from BNY Mellon, not the Fund, $159,900 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At October 31, 2011, the Fund did not have any securities on loan.

23

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

Other liabilities and components of net assets
At October 31, 2011, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$636

Other accrued expenses*	230,569

*Excludes investment advisory and administration fees.

At October 31, 2011, the components of net assets were as follows:

Accumulated paid in capital	$334,250,465

Accumulated net realized loss	(1,610)

Net assets	$334,248,855

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
	October 31, 2011	April 30, 2011

Shares sold	1,252,009,659	2,512,535,673

Shares repurchased	(1,260,499,202)	(2,497,071,733)

Dividends reinvested	13,275	50,147

Net increase (decrease) in shares outstanding	(8,476,268)	15,514,087

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

24

UBS Cash Reserves Fund
Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2011 and the fiscal year ended April 30, 2011 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2012.

As of and during the period ended October 31, 2011, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2011, the Fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Each of the tax years in the four year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

25

UBS Cash Reserves Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

26

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 19-20, 2011, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to its series, UBS Cash Reserves Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees initially discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record

27

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for the Fund and had previously received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $152 billion in assets under management as of March 31, 2011 and was part of the UBS Global Asset Management Division, which had approximately $621 billion in assets under management worldwide as of March 31, 2011. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

28

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS Global AM currently voluntarily waives a portion of its management/administrative fees due from the Fund. The board also noted that UBS Global AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Fund, as compared to peers in the respective Expense Group.

In connection with its consideration of the Fund’s management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable.

29

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

The board also received information on fees charged to other mutual funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2011 and (b) annualized performance information for each year in the ten-year period ended April 30, 2011. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the second quintile for the one-, three- and five-year periods and in the first quintile for the ten-year period and since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

30

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that management believed economies of scale were being appropriately shared with Fund shareholders. The board also noted that to the extent the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data, the Actual Management Fee and the Contractual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

31

UBS Cash Reserves Fund
Board approval of investment advisory and administration agreement (unaudited)

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement for the Fund. In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

32

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2011. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Money Market Funds

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund
Semiannual Report October 31, 2011

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

December 15, 2011

Dear shareholder,
We present you with the semiannual report for the UBS Select Institutional Series of Funds, namely the UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the “Funds”) for the six months ended October 31, 2011.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

• UBS Select Prime Institutional Fund: 0.13% as of October 31, 2011, unchanged from April 30, 2011.

• UBS Select Treasury Institutional Fund: 0.01% as of October 31, 2011, unchanged from April 30, 2011.

• UBS Select Tax-Free Institutional Fund: 0.01% as of October 31, 2011, compared to 0.12% on April 30, 2011.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10-11.
UBS Select Prime
Institutional Fund

UBS Select Treasury
Institutional Fund

Investment goals
(both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional
Fund—August 10, 1998;
UBS Select Treasury Institutional
Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free
Institutional Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	Overall, the US economy continued to expand. Gross domestic product (“GDP”) growth came in at 2.3% during the fourth quarter of 2010, followed by growth rates of 0.4% and 1.3% for the first and second quarters of 2011, respectively. The Commerce Department currently estimates a third quarter 2011 growth rate of 2.0%.

While this third quarter figure marks the ninth consecutive quarter of growth for the US economy, there continued to be areas of weakness that held back a more robust expansion. These included ongoing elevated unemployment levels, as well as a weak housing market.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Despite the economy’s ongoing growth, the Fed remained concerned about continued high unemployment levels, and thus maintained its highly accommodative monetary policy throughout the period. Furthermore, at its August meeting, the Fed made it clear that it expected to maintain exceptionally low levels for the federal funds rate at least through mid-2013. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

Given that the Fed clearly continued to view the economy as being challenged, there was some speculation that it would implement a third round of quantitative easing, following the second round’s expiration in June. However, in September, the Fed instead announced its intention to purchase $400 billion of longer-term Treasury securities, and to sell an equal amount of shorter-term Treasury securities by June 2012. Dubbed “Operation Twist,” the Fed noted that its intention with this program was to “put downward pressure on longer-term interest rates and help make broader financial conditions more accommodative.”

2

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

• For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, its weighted average maturity (“WAM”) was 51 days when the reporting period began. Over the period, we tactically reduced the Fund’s WAM in response to increased market volatility and concerns regarding the European sovereign debt/euro crisis. As of October 31, 2011, the Master Fund’s WAM was 43 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to US government and agency obligations, time deposits, short-term corporate obligations, bank notes and certificates of deposit. In contrast, we decreased the Fund’s exposure to commercial paper, repurchase agreements and a US master note. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

3

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

	•	For the Master Fund in which UBS Select Treasury Institutional Fund invests, its WAM was 48 days when the reporting period began. We later reduced the Master Fund’s WAM to 47 days. At the security level, we increased the Master Fund’s exposure to US government and agency obligations and reduced its exposure to repurchase agreements.

	•	For the Master Fund in which UBS Select Tax-Free Institutional Fund invests, its WAM was 21 days when the reporting period began. As the reporting period progressed, the Fund’s WAM fell modestly to 20 days. During the period, we focused our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations. To obtain adequate liquidity for the Fund, we pared our exposure to tax-exempt commercial paper in favor of overnight variable rate demand notes (VRDNs). We also sought to maintain a highly diversified portfolio given the uncertain macro and economic environment.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	The US economy continues to face several headwinds, which have triggered concerns of a double-dip recession. Data released in recent months show elevated unemployment and continued issues in the housing market. The downgrade of US government long-term debt by Standard & Poor’s and other headline events have also shaken investor confidence, and triggered periods of volatility in financial markets. Collectively, these factors may negatively impact consumer spending, a key driver of the economy. Against this backdrop, we expect to see continued low interest rates.

4

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Finally, we appreciated the shareholder support which enabled the change to the investment concentration policies for the Prime Master Fund and UBS Select Prime Institutional Fund. Further information regarding the voting results from the August shareholder meeting is contained later in this report, in the section captioned “General Information - Shareholder meeting results for UBS Select Prime Institutional Fund.”

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free
UBS Select Treasury Institutional Fund	Institutional Fund
UBS Select Tax-Free Institutional Fund	Managing Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free
UBS Select Treasury Institutional Fund	Institutional Fund
Managing Director	Director
UBS Global Asset Management	UBS Global Asset Management
(Americas) Inc.	(Americas) Inc.

5

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Institutional Fund
Associate Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2011. The views and opinions in the letter were current as of December 15, 2011. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2011 to October 31, 2011.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

7

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited) (continued)

of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Institutional Fund

		Ending	Expenses paid	Expense
	Beginning	account value[2]	during period[3]	ratio
	account value	October 31,	05/01/11 to	during the
	May 1, 2011	2011	10/31/11	period

Actual	$1,000.00	$1,000.50	$0.80	0.16%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.33	0.81	0.16

UBS Select Treasury Institutional Fund

		Ending	Expenses paid	Expense
	Beginning	account value[2]	during period[3]	ratio
	account value	October 31,	05/01/11 to	during the
	May 1, 2011	2011	10/31/11	period

Actual	$1,000.00	$1,000.10	$0.30	0.06%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.83	0.31	0.06

UBS Select Tax-Free Institutional Fund

		Ending	Expenses paid	Expense
	Beginning	account value[2]	during period[3]	ratio
	account value	October 31,	05/01/11 to	during the
	May 1, 2011	2011	10/31/11	period

Actual	$1,000.00	$1,000.10	$0.75	0.15%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.38	0.76	0.15

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may not always be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

9

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	10/31/11	04/30/11	10/31/10

Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.13%	0.13%	0.16%

Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.13	0.13	0.16

Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.13	0.09	0.12

Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.13	0.09	0.12

Weighted average maturity[2]	43 days	51 days	47 days

Net assets (bln)	$6.1	$9.9	$8.4

UBS Select Treasury Institutional Fund

Yields and characteristics	10/31/11	04/30/11	10/31/10

Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.03%

Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.03

Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.12)	(0.07)	0.03

Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.12)	(0.07)	0.03

Weighted average maturity[2]	47 days	48 days	38 days

Net assets (bln)	$4.9	$3.3	$4.2

10

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Institutional Fund

Yields and characteristics	10/31/11	04/30/11	10/31/10

Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.12%	0.11%

Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.12	0.11

Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.03)	0.12	0.11

Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.03)	0.12	0.11

Weighted average maturity[2]	20 days	21 days	23 days

Net assets (bln)	$0.9	$1.0	$1.1

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

11

UBS Select Prime Institutional Fund
Statement of assets and liabilities—October 31, 2011 (unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value (cost—$6,141,992,726 which approximates cost for federal income tax purposes)	$6,141,992,726

Liabilities:
Dividends payable to shareholders	571,985

Payable to affiliates	398,404

Total liabilities	970,389

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 6,140,896,563 outstanding	6,140,896,563

Accumulated net realized gain	125,774

Net assets	$6,141,022,337

Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Institutional Fund
Statement of assets and liabilities—October 31, 2011 (unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$4,908,254,030 which approximates cost for federal income tax purposes)	$4,908,254,030

Receivable from affiliates	10,894

Total assets	4,908,264,924

Liabilities:
Dividends payable to shareholders	40,579

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,908,205,968 outstanding	4,908,205,968

Accumulated net realized gain	18,377

Net assets	$4,908,224,345

Net asset value per share	$1.00

See accompanying notes to financial statements	13

UBS Select Tax-Free Institutional Fund
Statement of assets and liabilities—October 31, 2011 (unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$885,485,485 which approximates cost for federal income tax purposes)	$885,485,485

Liabilities:
Payable to affiliates	15,458

Dividends payable to shareholders	7,548

Total liabilities	23,006

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 885,450,704 outstanding	885,450,460

Accumulated net realized gain	12,019

Net assets	$885,462,479

Net asset value per share	$1.00

14	See accompanying notes to financial statements

UBS Select Prime Institutional Fund
Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Investment income:
Interest income allocated from Master	$10,324,366

Securities lending income allocated from Master	5

Expenses allocated from Master	(3,920,891)

Net investment income allocated from Master	6,403,480

Expenses:
Administration fees	3,112,060

Trustees’ fees	24,290

3,136,350

Fee waivers by administrator	(708,651)

Net expenses	2,427,699

Net investment income	3,975,781

Net realized gain allocated from Master	100,132

Net increase in net assets resulting from operations	$4,075,913

See accompanying notes to financial statements	15

UBS Select Treasury Institutional Fund
Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Investment income:
Interest income allocated from Master	$1,495,586

Expenses allocated from Master	(2,064,975)

Expense waiver allocated from Master	784,409

Net investment income allocated from Master	215,020

Expenses:
Administration fees	1,633,659

Trustees’ fees	18,322

1,651,981

Fee waivers by administrator	(1,644,021)

Net expenses	7,960

Net investment income	207,060

Net realized gain allocated from Master	1,351

Net increase in net assets resulting from operations	$208,411

16	See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund
Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Investment income:
Interest income allocated from Master	$830,173

Expenses allocated from Master	(479,029)

Expense waiver allocated from Master	333

Net investment income allocated from Master	351,477

Expenses:
Administration fees	373,239

Trustees’ fees	9,938

383,177

Fee waivers by administrator	(136,410)

Net expenses	246,767

Net investment income	104,710

Net realized gain allocated from Master	7,256

Net increase in net assets resulting from operations	$111,966

See accompanying notes to financial statements	17

UBS Select Prime Institutional Fund
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

From operations:
Net investment income	$3,975,781	$15,012,602

Net realized gain	100,132	35,812

Net increase in net assets resulting from operations	4,075,913	15,048,414

Dividends and distributions to shareholders from:
Net investment income	(3,975,781)	(15,012,602)

Net realized gains	—	(41,158)

Total dividends and distributions to shareholders	(3,975,781)	(15,053,760)

Net increase (decrease) in net assets from beneficial interest transactions	(3,723,093,052)	30,847,364

Net increase (decrease) in net assets	(3,722,992,920)	30,842,018

Net assets:
Beginning of period	9,864,015,257	9,833,173,239

End of period	$6,141,022,337	$9,864,015,257

Accumulated undistributed net investment income	$—	$—

18	See accompanying notes to financial statements

UBS Select Treasury Institutional Fund
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

From operations:
Net investment income	$207,060	$947,556

Net realized gain	1,351	10,109

Net increase in net assets resulting from operations	208,411	957,665

Dividends and distributions to shareholders from:
Net investment income	(207,060)	(947,556)

Net realized gains	—	(16,473)

Total dividends and distributions to shareholders	(207,060)	(964,029)

Net increase (decrease) in net assets from beneficial interest transactions	1,631,502,917	(1,457,711,727)

Net increase (decrease) in net assets	1,631,504,268	(1,457,718,091)

Net assets:
Beginning of period	3,276,720,077	4,734,438,168

End of period	$4,908,224,345	$3,276,720,077

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements	19

UBS Select Tax-Free Institutional Fund
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

From operations:
Net investment income	$104,710	$1,085,908

Net realized gain	7,256	4,519

Net increase in net assets resulting from operations	111,966	1,090,427

Dividends and distributions to shareholders from:
Net investment income	(104,710)	(1,085,908)

Net realized gains	—	(95,871)

Total dividends and distributions to shareholders	(104,710)	(1,181,779)

Net decrease in net assets from beneficial interest transactions	(119,865,452)	(288,270,632)

Net decrease in net assets	(119,858,196)	(288,361,984)

Net assets:
Beginning of period	1,005,320,675	1,293,682,659

End of period	$885,462,479	$1,005,320,675

Accumulated undistributed net investment income	$—	$—

20	See accompanying notes to financial statements

(This page has been left blank intentionally)

21

UBS Select Prime Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.001

Dividends from net investment income	(0.001)

Distributions from net realized gains	—

Total dividends and distributions	(0.001)

Net asset value, end of period	$1.00

Total investment return[2]	0.05%

Ratios to average net assets:
Expenses before fee waivers by advisor/administrator	0.18%[3,4]

Expenses after fee waivers by advisor/administrator	0.16%[3,4]

Net investment income	0.10%[3,4]

Supplemental data:
Net assets, end of period (000’s)	$6,141,022

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Annualized.
[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.

22	See accompanying notes to financial statements

Years ended April 30,

2011	2010	2009	2008	2007

$1.00	$1.00	$1.00	$1.00	$1.00

0.002	0.002	0.019	0.046	0.051

(0.002)	(0.002)	(0.019)	(0.046)	(0.051)

(0.000)[1]	—	—	—	—

(0.002)	(0.002)	(0.019)	(0.046)	(0.051)

$1.00	$1.00	$1.00	$1.00	$1.00

0.17%	0.18%	1.94%	4.66%	5.25%

0.18%[4]	0.19%[4]	0.20%[4]	0.18%[4]	0.18%

0.14%[4]	0.18%[4]	0.20%[4]	0.18%[4]	0.18%

0.17%[4]	0.19%[4]	1.87%[4]	4.47%[4]	5.14%

$9,864,015	$9,833,173	$14,448,140	$12,969,050	$9,272,239

See accompanying notes to financial statements	23

UBS Select Treasury Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000 [1]

Dividends from net investment income	(0.000)[1]

Distributions from net realized gains	—

Total dividends and distributions	(0.000)[1]

Net asset value, end of period	$1.00

Total investment return[2]	0.01%

Ratios to average net assets:
Expenses before fee waivers by advisor/administrator	0.18%[3,4]

Expenses after fee waivers by advisor/administrator	0.06%[3,4]

Net investment income	0.01%[3,4]

Supplemental data:
Net assets, end of period (000’s)	$4,908,224

[1]	Amount represents less than $0.0005 per share.
[2]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[3]	Ratios include the Fund’s share of income and expenses allocated from the Master.
[4]	Annualized.

24	See accompanying notes to financial statements

Years ended April 30,

2011	2010	2009	2008	2007

$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.009	0.038	0.050

(0.000)[1]	(0.000)[1]	(0.009)	(0.038)	(0.050)

(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]

(0.000)[1]	(0.000)[1]	(0.009)	(0.038)	(0.050)

$1.00	$1.00	$1.00	$1.00	$1.00

0.02%	0.04%	0.86%	3.85%	5.11%

0.18%[3]	0.20%[3]	0.20%[3]	0.18%[3]	0.18%

0.17%[3]	0.18%[3]	0.20%[3]	0.18%[3]	0.18%

0.02%[3]	0.04%[3]	0.69%[3]	3.14%[3]	5.02%

$3,276,720	$4,734,438	$7,669,190	$5,604,307	$951,408

See accompanying notes to financial statements	25

UBS Select Tax-Free Institutional Fund
Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000 [2]

Dividends from net investment income	(0.000)[2]

Distributions from net realized gains	—

Total dividends and distributions	(0.000)[2]

Net asset value, end of period	$1.00

Total investment return[3]	0.01%

Ratios to average net assets:
Expenses before fee waivers by administrator[4]	0.18%[5]

Expenses after fee waivers by administrator[4]	0.15%[5]

Net investment income[4]	0.02%[5]

Supplemental data:
Net assets, end of period (000’s)	$885,462

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.
[5]	Annualized.

26	See accompanying notes to financial statements

Years ended April 30,			For the period
			August 28, 2007[1]
2011	2010	2009	to April 30, 2008

$1.00	$1.00	$1.00	$1.00

0.001	0.001	0.013	0.019

(0.001)	(0.001)	(0.013)	(0.019)

(0.000)[2]	(0.000)[2]	(0.000)[2]	—

(0.001)	(0.001)	(0.013)	(0.019)

$1.00	$1.00	$1.00	$1.00

0.10%	0.11%	1.30%	1.96%

0.18%	0.21%	0.21%	0.18%[5]

0.18%	0.20%	0.15%	0.08%[5]

0.10%	0.11%	1.33%	2.61%[5]

$1,005,321	$1,293,683	$2,398,608	$2,574,640

See accompanying notes to financial statements	27

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invests substantially all of their assets in the Prime Master Fund and the Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

28

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund” and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (35.91% for Prime Institutional Fund, 38.83% for Treasury Institutional Fund and 66.82% for Tax-Free Institutional Fund at October 31, 2011). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

29

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

Valuation of investments
Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and/or administrator
Effective August 28, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2011, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $411,074, $325,857 and $60,473, respectively, for administrative services.

30

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2011, UBS Global AM owed $12,670, $10,901 and $4,230 for independent trustees fees to Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

Prior to August 28, 2007, UBS Global AM received a fee of 0.18% of the average daily net assets of each of Prime Institutional Fund and Treasury Institutional Fund for its investment advisory and administrative services under superseded agreements, prior to conversion of those Funds to feeder funds on such date.

During the period May 1, 2011 through May 31, 2011, UBS Global AM voluntarily waived 0.03% of its administration fees for Prime Institutional Fund. During the period June 1, 2011 through August 31, 2011, this voluntary waiver was reduced to 0.02%, and was further reduced to 0.01% for the period September 1, 2011 through September 30, 2011. Effective October 1, 2011, this voluntary waiver was eliminated. For the six months ended October 31 2011, UBS Global AM voluntarily waived $708,651 for Prime Institutional Fund. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2011, UBS Global AM owed Treasury Institutional Fund and Tax-Free Institutional Fund $325,850 and $40,785, respectively, for fee waivers. For the six months ended October 31, 2011, UBS Global AM voluntarily waived $1,644,021 and $136,410 for Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

31

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
Prime Institutional Fund	October 31, 2011	April 30, 2011

Shares sold	15,805,267,174	40,471,033,987

Shares repurchased	(19,531,845,492)	(40,452,487,505)

Dividends reinvested	3,485,266	12,300,882

Net increase (decrease) in shares outstanding	(3,723,093,052)	30,847,364

	For the six	For the
	months ended	year ended
Treasury Institutional Fund	October 31, 2011	April 30, 2011

Shares sold	7,172,697,580	11,985,967,662

Shares repurchased	(5,541,368,474)	(13,444,616,974)

Dividends reinvested	173,811	937,585

Net increase (decrease) in shares outstanding	1,631,502,917	(1,457,711,727)

	For the six	For the
	months ended	year ended
Tax-Free Institutional Fund	October 31, 2011	April 30, 2011

Shares sold	623,467,002	1,769,577,068

Shares repurchased	(743,490,962)	(2,059,003,497)

Dividends reinvested	158,508	1,155,797

Net decrease in shares outstanding	(119,865,452)	(288,270,632)

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

32

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the fiscal year ended April 30, 2011 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal year ended April 30, 2011 was 91.89% tax-exempt income, 7.64% ordinary income, and 0.47% long-term capital gain.

The tax character of distributions and components of accumulated earnings (deficit) on a tax basis will be determined at the end of the Funds’ fiscal year ending April 30, 2012.

As of and during the period ended October 31, 2011, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2011, the Funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Each of the tax years in the four year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

33

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

34

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
General information (unaudited)

Shareholder meeting results for UBS Select Prime Institutional Fund
A joint special meeting of shareholders of UBS Money Series—UBS Select Prime Institutional Fund and certain related master-feeder funds was held on August 16, 2011, and adjourned to August 25, 2011. The results of the votes taken with respect to UBS Select Prime Institutional Fund are reported below. Each vote represents one share held on the record date for the meeting. UBS Select Prime Institutional Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Abstentions and broker non-votes, if any, are counted as shares present for purposes of determining whether a quorum is present but are not voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes have the effect of a negative vote on the proposal.

Proposal—To approve a change to the Fund’s concentration policies

	Shares For as
Shares	a % of Total	Shares Voted	Shares Voted
Voted For	Shares Voted	Against	Abstain

5,632,757,134.295	80.872%	1,003,257,335.603	329,054,902.272

As more fully described in the related proxy statement, this involved a change to UBS Select Prime Institutional Fund’s concentration policies to enable investment of more than 25% of assets in securities issued by companies in the financial services group of industries. As a result of the approval, under normal circumstances, this fund—and its related master portfolio—are required to invest more than 25% of their total assets in the financial services sector.

35

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
General information (unaudited)

Other tax information
UBS Select Treasury Institutional Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2011 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2012.

36

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—24.47%

Federal Farm Credit Bank
0.140%, due 11/01/11[1]	$100,000,000	$99,989,381

0.190%, due 11/01/11[1]	80,000,000	80,044,487

0.210%, due 11/01/11[1]	50,000,000	50,005,279

0.310%, due 12/27/11[2]	48,000,000	47,976,853

0.320%, due 01/06/12[2]	42,000,000	41,975,360

0.250%, due 01/12/12[1]	82,000,000	81,995,102

Federal Home Loan Bank
0.150%, due 11/01/11[1]	100,000,000	100,002,160

0.210%, due 11/01/11[1]	200,000,000	200,000,000

0.280%, due 11/01/11[1]	207,000,000	207,000,000

0.300%, due 11/08/11	96,500,000	96,499,907

0.260%, due 11/22/11	170,000,000	169,997,066

0.260%, due 11/23/11	57,000,000	56,998,590

0.300%, due 11/23/11	105,850,000	105,847,778

0.300%, due 12/15/11[1]	102,000,000	102,000,000

0.290%, due 12/16/11[1]	89,000,000	89,000,000

0.280%, due 01/12/12[1]	240,000,000	240,000,000

1.375%, due 06/08/12	127,840,000	128,691,045

0.250%, due 07/16/12	250,000,000	250,118,991

0.330%, due 07/16/12	100,000,000	100,039,323

0.230%, due 08/24/12	248,750,000	248,804,505

0.330%, due 11/08/12	50,000,000	50,000,000

Federal Home Loan Mortgage Corp.*
0.260%, due 11/01/11[1]	122,000,000	122,058,800

0.191%, due 11/06/11[1]	265,000,000	264,837,611

Federal National Mortgage Association*
2.000%, due 01/09/12	157,501,000	158,022,315

US Treasury Notes
4.500%, due 11/30/11	100,000,000	100,335,371

1.000%, due 12/31/11	92,500,000	92,615,760

1.375%, due 02/15/12	75,000,000	75,221,579

4.625%, due 02/29/12	200,000,000	202,824,894

4.500%, due 03/31/12	223,000,000	226,894,392

		37

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—(concluded)

US Treasury Notes—(concluded)
0.750%, due 05/31/12	$268,000,000	$268,831,678

1.375%, due 11/15/12	125,000,000	126,557,013

Total US government and agency obligations
(cost—$4,185,185,240)		4,185,185,240

Bank note—2.04%

Banking-US—2.04%

Bank of America N.A.
0.250%, due 11/18/11 (cost—$350,000,000)	350,000,000	350,000,000

Time deposits—4.93%

Banking-non-US—4.93%

Societe Generale, Cayman Islands
0.150%, due 11/01/11	344,000,000	344,000,000

Svenska Handelsbanken, Cayman Islands
0.080%, due 11/01/11	500,000,000	500,000,000

Total time deposits (cost—$844,000,000)		844,000,000

Certificates of deposit—16.33%

Banking-non-US—16.33%

Abbey National Treasury Services PLC
0.705%, due 01/18/12[1]	275,000,000	275,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 11/14/11	200,000,000	200,000,000

Credit Suisse First Boston
0.190%, due 11/07/11	200,000,000	200,000,000

0.420%, due 01/25/12	250,000,000	250,000,000

National Australia Bank Ltd.
0.421%, due 01/17/12[1]	217,500,000	217,500,000

Natixis
0.518%, due 11/07/11[1]	261,000,000	261,000,000

Nordea Bank Finland
0.400%, due 06/12/12	250,000,000	250,000,000

Royal Bank of Canada
0.250%, due 11/01/11[1]	95,000,000	95,000,000

0.265%, due 11/01/11[1]	100,000,000	100,000,000

38

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)

Skandinaviska Enskilda Banken AB
0.120%, due 11/03/11	$350,000,000	$350,000,000

Sumitomo Mitsui Banking Corp.
0.150%, due 11/02/11	100,000,000	100,000,000

0.150%, due 11/03/11	400,000,000	400,000,000

Westpac Banking Corp.
0.260%, due 11/01/11[1]	95,000,000	95,000,000

Total certificates of deposit (cost—$2,793,500,000)		2,793,500,000

Commercial paper[2]—40.80%

Asset backed-banking—2.63%

Atlantis One Funding
0.200%, due 11/14/11	250,000,000	249,981,945

0.250%, due 11/29/11	200,000,000	199,961,111

		449,943,056

Asset backed-miscellaneous—20.56%

Amsterdam Funding Corp.
0.280%, due 11/14/11	100,000,000	99,989,889

0.330%, due 12/05/11	114,400,000	114,364,345

0.270%, due 12/07/11	50,000,000	49,986,500

Atlantic Asset Securitization LLC
0.480%, due 11/01/11	225,000,000	225,000,000

0.550%, due 11/07/11	250,000,000	249,977,083

0.900%, due 11/16/11	250,000,000	249,906,250

Barton Capital LLC
0.450%, due 11/01/11	200,000,000	200,000,000

0.730%, due 11/18/11	263,000,000	262,909,338

0.730%, due 11/30/11	220,000,000	219,870,628

Bryant Park Funding LLC
0.180%, due 11/21/11	125,479,000	125,466,452

Chariot Funding LLC
0.140%, due 11/01/11	120,000,000	120,000,000

0.170%, due 12/06/11	150,000,000	149,975,208

0.210%, due 12/20/11	155,060,000	155,015,679

		39

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)

Gotham Funding Corp.
0.220%, due 11/01/11	$100,000,000	$100,000,000

0.350%, due 01/19/12	150,000,000	149,884,792

0.350%, due 01/20/12	50,000,000	49,961,111

Liberty Street Funding LLC
0.230%, due 12/06/11	100,000,000	99,977,639

LMA Americas LLC
0.750%, due 11/03/11	200,000,000	199,991,667

0.900%, due 11/30/11	195,000,000	194,858,625

0.870%, due 12/01/11	120,000,000	119,913,000

Thames Asset Global Securitization No. 1
0.250%, due 11/09/11	255,000,000	254,985,833

Windmill Funding Corp.
0.250%, due 11/14/11	50,000,000	49,995,486

0.250%, due 12/01/11	75,000,000	74,984,375

		3,517,013,900

Asset backed-securities—2.97%

Argento Variable Funding Co. LLC
0.250%, due 11/10/11	45,000,000	44,997,188

0.270%, due 11/18/11	50,000,000	49,993,625

0.270%, due 11/29/11	170,000,000	169,964,300

Grampian Funding LLC
0.270%, due 11/08/11	112,000,000	111,994,120

0.270%, due 11/17/11	130,000,000	129,984,400

		506,933,633

Banking-non-US—3.04%

Commonwealth Bank of Australia
0.318%, due 11/21/11[1,3]	270,000,000	270,000,000

Credit Suisse
0.320%, due 12/01/11	250,000,000	249,933,333

		519,933,333

Banking-US—8.94%

ABN Amro Funding USA LLC
0.300%, due 11/18/11	250,000,000	249,964,583

40

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[2]—(concluded)

Banking-US—(concluded)

Deutsche Bank Financial LLC
0.160%, due 11/01/11	$451,000,000	$451,000,000

ING (US) Funding LLC
0.110%, due 11/10/11	150,000,000	149,995,875

0.200%, due 11/16/11	334,000,000	333,972,167

Societe Generale N.A., Inc.
0.400%, due 11/04/11	344,750,000	344,738,508

		1,529,671,133

Finance-noncaptive diversified—1.02%

General Electric Capital Corp.
0.220%, due 01/23/12	175,000,000	174,911,236

Insurance-life—1.64%

Axa Financial, Inc.
0.180%, due 11/03/11	100,000,000	99,999,000

0.210%, due 11/17/11	87,000,000	86,991,880

MetLife Short Term Funding LLC
0.180%, due 11/04/11	93,000,000	92,998,605

		279,989,485

Total commercial paper (cost—$6,978,395,776)		6,978,395,776

Short-term corporate obligations—3.03%

Banking-non-US—2.01%

Svenska Handelsbanken
0.376%, due 12/08/11[1,3]	203,000,000	203,000,000

Westpac Securities NZ Ltd.
0.409%, due 11/04/11[1,3]	140,000,000	140,000,000

		343,000,000

Banking-US—0.73%

JPMorgan Chase Bank N.A.
0.367%, due 12/09/11[1]	125,000,000	125,000,000

Supranational—0.29%

European Investment Bank
2.625%, due 11/15/11	50,000,000	50,043,335

Total short-term corporate obligations (cost—$518,043,335)		518,043,335

		41

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—8.63%

Repurchase agreement dated 10/28/11 with Barclays Capital, Inc., 0.070% due 11/04/11, collateralized by $68,549,000 Federal Farm Credit Bank obligations, 1.375% to 5.300% due 10/17/12 to 12/23/24, $291,735,000 Federal Home Loan Bank obligations, 0.160% to 5.750% due 11/18/11 to 03/14/36, $117,981,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 8.250% due 11/04/11 to 06/01/16 and $101,964,000 Federal National Mortgage Association obligations, zero coupon to 5.380% due 04/18/12 to 11/13/28; (value—$612,000,185); proceeds: $600,008,167	$600,000,000	$600,000,000

Repurchase agreement dated 10/31/11 with Bank of America Securities, 0.090% due 11/01/11, collateralized by $88,524,000 Federal National Mortgage Association obligations, 0.600% to 6.250% due 09/27/13 to 05/15/29; (value—$102,000,968); proceeds: $100,000,250	100,000,000	100,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.280% due 11/01/11, collateralized by 2,968,924 shares of Banco Santander SA ADRs; (value—$26,750,005); proceeds: $25,000,194	25,000,000	25,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.330% due 11/01/11, collateralized by $53,238,316 various corporate notes, common stocks, preferred stocks and warrants, 5.000% to 11.000% due 08/01/13 to 04/15/18; (value—$352,195,507); proceeds: $325,002,979	325,000,000	325,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.380% due 11/01/11, collateralized by $49,487,775 various corporate bonds, notes, common stocks, preferred stocks and warrants, 2.500% to 5.000% due 12/15/11 to 02/15/24; (value—$468,905,135); proceeds: $425,004,486	425,000,000	425,000,000

42

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $710,000 US Treasury Bonds, 4.625% due 12/15/40; (value—$902,580); proceeds: $883,000	$883,000	$883,000

Total repurchase agreements (cost—$1,475,883,000)		1,475,883,000

Total investments (cost—$17,145,007,351 which approximates cost for federal income tax purposes)—100.23%		17,145,007,351

Liabilities in excess of other assets—(0.23)%		(40,032,689)

Net assets—100.00%		$17,104,974,662

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.58% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2011. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net Income
earned from
		Purchases	Sales		affiliate
		during the	during the		for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/11	10/31/11	10/31/11	10/31/11	10/31/11

UBS Private Money Market Fund LLC	$—	$9,393,750	$9,393,750	$—	$11

43

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$4,185,185,240	$—	$4,185,185,240

Bank note	—	350,000,000	—	350,000,000

Time deposits	—	844,000,000	—	844,000,000

Certificates of deposit	—	2,793,500,000	—	2,793,500,000

Commercial paper	—	6,978,395,776	—	6,978,395,776

Short-term corporate obligations	—	518,043,335	—	518,043,335

Repurchase agreements	—	1,475,883,000	—	1,475,883,000

Total	$—	$17,145,007,351	$—	$17,145,007,351

Issuer breakdown by country or territory of origin

Percentage of
total investments

United States	72.0%

Cayman Islands	4.9

Australia	4.2

Japan	4.1

Switzerland	4.1

Sweden	3.2

United Kingdom	3.1

France	1.5

Finland	1.5

Canada	1.1

Luxembourg	0.3

Total	100.0%

Weighted average maturity—43 days

44	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government obligations—48.32%

US Treasury Bills
0.000%, due 11/17/11[1]	$50,000,000	$50,000,000

0.006%, due 11/17/11[1]	400,000,000	399,998,933

0.000%, due 11/25/11[1]	60,000,000	60,000,000

0.000%, due 12/15/11[1]	200,000,000	200,000,000

0.010%, due 12/29/11[1]	250,000,000	249,995,972

US Treasury Notes
1.750%, due 11/15/11	360,000,000	360,218,592

0.750%, due 11/30/11	447,000,000	447,217,085

1.000%, due 12/31/11	75,000,000	75,094,423

1.125%, due 01/15/12	558,000,000	559,219,448

0.875%, due 01/31/12	750,000,000	751,568,542

1.375%, due 02/15/12	575,000,000	577,108,693

4.875%, due 02/15/12	155,000,000	157,162,365

0.875%, due 02/29/12	622,500,000	624,196,541

4.625%, due 02/29/12	400,000,000	406,057,423

1.000%, due 03/31/12	325,000,000	326,101,891

4.500%, due 03/31/12	550,000,000	560,026,657

1.000%, due 04/30/12	50,000,000	50,155,305

1.750%, due 08/15/12	150,000,000	151,928,571

1.375%, due 11/15/12	100,000,000	101,245,610

Total US government obligations (cost—$6,107,296,051)		6,107,296,051

Repurchase agreements—53.52%

Repurchase agreement dated 10/26/11 with Barclays Capital, Inc., 0.050% due 11/02/11, collateralized by $110,089,800 US Treasury Bonds, 4.500% to 5.000% due 02/15/36 to 05/15/37 and $527,883,200 US Treasury Notes, 1.500% to 3.625% due 12/31/13 to 02/15/21; (value—$714,000,011); proceeds: $700,006,806	700,000,000	700,000,000

Repurchase agreement dated 10/27/11 with Barclays Capital, Inc., 0.060% due 11/03/11, collateralized by $406,697,500 US Treasury Notes, 0.250% to 1.000% due 07/15/13 to 09/15/14; (value—$408,000,070); proceeds: $400,004,667	400,000,000	400,000,000

45

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(continued)

Repurchase agreement dated 10/27/11 with Deutsche Bank Securities, Inc., 0.060% due 11/03/11, collateralized by $27,857,200 US Treasury Bills, zero coupon due 01/05/12, $39,667,500 US Treasury Bonds, 5.250% to 8.875% due 02/15/19 to 02/15/31, $150,622,800 US Treasury Bonds Coupon Strips, zero coupon due 05/15/27 to 08/15/38 and $328,354,400 US Treasury Notes, 0.250% to 3.875% due 07/15/12 to 02/15/21; (value—$510,000,004); proceeds: $500,005,833	$500,000,000	$500,000,000

Repurchase agreement dated 10/28/11 with Goldman Sachs & Co., 0.020% due 11/04/11, collateralized by $506,716,100 US Treasury Inflation Index Notes, 1.875% to 2.375% due 07/15/13 to 01/15/17; (value—$663,000,019); proceeds: $650,002,528	650,000,000	650,000,000

Repurchase agreement dated 10/31/11 with Bank of America Securities, 0.070% due 11/01/11, collateralized by $1,365,258,808 US Treasury Bonds Coupon Strips, zero coupon due 11/15/11 to 08/15/41, $546,771,100 US Treasury Bond Principal Strips, zero coupon due 02/15/15 to 08/15/41, $183,732,100 US Treasury Inflation Index Bonds, 1.750% to 3.875% due 01/15/27 to 02/15/41, $749,899,200 US Treasury Inflation Index Notes, 0.125% to 3.000% due 07/15/12 to 07/15/21, $6,255,900 US Treasury Note Coupon Strips, zero coupon due 11/30/11 to 02/28/15 and $40,913,400 US Treasury Note Principal Strips, zero coupon due 11/15/11 to 11/15/20; (value—$2,397,000,222); proceeds: $2,350,004,549

	2,350,000,000	2,350,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.090% due 11/01/11, collateralized by $180,272,000 US Treasury Notes, 3.500% due 05/15/20; (value—$204,000,008); proceeds: $200,000,500	200,000,000	200,000,000

46

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/11 with Deutsche Bank Securities, Inc., 0.080% due 11/01/11, collateralized by $398,068,900 US Treasury Bonds, 4.250% due 05/15/39; (value—$473,076,093); proceeds: $463,801,031	$463,800,000	$463,800,000

Repurchase agreement dated 10/31/11 with Goldman Sachs & Co., 0.050% due 11/01/11, collateralized by $1,274,553,500 US Treasury Inflation Index Notes, 0.125% to 3.000% due 04/15/12 to 07/15/18; (value—$1,530,000,037); proceeds: $1,500,002,083	1,500,000,000	1,500,000,000

Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $10,000 US Treasury Notes, 1.375% due 05/15/13; (value—$10,238); proceeds: $6,000	6,000	6,000

Total repurchase agreements (cost—$6,763,806,000)		6,763,806,000

Total investments (cost—$12,871,102,051 which approximates
cost for federal income tax purposes)—101.84%		12,871,102,051

Liabilities in excess of other assets—(1.84)%		(232,459,541)

Net assets—100.00%		$12,638,642,510

[1]	Rates shown are the discount rates at date of purchase.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$6,107,296,051	$—	$6,107,296,051

Repurchase agreements	—	6,763,806,000	—	6,763,806,000

Total	$—	$12,871,102,051	$—	$12,871,102,051

Weighted average maturity—47 days

See accompanying notes to financial statements	47

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—86.89%

Alabama—0.84%

Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.150%, VRD	$5,450,000	$5,450,000

Infirmary Health System Special Care Facilities Financing
Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.110%, VRD	1,100,000	1,100,000

Mobile County Industrial Development Authority Pollution
Control Revenue Refunding (ExxonMobil Project),
0.080%, VRD	4,525,000	4,525,000

		11,075,000

Alaska—1.24%

Anchorage Tax Anticipation Notes,
1.500%, due 12/29/11	10,000,000	10,018,992

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
0.080%, VRD	1,400,000	1,400,000

Series A,
0.080%, VRD	4,185,000	4,185,000

Series B,
0.080%, VRD	900,000	900,000

		16,503,992

Arizona—2.66%

AK-Chin Indian Community Revenue,
0.180%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority
Industrial Development Revenue
(Tucson Electric Power Co.),
Series 83C,
0.130%, VRD	4,200,000	4,200,000

Arizona Board of Regents University Systems
Revenue Refunding,
Series A,
0.080%, VRD	3,845,000	3,845,000

48

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Arizona—(concluded)

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.130%, VRD	$8,950,000	$8,950,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.150%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays Capital
Municipal Trust Receipts, Series 9W),
0.150%, VRD[1,2]	3,750,000	3,750,000

Yavapai County Industrial Development Authority
Revenue (Skanon Investments-Drake Project),
Series A,
0.220%, VRD	7,000,000	7,000,000

		35,295,000

California—6.29%

California Educational Facilities Authority Refunding
(Stanford University),
Series L-6,
0.080%, VRD	1,715,000	1,715,000

California Health Facilities Financing Authority Revenue
(St. Joseph Health System),
Series B,
0.100%, VRD	13,300,000	13,300,000

California Infrastructure & Economic Development Bank
Revenue (Jewish Community Center),
Series A,
0.210%, VRD	4,100,000	4,100,000

California Municipal Finance Authority Revenue
(Chevron USA - Recovery Zone Bonds),
Series A,
0.090%, VRD	3,600,000	3,600,000

Series B,
0.080%, VRD	3,100,000	3,100,000

49

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)

California School Cash Reserve Program Authority,
Series R,
2.500%, due 12/30/11	$3,200,000	$3,210,130

California State Economic Recovery,
Series C-5,
0.110%, VRD	1,000,000	1,000,000

California State,
Series A-1,
0.100%, VRD	4,400,000	4,400,000

California Statewide Communities Development
Authority Revenue (John Muir Health)
Series C,
0.100%, VRD	8,600,000	8,600,000

East Bay Municipal Utility District Water Systems
Revenue Refunding, Subseries A-2
(Mandatory Put 03/01/12 @ 100),
0.170%, VRD	4,920,000	4,920,000

Los Angeles County Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 02/29/12	10,000,000	10,071,012

San Diego County & School District Note Participations
Tax & Revenue Anticipation Notes,
Series A,
2.000%, due 06/29/12	3,000,000	3,034,263

San Diego County Certificates of Participation
(San Diego Foundation),
0.100%, VRD	2,000,000	2,000,000

Ventura County Tax & Revenue Anticipation Notes,
2.250%, due 06/29/12	20,000,000	20,259,274

		83,309,679

Colorado—3.09%

Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.160%, VRD[1,2]	12,015,000	12,015,000

50

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)

Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board Program),
Series A-9,
0.180%, VRD	$1,575,000	$1,575,000

Series C-6,
0.150%, VRD	3,380,000	3,380,000

Colorado Health Facilities Authority Revenue
(Adventist Health - Sunbelt),
Series B,
0.100%, VRD	5,000,000	5,000,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.150%, VRD	12,245,000	12,245,000

Series A2,
0.150%, VRD	6,790,000	6,790,000

		41,005,000

Connecticut—1.24%

Connecticut Health & Educational Facilities Authority
Revenue (Yale University),
Series U,
0.050%, VRD	500,000	500,000

Series Y-2,
0.100%, VRD	3,200,000	3,200,000

Series Y-3,
0.080%, VRD	2,000,000	2,000,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.160%, VRD[1,2]	10,765,000	10,765,000

		16,465,000

District of Columbia—0.70%

District of Columbia Revenue (German Marshall Fund of
the United States),
0.140%, VRD	4,000,000	4,000,000

51

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—(concluded)

District of Columbia University Revenue Refunding
(Georgetown University),
Series C,
0.060%, VRD	$5,250,000	$5,250,000

		9,250,000

Florida—1.80%

Gainesville Utilities System Revenue,
Series A,
0.110%, VRD	2,485,000	2,485,000

Hillsborough County School Board Certificates
of Participation (Master Lease Program),
Series C (NATL-RE Insured),
0.140%, VRD	20,000	20,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist),
Series D,
0.140%, VRD	2,925,000	2,925,000

Orlando Utilities Commission Utility System Revenue,
Series 2,
0.100%, VRD	5,000,000	5,000,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.120%, VRD	13,400,000	13,400,000

		23,830,000

Georgia—2.43%

Cobb County Tax Anticipation Notes,
1.250%, due 12/30/11	6,000,000	6,009,180

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.140%, VRD[1,2]	4,750,000	4,750,000

Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.140%, VRD	4,000,000	4,000,000

52

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)

Metropolitan Atlanta Rapid Transit Authority
Sales Tax Revenue,
Series B,
0.130%, VRD	$2,400,000	$2,400,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series B-2,
0.080%, VRD	3,000,000	3,000,000

Private Colleges & Universities Authority Revenue
Refunding (Mercer University),
Series C,
0.160%, VRD	8,415,000	8,415,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.150%, VRD	3,615,000	3,615,000

		32,189,180

Idaho—0.38%

Idaho Tax Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,057,105

Illinois—5.38%

Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.110%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.150%, VRD	3,200,000	3,200,000

Chicago (Neighborhoods Alive 21),
Series B,
0.120%, VRD	10,900,000	10,900,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-2,
0.180%, VRD	5,250,000	5,250,000

Subseries C-3,
0.140%, VRD	700,000	700,000

53

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)

Chicago Water Revenue (Second Lien),
Subseries 2000-2,
0.130%, VRD	$14,000,000	$14,000,000

Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.130%, VRD	2,200,000	2,200,000

Illinois Educational Facilities Authority
(University of Chicago),
Series B,
0.090%, VRD	4,686,000	4,686,000

Illinois Finance Authority Revenue
(Methodist Medical Center),
Series B,
0.130%, VRD	4,000,000	4,000,000

Illinois Finance Authority (University of Chicago),
Series B,
0.090%, VRD	9,272,000	9,272,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.240%, VRD[1,2]	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.120%, VRD	4,650,000	4,650,000

		71,358,000

Indiana—1.79%

Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.160%, VRD	5,000,000	5,000,000

Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding, Series A,
0.130%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.160%, VRD	8,400,000	8,400,000

54

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)

Purdue University Revenues (Student Facilities System),
Series A,
0.060%, VRD	$5,825,000	$5,825,000

		23,665,000

Iowa—0.21%

Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.120%, VRD	2,790,000	2,790,000

Kansas—0.38%

Kansas Department of Transportation Highway
Revenue Refunding,
Series B-1,
0.070%, VRD	5,000,000	5,000,000

Kentucky—2.81%

Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.140%, VRD	8,045,000	8,045,000

Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.140%, VRD	2,045,000	2,045,000

Series B,
0.140%, VRD	570,000	570,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, due 03/01/19	10,000,000	10,000,000

Shelby County Lease Revenue,
Series A,
0.140%, VRD	5,265,000	5,265,000

Trimble County Association of Counties Leasing Trust
Lease Program Revenue, Series A,
0.140%, VRD	6,925,000	6,925,000

55

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.130%, VRD	$4,425,000	$4,425,000

		37,275,000

Louisiana—0.71%

East Baton Rouge Parish Industrial Development Board, Inc.
Revenue (ExxonMobil Project),
Series A,
0.060%, VRD	1,600,000	1,600,000

Series B (Mandatory Put 11/09/11 @ 100),
0.060%, VRD	7,750,000	7,750,000

		9,350,000

Maryland—2.90%

Maryland Economic Development Corp.
(Howard Hughes Medical Institute),
Series A,
0.080%, VRD	5,000,000	5,000,000

Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health System),
Series B,
0.190%, VRD	5,000,000	5,000,000

Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University),
Series A,
0.070%, VRD	4,675,000	4,675,000

Series B,
0.110%, VRD	4,620,000	4,620,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.200%, VRD	11,515,000	11,515,000

Series A-7,
0.200%, VRD	2,950,000	2,950,000

Series A-9,
0.210%, VRD	4,650,000	4,650,000

		38,410,000

56

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—2.26%

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.070%, VRD	$2,800,000	$2,800,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.090%, VRD	3,492,000	3,492,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.140%, VRD[1,2]	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.120%, VRD	2,890,000	2,890,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.120%, VRD	5,270,000	5,270,000

University of Massachusetts Building Authority Revenue
Refunding,
Series 1,
0.090%, VRD	5,500,000	5,500,000

		29,952,000

Michigan—3.26%

Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.140%, VRD	3,900,000	3,900,000

University of Michigan Refunding (Hospital),
Series A-2,
0.100%, VRD	9,000,000	9,000,000

University of Michigan Refunding (Medical Service Plan),
Series A-1,
0.100%, VRD	17,870,000	17,870,000

57

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)

University of Michigan University Revenues (Hospital),
Series A,
0.100%, VRD	$12,435,000	$12,435,000

		43,205,000

Mississippi—2.40%

Mississippi Business Finance Commission Gulf Opportunity
Zone (Chevron USA, Inc. Project),
Series A,
0.090%, VRD	2,000,000	2,000,000

Series B,
0.100%, VRD	2,400,000	2,400,000

Series C,
0.080%, VRD	3,300,000	3,300,000

Series D,
0.100%, VRD	14,000,000	14,000,000

Series I,
0.100%, VRD	3,000,000	3,000,000

Series K,
0.100%, VRD	3,000,000	3,000,000

Series L,
0.100%, VRD	1,800,000	1,800,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.080%, VRD	2,300,000	2,300,000

		31,800,000

Missouri—4.07%

Curators of The University of Missouri Systems Facilities Revenue,
Series B,
0.100%, VRD	3,500,000	3,500,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue
(De Smet Jesuit High School),
0.120%, VRD	4,370,000	4,370,000

58

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series A,
0.170%, VRD	$2,200,000	$2,200,000

Series B,
0.170%, VRD	500,000	500,000

Series C,
0.110%, VRD	19,300,000	19,300,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series E,
0.090%, VRD	3,500,000	3,500,000

St. Louis General Fund Revenue Tax & Revenue
Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,053,114

University of Missouri University Revenues
(Systems Facilities),
Series A,
0.120%, VRD	1,200,000	1,200,000

Series B,
0.120%, VRD	14,300,000	14,300,000

		53,923,114

Nebraska—0.72%

Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.120%, VRD	9,555,000	9,555,000

New Hampshire—0.06%

New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
0.100%, VRD	860,000	860,000

New Jersey—0.38%

New Jersey Health Care Facilities Financing Authority
Revenue (Princeton Healthcare),
Series B,
0.090%, VRD	5,000,000	5,000,000

59

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Mexico—0.60%

Bernalillo County Tax & Revenue Anticipation Notes,
1.500%, due 12/15/11	$8,000,000	$8,010,560

New York—1.67%

New York City Trust for Cultural Resources Refunding
(Lincoln Center),
Series A-1,
0.140%, VRD	3,195,000	3,195,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.130%, VRD	11,100,000	11,100,000

New York, Subseries L-4,
0.080%, VRD	6,595,000	6,595,000

Syracuse Industrial Development Agency
(Syracuse University Project),
Series A-1,
0.120%, VRD	1,235,000	1,235,000

		22,125,000

North Carolina—2.95%

Guilford County,
Series B,
0.120%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.130%, VRD	1,970,000	1,970,000

New Hanover County (School),
0.130%, VRD	2,685,000	2,685,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.150%, VRD	5,645,000	5,645,000

North Carolina Educational Facilities Finance Agency
(Duke University Project),
Series A,
0.050%, VRD	4,500,000	4,500,000

60

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.100%, VRD	$4,800,000	$4,800,000

Wake County (Public Improvement),
Series B,
0.100%, VRD	5,900,000	5,900,000

Wake County,
Series B,
0.120%, VRD	11,700,000	11,700,000

		39,055,000

Ohio—1.32%

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.140%, VRD[1,2]	2,800,000	2,800,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.110%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.140%, VRD[1,2]	2,845,000	2,845,000

Ohio Water Development Authority Refunding
(FirstEnergy Nuclear),
Series B,
0.140%, VRD	5,900,000	5,900,000

		17,545,000

Oregon—0.89%

Oregon Health Sciences University Revenue,
Series B-1,
0.120%, VRD	5,665,000	5,665,000

Series B-2,
0.130%, VRD	3,130,000	3,130,000

61

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Oregon—(concluded)

Salem Hospital Facility Authority Revenue
(Salem Hospital Project),
Series B,
0.100%, VRD	$3,000,000	$3,000,000

		11,795,000

Pennsylvania—4.79%

Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.130%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.130%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority
(University of Pittsburgh Medical Center),
Series B-2,
0.100%, VRD	2,100,000	2,100,000

Montgomery County,
Series A,
0.130%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s University),
Series A,
0.130%, VRD	7,000,000	7,000,000

Pennsylvania University Refunding, Series B
(Mandatory Put 06/01/12 @100),
0.300%, VRD	7,850,000	7,850,000

Philadelphia Authority for Industrial Development Lease
Revenue Refunding, Series B-3,
0.110%, VRD	5,325,000	5,325,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.090%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien),
Series B2,
0.110%, VRD	1,400,000	1,400,000

62

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)

University of Pittsburgh of the Commonwealth Systems
of Higher Education,
2.000%, due 06/18/12	$12,000,000	$12,126,151

Washington County Authority Refunding
(University of Pennsylvania),
0.100%, VRD	3,535,000	3,535,000

Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project)
Series A,
0.110%, VRD	2,540,000	2,540,000

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.140%, VRD	5,300,000	5,300,000

		63,426,151

Rhode Island—0.37%

Rhode Island Industrial Facilities Corp. Marine Terminal
Revenue Refunding (ExxonMobil Project),
0.080%, VRD	4,850,000	4,850,000

South Carolina—1.42%

Piedmont Municipal Power Agency Electric Revenue
Refunding,
Series C,
0.090%, VRD	10,950,000	10,950,000

South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Anmed Health Project),
Series C,
0.130%, VRD	1,995,000	1,995,000

Series D,
0.150%, VRD	2,765,000	2,765,000

South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Regional Medical
Center of Orangeburg),
0.130%, VRD	3,150,000	3,150,000

		18,860,000

63

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—1.70%

Clarksville Public Building Authority Pooled Financing
Revenue (Pooled Financing), Tennessee Municipal
Bond Fund,
0.250%, VRD	$4,725,000	$4,725,000

Knox County Health Educational & Housing Facilities
Board Hospital Facilities Revenue Refunding
(Covenant Healthcare),
Series A,
0.180%, VRD	5,000,000	5,000,000

Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board
Refunding (Vanderbilt University),
Series A,
0.050%, VRD	800,000	800,000

Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.250%, VRD	7,250,000	7,250,000

Sevier County Public Building Authority (Local
Government Public Improvement),
Series B-1,
0.150%, VRD	4,735,000	4,735,000

		22,510,000

Texas—11.88%

Alamo Community College District
(Citigroup ROCS Series RR-II-R-883WF),
(FGIC Insured),
0.130%, VRD[1,2]	7,750,000	7,750,000

Harris County Cultural Educational Facilities Finance
Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.120%, VRD	8,560,000	8,560,000

Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.120%, VRD	13,580,000	13,580,000

Series A-2,
0.120%, VRD	16,400,000	16,400,000

64

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)

Houston Airport System Revenue Refunding (Sub Lien),
0.110%, VRD	$3,000,000	$3,000,000

Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.100%, VRD	21,075,000	21,075,000

Series B,
0.100%, VRD	9,090,000	9,090,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.200%, VRD	4,000,000	4,000,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.120%, VRD	17,395,000	17,395,000

North Texas Higher Education Authority Student
Loan Revenue,
Series E,
0.160%, VRD	9,200,000	9,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.210%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.140%, VRD	4,235,000	4,235,000

Tarrant County Cultural Education Facilities Finance Corp.
Hospital Revenue (Baylor Healthcare System Project)
Series C,
0.100%, VRD	3,500,000	3,500,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series A,
0.130%, VRD	585,000	585,000

Series B,
0.100%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.130%, VRD[1,2]	6,200,000	6,200,000

65

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)

Texas (JP Morgan PUTTERs, Series 3238),
0.140%, VRD[1,2]	$2,165,000	$2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.200%, VRD[1,2]	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.140%, VRD[1,2]	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 08/30/12	10,000,000	10,185,306

University of Texas (Financing Systems),
Series B,
0.050%, VRD	1,150,000	1,150,000

		157,395,306

Vermont—0.51%

Winooski Special Obligation Refunding,
Series A,
0.110%, VRD	6,755,000	6,755,000

Virginia—4.42%

Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical Institute),
Series A,
0.060%, VRD	600,000	600,000

Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical),
Series D,
0.080%, VRD	1,800,000	1,800,000

Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 04/26/12 @100),
0.410%, VRD	4,690,000	4,690,000

Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.120%, VRD	13,100,000	13,100,000

66

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Virginia—(concluded)

Virginia Public School Authority School
Educational Technical Notes,
Series XI,
1.000%, due 04/15/12	$4,000,000	$4,013,217

Virginia Small Business Financing Authority Hospital
Revenue (Carilion Clinic Obligation),
Series B,
0.130%, VRD	34,330,000	34,330,000

		58,533,217

Washington—5.41%

Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.140%, VRD[1,2]	4,995,000	4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.160%, VRD[1,2]	15,460,000	15,460,000

King County (Multi Modal Ltd. Tax Sewer),
Series B,
0.090%, VRD	1,600,000	1,600,000

King County Sewer Revenue (Junior Lien),
Series A,
0.250%, VRD	10,575,000	10,575,000

Series B,
0.230%, VRD	4,400,000	4,400,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.130%, VRD[1,2]	5,085,000	5,085,000

Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.150%, VRD[1,2]	3,995,000	3,995,000

Washington Health Care Facilities Authority (Fred
Hutchinson Cancer Research Center),
Series C,
0.180%, VRD	9,040,000	9,040,000

67

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Washington—(concluded)

Washington Health Care Facilities Authority
(Multicare Health Systems),
Series D,
0.120%, VRD	$8,900,000	$8,900,000

Washington Housing Finance Commission Multifamily
Housing Revenue Refunding (New Haven Apartments)
(FNMA Insured),
0.130%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily
Housing Revenue Refunding (Washington Terrace),
0.130%, VRD	3,750,000	3,750,000

		71,700,000

Wisconsin—0.58%

Wisconsin Health & Educational Facilities Authority
Revenue (Meriter Hospital, Inc.),
Series A,
0.120%, VRD	3,625,000	3,625,000

Wisconsin Health & Educational Facilities Authority
Revenue (Wheaton Franciscan Services),
Series B,
0.110%, VRD	4,100,000	4,100,000

		7,725,000

Wyoming—0.38%

Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series B,
0.120%, VRD	1,800,000	1,800,000

Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.100%, VRD	3,200,000	3,200,000

		5,000,000

Total municipal bonds and notes (cost—$1,151,408,304)		1,151,408,304

68

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—13.06%

California—1.09%

Los Angeles Department of Water,
0.150%, due 12/08/11	$5,000,000	$5,000,000

Riverside County Teeter Plan,
0.160%, due 02/07/12	3,000,000	3,000,000

Stanford Hospital,
0.210%, due 11/22/11	6,500,000	6,500,000

		14,500,000

Florida—0.81%

Florida Local Government,
0.200%, due 12/05/11	10,688,000	10,688,000

Georgia—0.23%

Atlanta Airport,
0.140%, due 12/06/11	3,048,000	3,048,000

Illinois—0.76%

Illinois Educational Facilities Authority Revenue,
0.180%, due 11/04/11	10,000,000	10,000,000

Maryland—3.46%

Baltimore County,
0.400%, due 11/04/11	30,400,000	30,400,000

Johns Hopkins University,
0.120%, due 12/05/11	5,000,000	5,000,000

0.120%, due 12/07/11	6,000,000	6,000,000

0.130%, due 12/20/11	4,500,000	4,500,000

		45,900,000

Massachusetts—0.75%

Harvard University,
0.120%, due 12/06/11	10,000,000	10,000,000

Minnesota—1.59%

Mayo Clinic,
0.180%, due 12/07/11	21,000,000	21,000,000

New York—0.75%

Metropolitan Transportation Authority,
0.140%, due 12/06/11	5,000,000	5,000,000

0.170%, due 12/08/11	5,000,000	5,000,000

		10,000,000

69

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Tennessee—0.81%

Vanderbilt University,
0.260%, due 11/08/11	$5,750,000	$5,750,000

0.150%, due 12/01/11	5,000,000	5,000,000

		10,750,000

Texas—0.68%

Methodist Hospital,
0.250%, due 12/05/11	9,000,000	9,000,000

Washington—0.68%

University of Washington,
0.200%, due 12/05/11	4,000,000	4,000,000

0.120%, due 12/06/11	5,000,000	5,000,000

		9,000,000

Wisconsin—0.38%

City of Milwaukee,
0.170%, due 01/10/12	5,000,000	5,000,000

Wyoming—1.07%

PacifiCorp,
0.160%, due 11/03/11	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$173,111,000)		173,111,000

Total investments (cost—$1,324,519,304 which approximates
cost for federal income tax purposes)—99.95%		1,324,519,304

Other assets in excess of liabilities—0.05%		601,737

Net assets—100.00%		$1,325,121,041

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.24% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

70

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,151,408,304	$—	$1,151,408,304

Tax-exempt commercial paper	—	173,111,000	—	173,111,000

Total	$—	$1,324,519,304	$—	$1,324,519,304

Weighted average maturity—20 days

Funds acronyms
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2011 and reset periodically.

See accompanying notes to financial statements	71

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2011 to October 31, 2011.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

72

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

73

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.10	$0.30	0.06%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.83	0.31	0.06

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.40	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

74

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	43 days	51 days	47 days

Net assets (bln)	$17.1	$29.6	$21.5

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Commercial paper	40.8%	50.3%	47.8%

US government and agency obligations	24.5	13.5	17.5

Certificates of deposit	16.3	14.6	17.4

Repurchase agreements	8.6	16.4	10.0

Time deposits	4.9	0.6	—

Short-term corporate obligations	3.0	0.8	1.6

Bank note	2.1	—	—

US master note	—	3.2	3.8

Other assets less liabilities	(0.2)	0.6	1.9

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

75

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	47 days	48 days	38 days

Net assets (bln)	$12.6	$7.2	$8.0

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Repurchase agreements	53.5%	58.0%	71.0%

US government obligations	48.3	34.6	26.0

Other assets less liabilities	(1.8)	7.4	3.0

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

76

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	20 days	21 days	23 days

Net assets (bln)	$1.3	$1.5	$1.6

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Municipal bonds and notes	86.9%	82.2%	85.7%

Tax-exempt commercial paper	13.0	17.0	13.9

Other assets less liabilities	0.1	0.8	0.4

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

77

Master Trust
Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Prime Master Fund
Investment income:
Interest	$28,968,053

Securities lending income (includes $11 earned from an affiliated entity)	14

28,968,067

Expenses:
Investment advisory and administration fees	10,937,847

Trustees’ fees	51,881

Net expenses	10,989,728

Net investment income	17,978,339

Net realized gain	269,021

Net increase in net assets resulting from operations	$18,247,360

Treasury Master Fund
Investment income:
Interest	$3,555,098

Expenses:
Investment advisory and administration fees	4,959,023

Trustees’ fees	27,649

4,986,672

Fee waiver by advisor	(1,948,726)

Net expenses	3,037,946

Net investment income	517,152

Net realized gain	3,333

Net increase in net assets resulting from operations	$520,485

Tax-Free Master Fund
Investment income:
Interest	$1,264,955

Expenses:
Investment advisory and administration fees	719,511

Trustees’ fees	11,140

Interest expense	1,925

732,576

Fee waiver by advisor	(518)

Net expenses	732,058

Net investment income	532,897

Net realized gain	10,882

Net increase in net assets resulting from operations	$543,779

78	See accompanying notes to financial statements

Master Trust
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

Prime Master Fund
From operations:
Net investment income	$17,978,339	$48,397,996

Net realized gain	269,021	97,704

Net increase in net assets resulting from operations	18,247,360	48,495,700

Net increase (decrease) in net assets from beneficial interest transactions	(12,482,726,436)	6,929,088,964

Net increase (decrease) in net assets	(12,464,479,076)	6,977,584,664

Net assets:
Beginning of period	29,569,453,738	22,591,869,074

End of period	$17,104,974,662	$29,569,453,738

Treasury Master Fund
From operations:
Net investment income	$517,152	$7,040,471

Net realized gain	3,333	19,906

Net increase in net assets resulting from operations	520,485	7,060,377

Net increase (decrease) in net assets from beneficial interest transactions	5,418,415,844	(122,879,014)

Net increase (decrease) in net assets	5,418,936,329	(115,818,637)

Net assets:
Beginning of period	7,219,706,181	7,335,524,818

End of period	$12,638,642,510	$7,219,706,181

Tax-Free Master Fund
From operations:
Net investment income	$532,897	$2,916,015

Net realized gain	10,882	6,398

Net increase in net assets resulting from operations	543,779	2,922,413

Net decrease in net assets from beneficial interest transactions	(161,206,990)	(450,269,676)

Net decrease in net assets	(160,663,211)	(447,347,263)

Net assets:
Beginning of period	1,485,784,252	1,933,131,515

End of period	$1,325,121,041	$1,485,784,252

See accompanying notes to financial statements	79

Master Trust
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.10%[2]

Net investment income	0.16%[2]

Supplemental data:
Net assets, end of period (000’s)	$17,104,975

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.06%[2]

Net investment income	0.01%[2]

Supplemental data:
Net assets, end of period (000’s)	$12,638,643

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.10%[2,3]

Net investment income	0.07%[2]

Supplemental data:
Net assets, end of period (000’s)	$1,325,121

[1]	Commencement of operations.
[2]	Annualized.
[3]	Waiver by advisor represents less than 0.005%.
[4]	Amount represents less than 0.005%.

80	See accompanying notes to financial statements

Years ended April 30,			For the period
			August 28, 2007[1]
2011	2010	2009	to April 30, 2008

0.10%	0.10%	0.10%	0.10%[2]

0.10%	0.10%[3]	0.10%	0.10%[2]

0.21%	0.25%	1.90%	4.28%[2]

$29,569,454	$22,591,869	$19,607,887	$13,948,101

0.10%	0.10%	0.10%	0.10%[2]

0.10%[3]	0.10%	0.10%[3]	0.10%[2]

0.09%	0.12%	0.77%	2.96%[2]

$7,219,706	$7,335,525	$10,699,897	$6,711,384

0.10%	0.10%	0.10%	0.10%[2]

0.10%	0.10%[3]	0.04%	0.00%[2,4]

0.18%	0.20%	1.42%	2.73%[2]

$1,485,784	$1,933,132	$2,770,040	$2,642,116

See accompanying notes to financial statements	81

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial

82

Master Trust
Notes to financial statements (unaudited)

statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross

83

Master Trust
Notes to financial statements (unaudited)

basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued

84

Master Trust
Notes to financial statements (unaudited)

interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

85

Master Trust
Notes to financial statements (unaudited)

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2011, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,432,635, $523,143 and $118,058, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2011, UBS Global AM owed $25,828, $17,475 and $6,324 for the independent trustee fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2011, UBS Global AM voluntarily waived $1,948,726 and $518 for Treasury Master Fund and Tax-Free Master Fund, respectively.

86

Master Trust
Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2011, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$25,823,224,131

Treasury Master Fund	24,980,000,000

Tax-Free Master Fund	286,322,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of

87

Master Trust
Notes to financial statements (unaudited)

credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2011 the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31, 2011, Tax-Free Master Fund had an average daily amount of outstanding borrowing of $15,393,042 for 4 days with a related weighted average annualized interest rate of 1.126%, which resulted in $1,925 of interest expense payable by UBS Global AM.

Other liabilities
At October 31, 2011, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$50,000,000

Treasury Master Fund	251,065,956

*	Excludes investment advisory and administration fees.

88

Master Trust
Notes to financial statements (unaudited)

Beneficial interest transactions

	For the six	For the
	months ended	year ended
Prime Master Fund	October 31, 2011	April 30, 2011

Contributions	$25,265,458,615	$62,006,201,623

Withdrawals	(37,748,185,051)	(55,077,112,659)

Net increase (decrease) in beneficial interest	$(12,482,726,436)	$6,929,088,964

	For the six	For the
	months ended	year ended
Treasury Master Fund	October 31, 2011	April 30, 2011

Contributions	$14,848,996,844	$15,572,222,458

Withdrawals	(9,430,581,000)	(15,695,101,472)

Net increase (decrease) in beneficial interest	$5,418,415,844	$(122,879,014)

	For the six	For the
	months ended	year ended
Tax-Free Master Fund	October 31, 2011	April 30, 2011

Contributions	$564,778,726	$1,496,454,004

Withdrawals	(725,985,716)	(1,946,723,680)

Net decrease in beneficial interest	$(161,206,990)	$(450,269,676)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the period ended October 31, 2011, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During

89

Master Trust
Notes to financial statements (unaudited)

the six months ended October 31, 2011, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

90

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Shareholder meeting results for Master Trust—Prime Master Fund
A joint special meeting of interestholders/shareholders (“shareholders”) of Master Trust—Prime Master Fund and certain related feeder funds was held on August 16, 2011, and adjourned to August 25, 2011. The

91

Master Trust
General information (unaudited)

results of the votes taken with respect to Prime Master Fund are reported below. Each vote represents proportionate interests held on the record date for the meeting. Prime Master Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Abstentions and broker non-votes, if any, are counted as shares present for purposes of determining whether a quorum is present but are not voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes have the effect of a negative vote on the proposal.

Proposal—To approve a change to the Fund’s concentration policies

Proportionate
Interests Voted
Proportionate	For as a % of	Proportionate	Proportionate
Interests	Total	Interests Voted	Interests Voted
Voted For	Interests Voted	Against	Abstain

15,460,467,191.754	82.608%	2,808,698,868.903	446,324,738.707

As more fully described in the related proxy statement, this involved a change to Prime Master Fund’s concentration policies to enable investment of more than 25% of assets in securities issued by companies in the financial services group of industries. As a result of the approval, under normal circumstances, this fund—and its related feeder portfolios—are required to invest more than 25% of their total assets in the financial services sector.

92

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 19-20, 2011, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board evaluated the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by

93

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $152 billion in assets under management as of March 31, 2011 and was part of the UBS Global Asset Management Division, which had approximately $621 billion in assets under management

94

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

worldwide as of March 31, 2011. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend certain contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund through August 31, 2012. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial

95

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Master Funds, as compared to peers in the respective Expense Group.

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

96

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the third quintile (at the Expense Group median) and total expenses were in the first quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Prime Investor Feeder Fund.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of Treasury Institutional Feeder Fund’s Actual Management Fee and total

97

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

expenses, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, although its Actual Management Fee was in the fifth quintile and total expenses were in the fourth quintile in the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the third quintile and total expenses were in the first quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the third quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Treasury Investor Feeder Fund.

Management noted the discrepancy between the Treasury Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did its peers. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management observed further that although the Treasury Institutional Feeder Fund’s fees placed it in the fourth quintile, it was close to the Expense Group median and generally in line with its peers.

98

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the third quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Tax-Free Investor Feeder Fund.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2011 and (b) annualized performance information for each year

99

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

in the ten-year (or shorter) period ended April 30, 2011. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and ten-year periods and since inception and in the second quintile for the five-year period. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one-year period and since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year

100

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

periods and since inception. The Treasury Investor Feeder Fund’s performance was in the first quintile for the one-year period and in the third quintile since inception.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-year period and in the third quintile for the three-year period and since inception. The Tax-Free Preferred Feeder Fund’s performance was in the first quintile for the one-year period and in the third quintile for the three-year period and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period and in the fourth quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was at or close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

101

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

102

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103

(This page has been left blank intentionally)

104

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2011. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Money Market Funds

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund
Semiannual Report October 31, 2011

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

December 15, 2011

Dear shareholder,
We present you with the semiannual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the “Funds”) for the six months ended October 31, 2011.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•  UBS Select Prime Preferred Fund:
   0.17% as of October 31, 2011,
   unchanged from April 30, 2011.

•  UBS Select Treasury Preferred Fund:
   0.01% as of October 31, 2011,
   unchanged from April 30, 2011.

•  UBS Select Tax-Free Preferred Fund:
   0.01% as of October 31, 2011,
   compared to 0.16% on April 30, 2011.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10-11.
UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund
Investment goals (both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Tax-Free Preferred Fund Investment goal:
Maximum current income
exempt from federal income
tax consistent with liquidity
and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
 August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	Overall, the US economy continued to expand. Gross domestic product (“GDP”) growth came in at 2.3% during the fourth quarter of 2010, followed by growth rates of 0.4% and 1.3% for the first and second quarters of 2011, respectively. The Commerce Department currently estimates a third quarter 2011 growth rate of 2.0%.

While this third quarter figure marks the ninth consecutive quarter of growth for the US economy, there continued to be areas of weakness that held back a more robust expansion. These included ongoing elevated unemployment levels, as well as a weak housing market.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Despite the economy’s ongoing growth, the Fed remained concerned about continued high unemployment levels, and thus maintained its highly accommodative monetary policy throughout the period. Furthermore, at its August meeting, the Fed made it clear that it expected to maintain exceptionally low levels for the federal funds rate at least through mid-2013. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

Given that the Fed clearly continued to view the economy as being challenged, there was some speculation that it would implement a third round of quantitative easing, following the second round’s expiration in June. However, in September, the Fed instead announced its intention to purchase $400 billion of longer-term Treasury securities, and to sell an equal amount of shorter-term Treasury securities by June 2012. Dubbed “Operation Twist,” the Fed noted that its intention with this program was to “put downward pressure on longer-term interest rates and help make broader financial conditions more accommodative.”

2

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

• For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, its weighted average maturity (“WAM”) was 51 days when the reporting period began. Over the period, we tactically reduced the Fund’s WAM in response to increased market volatility and concerns regarding the European sovereign debt/euro crisis. As of October 31, 2011, the Master Fund’s WAM was 43 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to US government and agency obligations, time deposits, short-term corporate obligations, bank notes and certificates of deposit. In contrast, we decreased the Fund’s exposure to commercial paper, repurchase agreements and a US master note. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

3

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

	•	For the Master Fund in which UBS Select Treasury Preferred Fund invests, its weighted average maturity was 48 days when the reporting period began. We later reduced the Master Fund’s WAM to 47 days. At the security level, we increased the Master Fund’s exposure to US government and agency obligations and reduced its exposure to repurchase agreements.

	•	For the Master Fund in which UBS Select Tax-Free Preferred Fund invests, its weighted average maturity was 21 days when the reporting period began. As the reporting period progressed, the Fund’s WAM fell modestly to 20 days. During the period, we focused our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations. To obtain adequate liquidity for the Fund, we pared our exposure to tax-exempt commercial paper in favor of overnight variable rate demand notes (VRDNs). We also sought to maintain a highly diversified portfolio given the uncertain macro and economic environment.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	The US economy continues to face several headwinds, which have triggered concerns of a double-dip recession. Data released in recent months show elevated unemployment and continued issues in the housing market. The downgrade of US government long-term debt by Standard & Poor’s and other headline events have also shaken investor confidence, and triggered periods of volatility in financial markets. Collectively, these factors may negatively impact consumer spending, a key driver of the economy. Against this backdrop, we expect to see continued low interest rates.

4

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Finally, we appreciated the shareholder support which enabled the change to the investment concentration policies for the Prime Master Fund and UBS Select Prime Preferred Fund. Further information regarding the voting results from the August shareholder meeting is contained later in this report, in the section captioned “General Information - Shareholder meeting results for UBS Select Prime Preferred Fund.”

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Managing Director
UBS Select Tax-Free Preferred Fund	UBS Global Asset Management
Managing Director	(Americas) Inc.
UBS Global Asset Management (Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

5

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Preferred Fund
Associate Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2011. The views and opinions in the letter were current as of December 15, 2011. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2011 to October 31, 2011.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare

7

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited) (continued)1

these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Preferred Fund

			Expenses paid
	Beginning	Ending	during period[3]	Expense
	account value	account value[2]	05/01/11 to	ratio during
	May 1, 2011	October 31, 2011	10/31/11	the period

Actual	$1,000.00	$1,000.70	$0.60	0.12%

Hypothetical
(5% annual return before expenses)	1,000.00	1,024.53	0.61	0.12

UBS Select Treasury Preferred Fund

			Expenses paid
	Beginning	Ending	during period[3]	Expense
	account value	account value[2]	05/01/11 to	ratio during
	May 1, 2011	October 31, 2011	10/31/11	the period

Actual	$1,000.00	$1,000.10	$0.30	0.06%

Hypothetical
(5% annual return before expenses)	1,000.00	1,024.83	0.31	0.06

UBS Select Tax-Free Preferred Fund

			Expenses paid
	Beginning	Ending	during period[3]	Expense
	account value	account value[2]	05/01/11 to	ratio during
	May 1, 2011	October 31, 2011	10/31/11	the period

Actual	$1,000.00	$1,000.20	$0.65	0.13%

Hypothetical
(5% annual return before expenses)	1,000.00	1,024.48	0.66	0.13

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may not always be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

9

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	10/31/11	04/30/11	10/31/10

Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.17%	0.17%	0.20%

Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.17	0.17	0.20

Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.13	0.09	0.12

Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.13	0.09	0.12

Weighted average maturity[2]	43 days	51 days	47 days

Net assets (mm)	$10,421.4	$17,186.9	$11,180.7

UBS Select Treasury Preferred Fund

Yields and characteristics	10/31/11	04/30/11	10/31/10

Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.07%

Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.07

Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.12)	(0.07)	0.03

Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.12)	(0.07)	0.03

Weighted average maturity[2]	47 days	48 days	38 days

Net assets (mm)	$4,596.6	$2,643.5	$2,659.5

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

10

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Preferred Fund

Yields and characteristics	10/31/11	04/30/11	10/31/10

Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.16%	0.15%

Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.16	0.15

Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.03)	0.12	0.11

Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.03)	0.12	0.11

Weighted average maturity[2]	20 days	21 days	23 days

Net assets (mm)	$405.9	$438.3	$498.0

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

11

UBS Select Prime Preferred Fund Statement of assets and liabilities—October 31, 2011 (unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value (cost—$10,422,981,350 which approximates cost for federal income tax purposes)	$10,422,981,350

Liabilities:

Dividends payable to shareholders	1,295,319

Payable to affiliates	331,034

Total liabilities	1,626,353

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 10,421,157,460 outstanding	10,421,157,460

Accumulated net realized gain	197,537

Net assets	$10,421,354,997

Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Preferred Fund Statement of assets and liabilities—October 31, 2011 (unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$4,596,624,226 which approximates cost for federal income tax purposes)	$4,596,624,226

Receivable from affiliates	10,576

Total assets	4,596,634,802

Liabilities:
Dividends payable to shareholders	36,835

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,596,585,451 outstanding	4,596,585,451

Accumulated net realized gain	12,516

Net assets	$4,596,597,967

Net asset value per share	$1.00

See accompanying notes to financial statements	13

UBS Select Tax-Free Preferred Fund Statement of assets and liabilities—October 31, 2011 (unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$405,935,020 which approximates cost for federal income tax purposes)	$405,935,020

Liabilities:
Payable to affiliates	4,807

Dividends payable to shareholders	4,339

Total liabilities	9,146

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 405,920,855 outstanding	405,920,810

Accumulated net realized gain	5,064

Net assets	$405,925,874

Net asset value per share	$1.00

14	See accompanying notes to financial statements

UBS Select Prime Preferred Fund Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Investment income:
Interest income allocated from Master	$17,112,101

Securities lending income allocated from Master	8

Expenses allocated from Master	(6,491,826)

Net investment income allocated from Master	10,620,283

Expenses:
Administration fees	5,157,904

Trustees’ fees	34,392

5,192,296

Fee waivers by administrator	(3,782,059)

Net expenses	1,410,237

Net investment income	9,210,046

Net realized gain allocated from Master	157,817

Net increase in net assets resulting from operations	$9,367,863

See accompanying notes to financial statements	15

UBS Select Treasury Preferred Fund Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Investment income:
Interest income allocated from Master	$1,175,637

Expenses allocated from Master	(1,648,609)

Expense waiver allocated from Master	643,893

Net investment income allocated from Master	170,921

Expenses:
Administration fees	1,302,380

Trustees’ fees	16,532

1,318,912

Fee waivers by administrator	(1,313,304)

Net expenses	5,608

Net investment income	165,313

Net realized gain allocated from Master	867

Net increase in net assets resulting from operations	$166,180

16	See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Investment income:
Interest income allocated from Master	$402,134

Expenses allocated from Master	(234,814)

Expense waiver allocated from Master	172

Net investment income allocated from Master	167,492

Expenses:
Administration fees	178,961

Trustees’ fees	8,887

187,848

Fee waivers by administrator	(112,610)

Net expenses	75,238

Net investment income	92,254

Net realized gain allocated from Master	3,338

Net increase in net assets resulting from operations	$95,592

See accompanying notes to financial statements	17

UBS Select Prime Preferred Fund Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

From operations:
Net investment income	$9,210,046	$25,055,628

Net realized gain	157,817	53,220

Net increase in net assets resulting from operations	9,367,863	25,108,848

Dividends and distributions to shareholders from:
Net investment income	(9,210,046)	(25,055,628)

Net realized gains	—	(35,554)

Total dividends and distributions to shareholders	(9,210,046)	(25,091,182)

Net increase (decrease) in net assets from beneficial interest transactions	(6,765,714,485)	7,288,227,929

Net increase (decrease) in net assets	(6,765,556,668)	7,288,245,595

Net assets:
Beginning of period	17,186,911,665	9,898,666,070

End of period	$10,421,354,997	$17,186,911,665

Accumulated undistributed net investment income	$—	$—

18	See accompanying notes to financial statements

UBS Select Treasury Preferred Fund Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

From operations:
Net investment income	$165,313	$1,381,204

Net realized gain	867	6,821

Net increase in net assets resulting from operations	166,180	1,388,025

Dividends and distributions to shareholders from:
Net investment income	(165,313)	(1,381,204)

Net realized gains	—	(6,348)

Total dividends and distributions to shareholders	(165,313)	(1,387,552)

Net increase in net assets from beneficial interest transactions	1,953,103,564	321,286,730

Net increase in net assets	1,953,104,431	321,287,203

Net assets:
Beginning of period	2,643,493,536	2,322,206,333

End of period	$4,596,597,967	$2,643,493,536

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements	19

UBS Select Tax-Free Preferred Fund Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

From operations:
Net investment income	$92,254	$643,099

Net realized gain	3,338	1,681

Net increase in net assets resulting from operations	95,592	644,780

Dividends and distributions to shareholders from:
Net investment income	(92,254)	(643,099)

Net realized gains	—	(20,792)

Total dividends and distributions to shareholders	(92,254)	(663,891)

Net decrease in net assets from beneficial interest transactions	(32,340,612)	(137,923,735)

Net decrease in net assets	(32,337,274)	(137,942,846)

Net assets:
Beginning of period	438,263,148	576,205,994

End of period	$405,925,874	$438,263,148

Accumulated undistributed net investment income	$—	$—

20	See accompanying notes to financial statements

(This page has been left blank intentionally)

21

UBS Select Prime Preferred Fund Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.001

Dividends from net investment income	(0.001)

Distributions from net realized gains	—

Total dividends and distributions	(0.001)

Net asset value, end of period	$1.00

Total investment return[3]	0.07%

Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%[5]

Expenses after fee waivers by advisor/administrator[4]	0.12%[5]

Net investment income[4]	0.14%[5]

Supplemental data:
Net assets, end of period (000’s)	$10,421,355

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.
[5]	Annualized.

22	See accompanying notes to financial statements

			For the period
Years ended April 30,			August 28, 2007[1]
2011	2010	2009	to April 30, 2008

$1.00	$1.00	$1.00	$1.00

0.002	0.002	0.020	0.029

(0.002)	(0.002)	(0.020)	(0.029)

(0.000)[2]	(0.000)[2]	—	—

(0.002)	(0.002)	(0.020)	(0.029)

$1.00	$1.00	$1.00	$1.00

0.21%	0.23%	1.99%	2.96%

0.18%	0.18%	0.19%	0.18%[5]

0.10%	0.12%	0.15%	0.14%[5]

0.21%	0.20%	1.64%	3.95%[5]

$17,186,912	$9,898,666	$3,638,214	$947,468

See accompanying notes to financial statements	23

UBS Select Treasury Preferred Fund Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000 [2]

Dividends from net investment income	(0.000)[2]

Distributions from net realized gains	—

Total dividends and distributions	(0.000)[2]

Net asset value, end of period	$1.00

Total investment return[3]	0.01%

Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%[5]

Expenses after fee waivers by advisor/administrator[4]	0.06%[5]

Net investment income[4]	0.01%[5]

Supplemental data:
Net assets, end of period (000’s)	$4,596,598

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.
[5]	Annualized.

24	See accompanying notes to financial statements

			For the period
Years ended April 30,			August 28, 2007[1]
2011	2010	2009	to April 30, 2008

$1.00	$1.00	$1.00	$1.00

0.001	0.001	0.009	0.022

(0.001)	(0.001)	(0.009)	(0.022)

(0.000)[2]	(0.000)[2]	(0.000)[2]	—

(0.001)	(0.001)	(0.009)	(0.022)

$1.00	$1.00	$1.00	$1.00

0.05%	0.07%	0.91%	2.27%

0.18%	0.19%	0.20%	0.18%[5]

0.14%	0.15%	0.16%	0.14%[5]

0.05%	0.07%	0.67%	2.72%[5]

$2,643,494	$2,322,206	$2,838,489	$1,095,975

See accompanying notes to financial statements	25

UBS Select Tax-Free Preferred Fund Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000 [2]

Dividends from net investment income	(0.000)[2]

Distributions from net realized gains	—

Total dividends and distributions	(0.000)[2]

Net asset value, end of period	$1.00

Total investment return[3]	0.02%

Ratios to average net assets:
Expenses before fee waivers by advisor/administrator[4]	0.18%[5]

Expenses after fee waivers by advisor/administrator[4]	0.13%[5]

Net investment income[4]	0.04%[5]

Supplemental data:
Net assets, end of period (000’s)	$405,926

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.
[5]	Annualized.

26	See accompanying notes to financial statements

			For the period
Years ended April 30,			August 28, 2007[1]
2011	2010	2009	to April 30, 2008

$1.00	$1.00	$1.00	$1.00

0.001	0.001	0.010	0.020

(0.001)	(0.001)	(0.010)	(0.020)

(0.000)[2]	(0.000)[2]	(0.000)[2]	—

(0.001)	(0.001)	(0.010)	(0.020)

$1.00	$1.00	$1.00	$1.00

0.14%	0.14%	1.31%	1.99%

0.18%	0.20%	0.22%	0.08%[5]

0.14%	0.15%	0.13%	0.04%[5]

0.14%	0.13%	1.32%	3.05%[5]

$438,263	$576,206	$260,566	$63,623

See accompanying notes to financial statements	27

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (60.93% for Prime Preferred Fund, 36.37% for Treasury Preferred Fund and 30.64% for Tax-Free Preferred Fund at October 31, 2011). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

28

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Notes to financial statements (unaudited)

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or

29

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Notes to financial statements (unaudited)

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2011, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $696,988, $298,351 and $31,642, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2011, UBS Global AM owed $17,460, $10,582 and $4,929 for independent trustees fees to Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated

30

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Notes to financial statements (unaudited)

to waive 0.04% of its administrative fees through August 31, 2012. At October 31, 2011, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $348,494, $149,176 and $15,821 for fee waivers, respectively. For the six months ended October 31, 2011, UBS Global AM was contractually obligated to waive $2,596,536, $659,448 and $93,924, respectively. During the period May 1, 2011 through May 31, 2011, UBS Global AM voluntarily waived an additional 0.03% of its administration fees for Prime Preferred Fund. During the period June 1, 2011 through August 31, 2011, this voluntary waiver was reduced to 0.02%, and was further reduced to 0.01% for the period September 1, 2011 through September 30, 2011. Effective October 1, 2011, this voluntary waiver was eliminated. For the six months ended October 31, 2011, UBS Global AM waived $1,185,523 pursuant to this additional voluntary waiver. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2011, UBS Global AM owed Treasury Preferred Fund and Tax-Free Preferred Fund $149,169 and $6,085, respectively, for fee waivers. For the six months ended October 31, 2011, UBS Global AM voluntarily waived an additional $653,856 and $18,686 for Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
Prime Preferred Fund	October 31, 2011	April 30, 2011

Shares sold	65,020,475,719	104,643,312,569

Shares repurchased	(71,792,568,441)	(97,369,946,268)

Dividends reinvested	6,378,237	14,861,628

Net increase (decrease) in shares outstanding	(6,765,714,485)	7,288,227,929

31

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Notes to financial statements (unaudited)

	For the six	For the
	months ended	year ended
Treasury Preferred Fund	October 31, 2011	April 30, 2011

Shares sold	11,693,032,421	12,732,823,238

Shares repurchased	(9,740,063,385)	(12,412,808,688)

Dividends reinvested	134,528	1,272,180

Net increase in shares outstanding	1,953,103,564	321,286,730

	For the six	For the
	months ended	year ended
Tax-Free Preferred Fund	October 31, 2011	April 30, 2011

Shares sold	335,244,170	825,744,508

Shares repurchased	(367,717,596)	(964,273,010)

Dividends reinvested	132,814	604,767

Net decrease in shares outstanding	(32,340,612)	(137,923,735)

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the fiscal year ended April 30, 2011 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal year ended April 30, 2011 was 96.87% tax-exempt income, 2.93% ordinary income, and 0.20% long-term capital gain.

The tax character of distributions and components of accumulated earnings (deficit) on a tax basis will be determined at the end of the Funds’ fiscal year ending April 30, 2012.

As of and during the period ended October 31, 2011, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize

32

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Notes to financial statements (unaudited)

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2011, the Funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Each of the tax years in the four year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

33

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

34

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund General information (unaudited)

Shareholder meeting results for UBS Select Prime Preferred Fund
A joint special meeting of shareholders of UBS Money Series—UBS Select Prime Preferred Fund and certain related master-feeder funds was held on August 16, 2011, and adjourned to August 25, 2011. The results of the votes taken with respect to UBS Select Prime Preferred Fund are reported below. Each vote represents one share held on the record date for the meeting. UBS Select Prime Preferred Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Abstentions and broker non-votes, if any, are counted as shares present for purposes of determining whether a quorum is present but are not voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes have the effect of a negative vote on the proposal.

Proposal—To approve a change to the Fund’s concentration policies

	Shares For as
Shares	a % of Total	Shares Voted	Shares Voted
Voted For	Shares Voted	Against	Abstain

9,222,232,269.362	83.485%	1,726,631,241.334	97,742,484.104

As more fully described in the related proxy statement, this involved a change to UBS Select Prime Preferred Fund’s concentration policies to enable investment of more than 25% of assets in securities issued by companies in the financial services group of industries. As a result of the approval, under normal circumstances, this fund—and its related master portfolio—are required to invest more than 25% of their total assets in the financial services sector.

35

UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund General information (unaudited)

Other tax information
UBS Select Treasury Preferred Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2011 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2012.

36

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—24.47%

Federal Farm Credit Bank
0.140%, due 11/01/11[1]	$100,000,000	$99,989,381

0.190%, due 11/01/11[1]	80,000,000	80,044,487

0.210%, due 11/01/11[1]	50,000,000	50,005,279

0.310%, due 12/27/11[2]	48,000,000	47,976,853

0.320%, due 01/06/12[2]	42,000,000	41,975,360

0.250%, due 01/12/12[1]	82,000,000	81,995,102

Federal Home Loan Bank
0.150%, due 11/01/11[1]	100,000,000	100,002,160

0.210%, due 11/01/11[1]	200,000,000	200,000,000

0.280%, due 11/01/11[1]	207,000,000	207,000,000

0.300%, due 11/08/11	96,500,000	96,499,907

0.260%, due 11/22/11	170,000,000	169,997,066

0.260%, due 11/23/11	57,000,000	56,998,590

0.300%, due 11/23/11	105,850,000	105,847,778

0.300%, due 12/15/11[1]	102,000,000	102,000,000

0.290%, due 12/16/11[1]	89,000,000	89,000,000

0.280%, due 01/12/12[1]	240,000,000	240,000,000

1.375%, due 06/08/12	127,840,000	128,691,045

0.250%, due 07/16/12	250,000,000	250,118,991

0.330%, due 07/16/12	100,000,000	100,039,323

0.230%, due 08/24/12	248,750,000	248,804,505

0.330%, due 11/08/12	50,000,000	50,000,000

Federal Home Loan Mortgage Corp.*
0.260%, due 11/01/11[1]	122,000,000	122,058,800

0.191%, due 11/06/11[1]	265,000,000	264,837,611

Federal National Mortgage Association*
2.000%, due 01/09/12	157,501,000	158,022,315

US Treasury Notes
4.500%, due 11/30/11	100,000,000	100,335,371

1.000%, due 12/31/11	92,500,000	92,615,760

1.375%, due 02/15/12	75,000,000	75,221,579

4.625%, due 02/29/12	200,000,000	202,824,894

4.500%, due 03/31/12	223,000,000	226,894,392

		37

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—(concluded)

US Treasury Notes—(concluded)
0.750%, due 05/31/12	$268,000,000	$268,831,678

1.375%, due 11/15/12	125,000,000	126,557,013

Total US government and agency obligations
(cost—$4,185,185,240)		4,185,185,240

Bank note—2.04%

Banking-US—2.04%

Bank of America N.A.
0.250%, due 11/18/11 (cost—$350,000,000)	350,000,000	350,000,000

Time deposits—4.93%

Banking-non-US—4.93%

Societe Generale, Cayman Islands
0.150%, due 11/01/11	344,000,000	344,000,000

Svenska Handelsbanken, Cayman Islands
0.080%, due 11/01/11	500,000,000	500,000,000

Total time deposits (cost—$844,000,000)		844,000,000

Certificates of deposit—16.33%

Banking-non-US—16.33%

Abbey National Treasury Services PLC
0.705%, due 01/18/12[1]	275,000,000	275,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 11/14/11	200,000,000	200,000,000

Credit Suisse First Boston
0.190%, due 11/07/11	200,000,000	200,000,000

0.420%, due 01/25/12	250,000,000	250,000,000

National Australia Bank Ltd.
0.421%, due 01/17/12[1]	217,500,000	217,500,000

Natixis
0.518%, due 11/07/11[1]	261,000,000	261,000,000

Nordea Bank Finland
0.400%, due 06/12/12	250,000,000	250,000,000

Royal Bank of Canada
0.250%, due 11/01/11[1]	95,000,000	95,000,000

0.265%, due 11/01/11[1]	100,000,000	100,000,000

38

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)

Skandinaviska Enskilda Banken AB
0.120%, due 11/03/11	$350,000,000	$350,000,000

Sumitomo Mitsui Banking Corp.
0.150%, due 11/02/11	100,000,000	100,000,000

0.150%, due 11/03/11	400,000,000	400,000,000

Westpac Banking Corp.
0.260%, due 11/01/11[1]	95,000,000	95,000,000

Total certificates of deposit (cost—$2,793,500,000)		2,793,500,000

Commercial paper[2]—40.80%

Asset backed-banking—2.63%

Atlantis One Funding
0.200%, due 11/14/11	250,000,000	249,981,945

0.250%, due 11/29/11	200,000,000	199,961,111

		449,943,056

Asset backed-miscellaneous—20.56%

Amsterdam Funding Corp.
0.280%, due 11/14/11	100,000,000	99,989,889

0.330%, due 12/05/11	114,400,000	114,364,345

0.270%, due 12/07/11	50,000,000	49,986,500

Atlantic Asset Securitization LLC
0.480%, due 11/01/11	225,000,000	225,000,000

0.550%, due 11/07/11	250,000,000	249,977,083

0.900%, due 11/16/11	250,000,000	249,906,250

Barton Capital LLC
0.450%, due 11/01/11	200,000,000	200,000,000

0.730%, due 11/18/11	263,000,000	262,909,338

0.730%, due 11/30/11	220,000,000	219,870,628

Bryant Park Funding LLC
0.180%, due 11/21/11	125,479,000	125,466,452

Chariot Funding LLC
0.140%, due 11/01/11	120,000,000	120,000,000

0.170%, due 12/06/11	150,000,000	149,975,208

0.210%, due 12/20/11	155,060,000	155,015,679

		39

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)

Gotham Funding Corp.
0.220%, due 11/01/11	$100,000,000	$100,000,000

0.350%, due 01/19/12	150,000,000	149,884,792

0.350%, due 01/20/12	50,000,000	49,961,111

Liberty Street Funding LLC
0.230%, due 12/06/11	100,000,000	99,977,639

LMA Americas LLC
0.750%, due 11/03/11	200,000,000	199,991,667

0.900%, due 11/30/11	195,000,000	194,858,625

0.870%, due 12/01/11	120,000,000	119,913,000

Thames Asset Global Securitization No. 1
0.250%, due 11/09/11	255,000,000	254,985,833

Windmill Funding Corp.
0.250%, due 11/14/11	50,000,000	49,995,486

0.250%, due 12/01/11	75,000,000	74,984,375

		3,517,013,900

Asset backed-securities—2.97%

Argento Variable Funding Co. LLC
0.250%, due 11/10/11	45,000,000	44,997,188

0.270%, due 11/18/11	50,000,000	49,993,625

0.270%, due 11/29/11	170,000,000	169,964,300

Grampian Funding LLC
0.270%, due 11/08/11	112,000,000	111,994,120

0.270%, due 11/17/11	130,000,000	129,984,400

		506,933,633

Banking-non-US—3.04%

Commonwealth Bank of Australia
0.318%, due 11/21/11[1,3]	270,000,000	270,000,000

Credit Suisse
0.320%, due 12/01/11	250,000,000	249,933,333

		519,933,333

Banking-US—8.94%

ABN Amro Funding USA LLC
0.300%, due 11/18/11	250,000,000	249,964,583

40

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[2]—(concluded)

Banking-US—(concluded)

Deutsche Bank Financial LLC
0.160%, due 11/01/11	$451,000,000	$451,000,000

ING (US) Funding LLC
0.110%, due 11/10/11	150,000,000	149,995,875

0.200%, due 11/16/11	334,000,000	333,972,167

Societe Generale N.A., Inc.
0.400%, due 11/04/11	344,750,000	344,738,508

		1,529,671,133

Finance-noncaptive diversified—1.02%

General Electric Capital Corp.
0.220%, due 01/23/12	175,000,000	174,911,236

Insurance-life—1.64%

Axa Financial, Inc.
0.180%, due 11/03/11	100,000,000	99,999,000

0.210%, due 11/17/11	87,000,000	86,991,880

MetLife Short Term Funding LLC
0.180%, due 11/04/11	93,000,000	92,998,605

		279,989,485

Total commercial paper (cost—$6,978,395,776)		6,978,395,776

Short-term corporate obligations—3.03%

Banking-non-US—2.01%

Svenska Handelsbanken
0.376%, due 12/08/11[1,3]	203,000,000	203,000,000

Westpac Securities NZ Ltd.
0.409%, due 11/04/11[1,3]	140,000,000	140,000,000

		343,000,000

Banking-US—0.73%

JPMorgan Chase Bank N.A.
0.367%, due 12/09/11[1]	125,000,000	125,000,000

Supranational—0.29%

European Investment Bank
2.625%, due 11/15/11	50,000,000	50,043,335

Total short-term corporate obligations (cost—$518,043,335)		518,043,335

		41

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—8.63%

Repurchase agreement dated 10/28/11 with Barclays Capital, Inc., 0.070% due 11/04/11, collateralized by $68,549,000 Federal Farm Credit Bank obligations, 1.375% to 5.300% due 10/17/12 to 12/23/24, $291,735,000 Federal Home Loan Bank obligations, 0.160% to 5.750% due 11/18/11 to 03/14/36, $117,981,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 8.250% due 11/04/11 to 06/01/16 and $101,964,000 Federal National Mortgage Association obligations, zero coupon to 5.380% due 04/18/12 to 11/13/28; (value—$612,000,185); proceeds: $600,008,167	$600,000,000	$600,000,000

Repurchase agreement dated 10/31/11 with Bank of America Securities, 0.090% due 11/01/11, collateralized by $88,524,000 Federal National Mortgage Association obligations, 0.600% to 6.250% due 09/27/13 to 05/15/29; (value—$102,000,968); proceeds: $100,000,250	100,000,000	100,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.280% due 11/01/11, collateralized by 2,968,924 shares of Banco Santander SA ADRs; (value—$26,750,005); proceeds: $25,000,194	25,000,000	25,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.330% due 11/01/11, collateralized by $53,238,316 various corporate notes, common stocks, preferred stocks and warrants, 5.000% to 11.000% due 08/01/13 to 04/15/18; (value—$352,195,507); proceeds: $325,002,979	325,000,000	325,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.380% due 11/01/11, collateralized by $49,487,775 various corporate bonds, notes, common stocks, preferred stocks and warrants, 2.500% to 5.000% due 12/15/11 to 02/15/24; (value—$468,905,135); proceeds: $425,004,486	425,000,000	425,000,000

42

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $710,000 US Treasury Bonds, 4.625% due 12/15/40; (value—$902,580); proceeds: $883,000	$883,000	$883,000

Total repurchase agreements (cost—$1,475,883,000)		1,475,883,000

Total investments (cost—$17,145,007,351 which approximates cost for federal income tax purposes)—100.23%		17,145,007,351

Liabilities in excess of other assets—(0.23)%		(40,032,689)

Net assets—100.00%		$17,104,974,662

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.58% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2011. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net Income
earned from
		Purchases	Sales		affiliate
		during the	during the		for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/11	10/31/11	10/31/11	10/31/11	10/31/11

UBS Private Money Market Fund LLC	$—	$9,393,750	$9,393,750	$—	$11

43

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$4,185,185,240	$—	$4,185,185,240

Bank note	—	350,000,000	—	350,000,000

Time deposits	—	844,000,000	—	844,000,000

Certificates of deposit	—	2,793,500,000	—	2,793,500,000

Commercial paper	—	6,978,395,776	—	6,978,395,776

Short-term corporate obligations	—	518,043,335	—	518,043,335

Repurchase agreements	—	1,475,883,000	—	1,475,883,000

Total	$—	$17,145,007,351	$—	$17,145,007,351

Issuer breakdown by country or territory of origin

Percentage of
total investments

United States	72.0%

Cayman Islands	4.9

Australia	4.2

Japan	4.1

Switzerland	4.1

Sweden	3.2

United Kingdom	3.1

France	1.5

Finland	1.5

Canada	1.1

Luxembourg	0.3

Total	100.0%

Weighted average maturity—43 days

44	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government obligations—48.32%

US Treasury Bills
0.000%, due 11/17/11[1]	$50,000,000	$50,000,000

0.006%, due 11/17/11[1]	400,000,000	399,998,933

0.000%, due 11/25/11[1]	60,000,000	60,000,000

0.000%, due 12/15/11[1]	200,000,000	200,000,000

0.010%, due 12/29/11[1]	250,000,000	249,995,972

US Treasury Notes
1.750%, due 11/15/11	360,000,000	360,218,592

0.750%, due 11/30/11	447,000,000	447,217,085

1.000%, due 12/31/11	75,000,000	75,094,423

1.125%, due 01/15/12	558,000,000	559,219,448

0.875%, due 01/31/12	750,000,000	751,568,542

1.375%, due 02/15/12	575,000,000	577,108,693

4.875%, due 02/15/12	155,000,000	157,162,365

0.875%, due 02/29/12	622,500,000	624,196,541

4.625%, due 02/29/12	400,000,000	406,057,423

1.000%, due 03/31/12	325,000,000	326,101,891

4.500%, due 03/31/12	550,000,000	560,026,657

1.000%, due 04/30/12	50,000,000	50,155,305

1.750%, due 08/15/12	150,000,000	151,928,571

1.375%, due 11/15/12	100,000,000	101,245,610

Total US government obligations (cost—$6,107,296,051)		6,107,296,051

Repurchase agreements—53.52%

Repurchase agreement dated 10/26/11 with Barclays Capital, Inc., 0.050% due 11/02/11, collateralized by $110,089,800 US Treasury Bonds, 4.500% to 5.000% due 02/15/36 to 05/15/37 and $527,883,200 US Treasury Notes, 1.500% to 3.625% due 12/31/13 to 02/15/21; (value—$714,000,011); proceeds: $700,006,806	700,000,000	700,000,000

Repurchase agreement dated 10/27/11 with Barclays Capital, Inc., 0.060% due 11/03/11, collateralized by $406,697,500 US Treasury Notes, 0.250% to 1.000% due 07/15/13 to 09/15/14; (value—$408,000,070); proceeds: $400,004,667	400,000,000	400,000,000

45

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(continued)

Repurchase agreement dated 10/27/11 with Deutsche Bank Securities, Inc., 0.060% due 11/03/11, collateralized by $27,857,200 US Treasury Bills, zero coupon due 01/05/12, $39,667,500 US Treasury Bonds, 5.250% to 8.875% due 02/15/19 to 02/15/31, $150,622,800 US Treasury Bonds Coupon Strips, zero coupon due 05/15/27 to 08/15/38 and $328,354,400 US Treasury Notes, 0.250% to 3.875% due 07/15/12 to 02/15/21; (value—$510,000,004); proceeds: $500,005,833	$500,000,000	$500,000,000

Repurchase agreement dated 10/28/11 with Goldman Sachs & Co., 0.020% due 11/04/11, collateralized by $506,716,100 US Treasury Inflation Index Notes, 1.875% to 2.375% due 07/15/13 to 01/15/17; (value—$663,000,019); proceeds: $650,002,528	650,000,000	650,000,000

Repurchase agreement dated 10/31/11 with Bank of America Securities, 0.070% due 11/01/11, collateralized by $1,365,258,808 US Treasury Bonds Coupon Strips, zero coupon due 11/15/11 to 08/15/41, $546,771,100 US Treasury Bond Principal Strips, zero coupon due 02/15/15 to 08/15/41, $183,732,100 US Treasury Inflation Index Bonds, 1.750% to 3.875% due 01/15/27 to 02/15/41, $749,899,200 US Treasury Inflation Index Notes, 0.125% to 3.000% due 07/15/12 to 07/15/21, $6,255,900 US Treasury Note Coupon Strips, zero coupon due 11/30/11 to 02/28/15 and $40,913,400 US Treasury Note Principal Strips, zero coupon due 11/15/11 to 11/15/20; (value—$2,397,000,222); proceeds: $2,350,004,549

	2,350,000,000	2,350,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.090% due 11/01/11, collateralized by $180,272,000 US Treasury Notes, 3.500% due 05/15/20; (value—$204,000,008); proceeds: $200,000,500	200,000,000	200,000,000

46

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/11 with Deutsche Bank Securities, Inc., 0.080% due 11/01/11, collateralized by $398,068,900 US Treasury Bonds, 4.250% due 05/15/39; (value—$473,076,093); proceeds: $463,801,031	$463,800,000	$463,800,000

Repurchase agreement dated 10/31/11 with Goldman Sachs & Co., 0.050% due 11/01/11, collateralized by $1,274,553,500 US Treasury Inflation Index Notes, 0.125% to 3.000% due 04/15/12 to 07/15/18; (value—$1,530,000,037); proceeds: $1,500,002,083	1,500,000,000	1,500,000,000

Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $10,000 US Treasury Notes, 1.375% due 05/15/13; (value—$10,238); proceeds: $6,000	6,000	6,000

Total repurchase agreements (cost—$6,763,806,000)		6,763,806,000

Total investments (cost—$12,871,102,051 which approximates
cost for federal income tax purposes)—101.84%		12,871,102,051

Liabilities in excess of other assets—(1.84)%		(232,459,541)

Net assets—100.00%		$12,638,642,510

[1]	Rates shown are the discount rates at date of purchase.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$6,107,296,051	$—	$6,107,296,051

Repurchase agreements	—	6,763,806,000	—	6,763,806,000

Total	$—	$12,871,102,051	$—	$12,871,102,051

Weighted average maturity—47 days

See accompanying notes to financial statements	47

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—86.89%

Alabama—0.84%

Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.150%, VRD	$5,450,000	$5,450,000

Infirmary Health System Special Care Facilities Financing
Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.110%, VRD	1,100,000	1,100,000

Mobile County Industrial Development Authority Pollution
Control Revenue Refunding (ExxonMobil Project),
0.080%, VRD	4,525,000	4,525,000

		11,075,000

Alaska—1.24%

Anchorage Tax Anticipation Notes,
1.500%, due 12/29/11	10,000,000	10,018,992

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
0.080%, VRD	1,400,000	1,400,000

Series A,
0.080%, VRD	4,185,000	4,185,000

Series B,
0.080%, VRD	900,000	900,000

		16,503,992

Arizona—2.66%

AK-Chin Indian Community Revenue,
0.180%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority
Industrial Development Revenue
(Tucson Electric Power Co.),
Series 83C,
0.130%, VRD	4,200,000	4,200,000

Arizona Board of Regents University Systems
Revenue Refunding,
Series A,
0.080%, VRD	3,845,000	3,845,000

48

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Arizona—(concluded)

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.130%, VRD	$8,950,000	$8,950,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.150%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays Capital
Municipal Trust Receipts, Series 9W),
0.150%, VRD[1,2]	3,750,000	3,750,000

Yavapai County Industrial Development Authority
Revenue (Skanon Investments-Drake Project),
Series A,
0.220%, VRD	7,000,000	7,000,000

		35,295,000

California—6.29%

California Educational Facilities Authority Refunding
(Stanford University),
Series L-6,
0.080%, VRD	1,715,000	1,715,000

California Health Facilities Financing Authority Revenue
(St. Joseph Health System),
Series B,
0.100%, VRD	13,300,000	13,300,000

California Infrastructure & Economic Development Bank
Revenue (Jewish Community Center),
Series A,
0.210%, VRD	4,100,000	4,100,000

California Municipal Finance Authority Revenue
(Chevron USA - Recovery Zone Bonds),
Series A,
0.090%, VRD	3,600,000	3,600,000

Series B,
0.080%, VRD	3,100,000	3,100,000

49

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)

California School Cash Reserve Program Authority,
Series R,
2.500%, due 12/30/11	$3,200,000	$3,210,130

California State Economic Recovery,
Series C-5,
0.110%, VRD	1,000,000	1,000,000

California State,
Series A-1,
0.100%, VRD	4,400,000	4,400,000

California Statewide Communities Development
Authority Revenue (John Muir Health)
Series C,
0.100%, VRD	8,600,000	8,600,000

East Bay Municipal Utility District Water Systems
Revenue Refunding, Subseries A-2
(Mandatory Put 03/01/12 @ 100),
0.170%, VRD	4,920,000	4,920,000

Los Angeles County Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 02/29/12	10,000,000	10,071,012

San Diego County & School District Note Participations
Tax & Revenue Anticipation Notes,
Series A,
2.000%, due 06/29/12	3,000,000	3,034,263

San Diego County Certificates of Participation
(San Diego Foundation),
0.100%, VRD	2,000,000	2,000,000

Ventura County Tax & Revenue Anticipation Notes,
2.250%, due 06/29/12	20,000,000	20,259,274

		83,309,679

Colorado—3.09%

Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.160%, VRD[1,2]	12,015,000	12,015,000

50

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)

Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board Program),
Series A-9,
0.180%, VRD	$1,575,000	$1,575,000

Series C-6,
0.150%, VRD	3,380,000	3,380,000

Colorado Health Facilities Authority Revenue
(Adventist Health - Sunbelt),
Series B,
0.100%, VRD	5,000,000	5,000,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.150%, VRD	12,245,000	12,245,000

Series A2,
0.150%, VRD	6,790,000	6,790,000

		41,005,000

Connecticut—1.24%

Connecticut Health & Educational Facilities Authority
Revenue (Yale University),
Series U,
0.050%, VRD	500,000	500,000

Series Y-2,
0.100%, VRD	3,200,000	3,200,000

Series Y-3,
0.080%, VRD	2,000,000	2,000,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.160%, VRD[1,2]	10,765,000	10,765,000

		16,465,000

District of Columbia—0.70%

District of Columbia Revenue (German Marshall Fund of
the United States),
0.140%, VRD	4,000,000	4,000,000

51

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—(concluded)

District of Columbia University Revenue Refunding
(Georgetown University),
Series C,
0.060%, VRD	$5,250,000	$5,250,000

		9,250,000

Florida—1.80%

Gainesville Utilities System Revenue,
Series A,
0.110%, VRD	2,485,000	2,485,000

Hillsborough County School Board Certificates
of Participation (Master Lease Program),
Series C (NATL-RE Insured),
0.140%, VRD	20,000	20,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist),
Series D,
0.140%, VRD	2,925,000	2,925,000

Orlando Utilities Commission Utility System Revenue,
Series 2,
0.100%, VRD	5,000,000	5,000,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.120%, VRD	13,400,000	13,400,000

		23,830,000

Georgia—2.43%

Cobb County Tax Anticipation Notes,
1.250%, due 12/30/11	6,000,000	6,009,180

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.140%, VRD[1,2]	4,750,000	4,750,000

Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.140%, VRD	4,000,000	4,000,000

52

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)

Metropolitan Atlanta Rapid Transit Authority
Sales Tax Revenue,
Series B,
0.130%, VRD	$2,400,000	$2,400,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series B-2,
0.080%, VRD	3,000,000	3,000,000

Private Colleges & Universities Authority Revenue
Refunding (Mercer University),
Series C,
0.160%, VRD	8,415,000	8,415,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.150%, VRD	3,615,000	3,615,000

		32,189,180

Idaho—0.38%

Idaho Tax Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,057,105

Illinois—5.38%

Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.110%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.150%, VRD	3,200,000	3,200,000

Chicago (Neighborhoods Alive 21),
Series B,
0.120%, VRD	10,900,000	10,900,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-2,
0.180%, VRD	5,250,000	5,250,000

Subseries C-3,
0.140%, VRD	700,000	700,000

53

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)

Chicago Water Revenue (Second Lien),
Subseries 2000-2,
0.130%, VRD	$14,000,000	$14,000,000

Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.130%, VRD	2,200,000	2,200,000

Illinois Educational Facilities Authority
(University of Chicago),
Series B,
0.090%, VRD	4,686,000	4,686,000

Illinois Finance Authority Revenue
(Methodist Medical Center),
Series B,
0.130%, VRD	4,000,000	4,000,000

Illinois Finance Authority (University of Chicago),
Series B,
0.090%, VRD	9,272,000	9,272,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.240%, VRD[1,2]	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.120%, VRD	4,650,000	4,650,000

		71,358,000

Indiana—1.79%

Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.160%, VRD	5,000,000	5,000,000

Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding, Series A,
0.130%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.160%, VRD	8,400,000	8,400,000

54

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)

Purdue University Revenues (Student Facilities System),
Series A,
0.060%, VRD	$5,825,000	$5,825,000

		23,665,000

Iowa—0.21%

Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.120%, VRD	2,790,000	2,790,000

Kansas—0.38%

Kansas Department of Transportation Highway
Revenue Refunding,
Series B-1,
0.070%, VRD	5,000,000	5,000,000

Kentucky—2.81%

Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.140%, VRD	8,045,000	8,045,000

Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.140%, VRD	2,045,000	2,045,000

Series B,
0.140%, VRD	570,000	570,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, due 03/01/19	10,000,000	10,000,000

Shelby County Lease Revenue,
Series A,
0.140%, VRD	5,265,000	5,265,000

Trimble County Association of Counties Leasing Trust
Lease Program Revenue, Series A,
0.140%, VRD	6,925,000	6,925,000

55

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.130%, VRD	$4,425,000	$4,425,000

		37,275,000

Louisiana—0.71%

East Baton Rouge Parish Industrial Development Board, Inc.
Revenue (ExxonMobil Project),
Series A,
0.060%, VRD	1,600,000	1,600,000

Series B (Mandatory Put 11/09/11 @ 100),
0.060%, VRD	7,750,000	7,750,000

		9,350,000

Maryland—2.90%

Maryland Economic Development Corp.
(Howard Hughes Medical Institute),
Series A,
0.080%, VRD	5,000,000	5,000,000

Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health System),
Series B,
0.190%, VRD	5,000,000	5,000,000

Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University),
Series A,
0.070%, VRD	4,675,000	4,675,000

Series B,
0.110%, VRD	4,620,000	4,620,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.200%, VRD	11,515,000	11,515,000

Series A-7,
0.200%, VRD	2,950,000	2,950,000

Series A-9,
0.210%, VRD	4,650,000	4,650,000

		38,410,000

56

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—2.26%

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.070%, VRD	$2,800,000	$2,800,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.090%, VRD	3,492,000	3,492,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.140%, VRD[1,2]	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.120%, VRD	2,890,000	2,890,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.120%, VRD	5,270,000	5,270,000

University of Massachusetts Building Authority Revenue
Refunding,
Series 1,
0.090%, VRD	5,500,000	5,500,000

		29,952,000

Michigan—3.26%

Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.140%, VRD	3,900,000	3,900,000

University of Michigan Refunding (Hospital),
Series A-2,
0.100%, VRD	9,000,000	9,000,000

University of Michigan Refunding (Medical Service Plan),
Series A-1,
0.100%, VRD	17,870,000	17,870,000

57

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)

University of Michigan University Revenues (Hospital),
Series A,
0.100%, VRD	$12,435,000	$12,435,000

		43,205,000

Mississippi—2.40%

Mississippi Business Finance Commission Gulf Opportunity
Zone (Chevron USA, Inc. Project),
Series A,
0.090%, VRD	2,000,000	2,000,000

Series B,
0.100%, VRD	2,400,000	2,400,000

Series C,
0.080%, VRD	3,300,000	3,300,000

Series D,
0.100%, VRD	14,000,000	14,000,000

Series I,
0.100%, VRD	3,000,000	3,000,000

Series K,
0.100%, VRD	3,000,000	3,000,000

Series L,
0.100%, VRD	1,800,000	1,800,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.080%, VRD	2,300,000	2,300,000

		31,800,000

Missouri—4.07%

Curators of The University of Missouri Systems Facilities Revenue,
Series B,
0.100%, VRD	3,500,000	3,500,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue
(De Smet Jesuit High School),
0.120%, VRD	4,370,000	4,370,000

58

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series A,
0.170%, VRD	$2,200,000	$2,200,000

Series B,
0.170%, VRD	500,000	500,000

Series C,
0.110%, VRD	19,300,000	19,300,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series E,
0.090%, VRD	3,500,000	3,500,000

St. Louis General Fund Revenue Tax & Revenue
Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,053,114

University of Missouri University Revenues
(Systems Facilities),
Series A,
0.120%, VRD	1,200,000	1,200,000

Series B,
0.120%, VRD	14,300,000	14,300,000

		53,923,114

Nebraska—0.72%

Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.120%, VRD	9,555,000	9,555,000

New Hampshire—0.06%

New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
0.100%, VRD	860,000	860,000

New Jersey—0.38%

New Jersey Health Care Facilities Financing Authority
Revenue (Princeton Healthcare),
Series B,
0.090%, VRD	5,000,000	5,000,000

59

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Mexico—0.60%

Bernalillo County Tax & Revenue Anticipation Notes,
1.500%, due 12/15/11	$8,000,000	$8,010,560

New York—1.67%

New York City Trust for Cultural Resources Refunding
(Lincoln Center),
Series A-1,
0.140%, VRD	3,195,000	3,195,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.130%, VRD	11,100,000	11,100,000

New York, Subseries L-4,
0.080%, VRD	6,595,000	6,595,000

Syracuse Industrial Development Agency
(Syracuse University Project),
Series A-1,
0.120%, VRD	1,235,000	1,235,000

		22,125,000

North Carolina—2.95%

Guilford County,
Series B,
0.120%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.130%, VRD	1,970,000	1,970,000

New Hanover County (School),
0.130%, VRD	2,685,000	2,685,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.150%, VRD	5,645,000	5,645,000

North Carolina Educational Facilities Finance Agency
(Duke University Project),
Series A,
0.050%, VRD	4,500,000	4,500,000

60

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.100%, VRD	$4,800,000	$4,800,000

Wake County (Public Improvement),
Series B,
0.100%, VRD	5,900,000	5,900,000

Wake County,
Series B,
0.120%, VRD	11,700,000	11,700,000

		39,055,000

Ohio—1.32%

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.140%, VRD[1,2]	2,800,000	2,800,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.110%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.140%, VRD[1,2]	2,845,000	2,845,000

Ohio Water Development Authority Refunding
(FirstEnergy Nuclear),
Series B,
0.140%, VRD	5,900,000	5,900,000

		17,545,000

Oregon—0.89%

Oregon Health Sciences University Revenue,
Series B-1,
0.120%, VRD	5,665,000	5,665,000

Series B-2,
0.130%, VRD	3,130,000	3,130,000

61

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Oregon—(concluded)

Salem Hospital Facility Authority Revenue
(Salem Hospital Project),
Series B,
0.100%, VRD	$3,000,000	$3,000,000

		11,795,000

Pennsylvania—4.79%

Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.130%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.130%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority
(University of Pittsburgh Medical Center),
Series B-2,
0.100%, VRD	2,100,000	2,100,000

Montgomery County,
Series A,
0.130%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s University),
Series A,
0.130%, VRD	7,000,000	7,000,000

Pennsylvania University Refunding, Series B
(Mandatory Put 06/01/12 @100),
0.300%, VRD	7,850,000	7,850,000

Philadelphia Authority for Industrial Development Lease
Revenue Refunding, Series B-3,
0.110%, VRD	5,325,000	5,325,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.090%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien),
Series B2,
0.110%, VRD	1,400,000	1,400,000

62

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)

University of Pittsburgh of the Commonwealth Systems
of Higher Education,
2.000%, due 06/18/12	$12,000,000	$12,126,151

Washington County Authority Refunding
(University of Pennsylvania),
0.100%, VRD	3,535,000	3,535,000

Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project)
Series A,
0.110%, VRD	2,540,000	2,540,000

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.140%, VRD	5,300,000	5,300,000

		63,426,151

Rhode Island—0.37%

Rhode Island Industrial Facilities Corp. Marine Terminal
Revenue Refunding (ExxonMobil Project),
0.080%, VRD	4,850,000	4,850,000

South Carolina—1.42%

Piedmont Municipal Power Agency Electric Revenue
Refunding,
Series C,
0.090%, VRD	10,950,000	10,950,000

South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Anmed Health Project),
Series C,
0.130%, VRD	1,995,000	1,995,000

Series D,
0.150%, VRD	2,765,000	2,765,000

South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Regional Medical
Center of Orangeburg),
0.130%, VRD	3,150,000	3,150,000

		18,860,000

63

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—1.70%

Clarksville Public Building Authority Pooled Financing
Revenue (Pooled Financing), Tennessee Municipal
Bond Fund,
0.250%, VRD	$4,725,000	$4,725,000

Knox County Health Educational & Housing Facilities
Board Hospital Facilities Revenue Refunding
(Covenant Healthcare),
Series A,
0.180%, VRD	5,000,000	5,000,000

Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board
Refunding (Vanderbilt University),
Series A,
0.050%, VRD	800,000	800,000

Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.250%, VRD	7,250,000	7,250,000

Sevier County Public Building Authority (Local
Government Public Improvement),
Series B-1,
0.150%, VRD	4,735,000	4,735,000

		22,510,000

Texas—11.88%

Alamo Community College District
(Citigroup ROCS Series RR-II-R-883WF),
(FGIC Insured),
0.130%, VRD[1,2]	7,750,000	7,750,000

Harris County Cultural Educational Facilities Finance
Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.120%, VRD	8,560,000	8,560,000

Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.120%, VRD	13,580,000	13,580,000

Series A-2,
0.120%, VRD	16,400,000	16,400,000

64

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)

Houston Airport System Revenue Refunding (Sub Lien),
0.110%, VRD	$3,000,000	$3,000,000

Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.100%, VRD	21,075,000	21,075,000

Series B,
0.100%, VRD	9,090,000	9,090,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.200%, VRD	4,000,000	4,000,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.120%, VRD	17,395,000	17,395,000

North Texas Higher Education Authority Student
Loan Revenue,
Series E,
0.160%, VRD	9,200,000	9,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.210%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.140%, VRD	4,235,000	4,235,000

Tarrant County Cultural Education Facilities Finance Corp.
Hospital Revenue (Baylor Healthcare System Project)
Series C,
0.100%, VRD	3,500,000	3,500,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series A,
0.130%, VRD	585,000	585,000

Series B,
0.100%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.130%, VRD[1,2]	6,200,000	6,200,000

65

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)

Texas (JP Morgan PUTTERs, Series 3238),
0.140%, VRD[1,2]	$2,165,000	$2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.200%, VRD[1,2]	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.140%, VRD[1,2]	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 08/30/12	10,000,000	10,185,306

University of Texas (Financing Systems),
Series B,
0.050%, VRD	1,150,000	1,150,000

		157,395,306

Vermont—0.51%

Winooski Special Obligation Refunding,
Series A,
0.110%, VRD	6,755,000	6,755,000

Virginia—4.42%

Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical Institute),
Series A,
0.060%, VRD	600,000	600,000

Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical),
Series D,
0.080%, VRD	1,800,000	1,800,000

Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 04/26/12 @100),
0.410%, VRD	4,690,000	4,690,000

Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.120%, VRD	13,100,000	13,100,000

66

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Virginia—(concluded)

Virginia Public School Authority School
Educational Technical Notes,
Series XI,
1.000%, due 04/15/12	$4,000,000	$4,013,217

Virginia Small Business Financing Authority Hospital
Revenue (Carilion Clinic Obligation),
Series B,
0.130%, VRD	34,330,000	34,330,000

		58,533,217

Washington—5.41%

Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.140%, VRD[1,2]	4,995,000	4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.160%, VRD[1,2]	15,460,000	15,460,000

King County (Multi Modal Ltd. Tax Sewer),
Series B,
0.090%, VRD	1,600,000	1,600,000

King County Sewer Revenue (Junior Lien),
Series A,
0.250%, VRD	10,575,000	10,575,000

Series B,
0.230%, VRD	4,400,000	4,400,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.130%, VRD[1,2]	5,085,000	5,085,000

Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.150%, VRD[1,2]	3,995,000	3,995,000

Washington Health Care Facilities Authority (Fred
Hutchinson Cancer Research Center),
Series C,
0.180%, VRD	9,040,000	9,040,000

67

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Washington—(concluded)

Washington Health Care Facilities Authority
(Multicare Health Systems),
Series D,
0.120%, VRD	$8,900,000	$8,900,000

Washington Housing Finance Commission Multifamily
Housing Revenue Refunding (New Haven Apartments)
(FNMA Insured),
0.130%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily
Housing Revenue Refunding (Washington Terrace),
0.130%, VRD	3,750,000	3,750,000

		71,700,000

Wisconsin—0.58%

Wisconsin Health & Educational Facilities Authority
Revenue (Meriter Hospital, Inc.),
Series A,
0.120%, VRD	3,625,000	3,625,000

Wisconsin Health & Educational Facilities Authority
Revenue (Wheaton Franciscan Services),
Series B,
0.110%, VRD	4,100,000	4,100,000

		7,725,000

Wyoming—0.38%

Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series B,
0.120%, VRD	1,800,000	1,800,000

Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.100%, VRD	3,200,000	3,200,000

		5,000,000

Total municipal bonds and notes (cost—$1,151,408,304)		1,151,408,304

68

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—13.06%

California—1.09%

Los Angeles Department of Water,
0.150%, due 12/08/11	$5,000,000	$5,000,000

Riverside County Teeter Plan,
0.160%, due 02/07/12	3,000,000	3,000,000

Stanford Hospital,
0.210%, due 11/22/11	6,500,000	6,500,000

		14,500,000

Florida—0.81%

Florida Local Government,
0.200%, due 12/05/11	10,688,000	10,688,000

Georgia—0.23%

Atlanta Airport,
0.140%, due 12/06/11	3,048,000	3,048,000

Illinois—0.76%

Illinois Educational Facilities Authority Revenue,
0.180%, due 11/04/11	10,000,000	10,000,000

Maryland—3.46%

Baltimore County,
0.400%, due 11/04/11	30,400,000	30,400,000

Johns Hopkins University,
0.120%, due 12/05/11	5,000,000	5,000,000

0.120%, due 12/07/11	6,000,000	6,000,000

0.130%, due 12/20/11	4,500,000	4,500,000

		45,900,000

Massachusetts—0.75%

Harvard University,
0.120%, due 12/06/11	10,000,000	10,000,000

Minnesota—1.59%

Mayo Clinic,
0.180%, due 12/07/11	21,000,000	21,000,000

New York—0.75%

Metropolitan Transportation Authority,
0.140%, due 12/06/11	5,000,000	5,000,000

0.170%, due 12/08/11	5,000,000	5,000,000

		10,000,000

69

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Tennessee—0.81%

Vanderbilt University,
0.260%, due 11/08/11	$5,750,000	$5,750,000

0.150%, due 12/01/11	5,000,000	5,000,000

		10,750,000

Texas—0.68%

Methodist Hospital,
0.250%, due 12/05/11	9,000,000	9,000,000

Washington—0.68%

University of Washington,
0.200%, due 12/05/11	4,000,000	4,000,000

0.120%, due 12/06/11	5,000,000	5,000,000

		9,000,000

Wisconsin—0.38%

City of Milwaukee,
0.170%, due 01/10/12	5,000,000	5,000,000

Wyoming—1.07%

PacifiCorp,
0.160%, due 11/03/11	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$173,111,000)		173,111,000

Total investments (cost—$1,324,519,304 which approximates
cost for federal income tax purposes)—99.95%		1,324,519,304

Other assets in excess of liabilities—0.05%		601,737

Net assets—100.00%		$1,325,121,041

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.24% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

70

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,151,408,304	$—	$1,151,408,304

Tax-exempt commercial paper	—	173,111,000	—	173,111,000

Total	$—	$1,324,519,304	$—	$1,324,519,304

Weighted average maturity—20 days

Funds acronyms
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2011 and reset periodically.

See accompanying notes to financial statements	71

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2011 to October 31, 2011.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

72

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

73

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.10	$0.30	0.06%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.83	0.31	0.06

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.40	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

74

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	43 days	51 days	47 days

Net assets (bln)	$17.1	$29.6	$21.5

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Commercial paper	40.8%	50.3%	47.8%

US government and agency obligations	24.5	13.5	17.5

Certificates of deposit	16.3	14.6	17.4

Repurchase agreements	8.6	16.4	10.0

Time deposits	4.9	0.6	—

Short-term corporate obligations	3.0	0.8	1.6

Bank note	2.1	—	—

US master note	—	3.2	3.8

Other assets less liabilities	(0.2)	0.6	1.9

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

75

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	47 days	48 days	38 days

Net assets (bln)	$12.6	$7.2	$8.0

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Repurchase agreements	53.5%	58.0%	71.0%

US government obligations	48.3	34.6	26.0

Other assets less liabilities	(1.8)	7.4	3.0

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

76

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	20 days	21 days	23 days

Net assets (bln)	$1.3	$1.5	$1.6

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Municipal bonds and notes	86.9%	82.2%	85.7%

Tax-exempt commercial paper	13.0	17.0	13.9

Other assets less liabilities	0.1	0.8	0.4

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

77

Master Trust
Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Prime Master Fund
Investment income:
Interest	$28,968,053

Securities lending income (includes $11 earned from an affiliated entity)	14

28,968,067

Expenses:
Investment advisory and administration fees	10,937,847

Trustees’ fees	51,881

Net expenses	10,989,728

Net investment income	17,978,339

Net realized gain	269,021

Net increase in net assets resulting from operations	$18,247,360

Treasury Master Fund
Investment income:
Interest	$3,555,098

Expenses:
Investment advisory and administration fees	4,959,023

Trustees’ fees	27,649

4,986,672

Fee waiver by advisor	(1,948,726)

Net expenses	3,037,946

Net investment income	517,152

Net realized gain	3,333

Net increase in net assets resulting from operations	$520,485

Tax-Free Master Fund
Investment income:
Interest	$1,264,955

Expenses:
Investment advisory and administration fees	719,511

Trustees’ fees	11,140

Interest expense	1,925

732,576

Fee waiver by advisor	(518)

Net expenses	732,058

Net investment income	532,897

Net realized gain	10,882

Net increase in net assets resulting from operations	$543,779

78	See accompanying notes to financial statements

Master Trust
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

Prime Master Fund
From operations:
Net investment income	$17,978,339	$48,397,996

Net realized gain	269,021	97,704

Net increase in net assets resulting from operations	18,247,360	48,495,700

Net increase (decrease) in net assets from beneficial interest transactions	(12,482,726,436)	6,929,088,964

Net increase (decrease) in net assets	(12,464,479,076)	6,977,584,664

Net assets:
Beginning of period	29,569,453,738	22,591,869,074

End of period	$17,104,974,662	$29,569,453,738

Treasury Master Fund
From operations:
Net investment income	$517,152	$7,040,471

Net realized gain	3,333	19,906

Net increase in net assets resulting from operations	520,485	7,060,377

Net increase (decrease) in net assets from beneficial interest transactions	5,418,415,844	(122,879,014)

Net increase (decrease) in net assets	5,418,936,329	(115,818,637)

Net assets:
Beginning of period	7,219,706,181	7,335,524,818

End of period	$12,638,642,510	$7,219,706,181

Tax-Free Master Fund
From operations:
Net investment income	$532,897	$2,916,015

Net realized gain	10,882	6,398

Net increase in net assets resulting from operations	543,779	2,922,413

Net decrease in net assets from beneficial interest transactions	(161,206,990)	(450,269,676)

Net decrease in net assets	(160,663,211)	(447,347,263)

Net assets:
Beginning of period	1,485,784,252	1,933,131,515

End of period	$1,325,121,041	$1,485,784,252

See accompanying notes to financial statements	79

Master Trust
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.10%[2]

Net investment income	0.16%[2]

Supplemental data:
Net assets, end of period (000’s)	$17,104,975

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.06%[2]

Net investment income	0.01%[2]

Supplemental data:
Net assets, end of period (000’s)	$12,638,643

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.10%[2,3]

Net investment income	0.07%[2]

Supplemental data:
Net assets, end of period (000’s)	$1,325,121

[1]	Commencement of operations.
[2]	Annualized.
[3]	Waiver by advisor represents less than 0.005%.
[4]	Amount represents less than 0.005%.

80	See accompanying notes to financial statements

Years ended April 30,			For the period
			August 28, 2007[1]
2011	2010	2009	to April 30, 2008

0.10%	0.10%	0.10%	0.10%[2]

0.10%	0.10%[3]	0.10%	0.10%[2]

0.21%	0.25%	1.90%	4.28%[2]

$29,569,454	$22,591,869	$19,607,887	$13,948,101

0.10%	0.10%	0.10%	0.10%[2]

0.10%[3]	0.10%	0.10%[3]	0.10%[2]

0.09%	0.12%	0.77%	2.96%[2]

$7,219,706	$7,335,525	$10,699,897	$6,711,384

0.10%	0.10%	0.10%	0.10%[2]

0.10%	0.10%[3]	0.04%	0.00%[2,4]

0.18%	0.20%	1.42%	2.73%[2]

$1,485,784	$1,933,132	$2,770,040	$2,642,116

See accompanying notes to financial statements	81

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial

82

Master Trust
Notes to financial statements (unaudited)

statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross

83

Master Trust
Notes to financial statements (unaudited)

basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued

84

Master Trust
Notes to financial statements (unaudited)

interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

85

Master Trust
Notes to financial statements (unaudited)

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2011, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,432,635, $523,143 and $118,058, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2011, UBS Global AM owed $25,828, $17,475 and $6,324 for the independent trustee fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2011, UBS Global AM voluntarily waived $1,948,726 and $518 for Treasury Master Fund and Tax-Free Master Fund, respectively.

86

Master Trust
Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2011, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$25,823,224,131

Treasury Master Fund	24,980,000,000

Tax-Free Master Fund	286,322,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of

87

Master Trust
Notes to financial statements (unaudited)

credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2011 the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31, 2011, Tax-Free Master Fund had an average daily amount of outstanding borrowing of $15,393,042 for 4 days with a related weighted average annualized interest rate of 1.126%, which resulted in $1,925 of interest expense payable by UBS Global AM.

Other liabilities
At October 31, 2011, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$50,000,000

Treasury Master Fund	251,065,956

*	Excludes investment advisory and administration fees.

88

Master Trust
Notes to financial statements (unaudited)

Beneficial interest transactions

	For the six	For the
	months ended	year ended
Prime Master Fund	October 31, 2011	April 30, 2011

Contributions	$25,265,458,615	$62,006,201,623

Withdrawals	(37,748,185,051)	(55,077,112,659)

Net increase (decrease) in beneficial interest	$(12,482,726,436)	$6,929,088,964

	For the six	For the
	months ended	year ended
Treasury Master Fund	October 31, 2011	April 30, 2011

Contributions	$14,848,996,844	$15,572,222,458

Withdrawals	(9,430,581,000)	(15,695,101,472)

Net increase (decrease) in beneficial interest	$5,418,415,844	$(122,879,014)

	For the six	For the
	months ended	year ended
Tax-Free Master Fund	October 31, 2011	April 30, 2011

Contributions	$564,778,726	$1,496,454,004

Withdrawals	(725,985,716)	(1,946,723,680)

Net decrease in beneficial interest	$(161,206,990)	$(450,269,676)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the period ended October 31, 2011, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During

89

Master Trust
Notes to financial statements (unaudited)

the six months ended October 31, 2011, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

90

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Shareholder meeting results for Master Trust—Prime Master Fund
A joint special meeting of interestholders/shareholders (“shareholders”) of Master Trust—Prime Master Fund and certain related feeder funds was held on August 16, 2011, and adjourned to August 25, 2011. The

91

Master Trust
General information (unaudited)

results of the votes taken with respect to Prime Master Fund are reported below. Each vote represents proportionate interests held on the record date for the meeting. Prime Master Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Abstentions and broker non-votes, if any, are counted as shares present for purposes of determining whether a quorum is present but are not voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes have the effect of a negative vote on the proposal.

Proposal—To approve a change to the Fund’s concentration policies

Proportionate
Interests Voted
Proportionate	For as a % of	Proportionate	Proportionate
Interests	Total	Interests Voted	Interests Voted
Voted For	Interests Voted	Against	Abstain

15,460,467,191.754	82.608%	2,808,698,868.903	446,324,738.707

As more fully described in the related proxy statement, this involved a change to Prime Master Fund’s concentration policies to enable investment of more than 25% of assets in securities issued by companies in the financial services group of industries. As a result of the approval, under normal circumstances, this fund—and its related feeder portfolios—are required to invest more than 25% of their total assets in the financial services sector.

92

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 19-20, 2011, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board evaluated the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by

93

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $152 billion in assets under management as of March 31, 2011 and was part of the UBS Global Asset Management Division, which had approximately $621 billion in assets under management

94

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

worldwide as of March 31, 2011. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend certain contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund through August 31, 2012. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial

95

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Master Funds, as compared to peers in the respective Expense Group.

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

96

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the third quintile (at the Expense Group median) and total expenses were in the first quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Prime Investor Feeder Fund.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of Treasury Institutional Feeder Fund’s Actual Management Fee and total

97

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

expenses, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, although its Actual Management Fee was in the fifth quintile and total expenses were in the fourth quintile in the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the third quintile and total expenses were in the first quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the third quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Treasury Investor Feeder Fund.

Management noted the discrepancy between the Treasury Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did its peers. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management observed further that although the Treasury Institutional Feeder Fund’s fees placed it in the fourth quintile, it was close to the Expense Group median and generally in line with its peers.

98

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the third quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Tax-Free Investor Feeder Fund.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2011 and (b) annualized performance information for each year

99

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

in the ten-year (or shorter) period ended April 30, 2011. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and ten-year periods and since inception and in the second quintile for the five-year period. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one-year period and since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year

100

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

periods and since inception. The Treasury Investor Feeder Fund’s performance was in the first quintile for the one-year period and in the third quintile since inception.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-year period and in the third quintile for the three-year period and since inception. The Tax-Free Preferred Feeder Fund’s performance was in the first quintile for the one-year period and in the third quintile for the three-year period and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period and in the fourth quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was at or close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

101

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

102

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104

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2011. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Money Market Funds

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund
Semiannual Report October 31, 2011

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

December 15, 2011

Dear shareholder,
We present you with the semiannual report for the UBS Select Investor Series of Funds, namely, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund (the “Funds”) for the six months ended October 31, 2011.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•    UBS Select Prime Investor Fund: 0.01% as of October 31, 2011, unchanged from April 30, 2011.

•    UBS Select Treasury Investor Fund: 0.01% as of October 31, 2011, unchanged from April 30, 2011.

•    UBS Select Tax-Free Investor Fund: 0.01% as of October 31, 2011, unchanged from April 30, 2011.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10-11.

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund Investment goals (both Funds): Maximum current income consistent with liquidity and capital preservation

Portfolio Manager: Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
UBS Select Prime Investor Fund—August 1, 2008; UBS Select Treasury Investor Fund—September 18, 2008

Dividend payments:
Monthly

UBS Select Tax-Free Investor Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers: Elbridge T. Gerry III Ryan Nugent Erin O. Houston UBS Global Asset Management (Americas) Inc.

Commencement:
September 22, 2008

Dividend payments:
Monthly

1

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	Overall, the US economy continued to expand. Gross domestic product (“GDP”) growth came in at 2.3% during the fourth quarter of 2010, followed by growth rates of 0.4% and 1.3% for the first and second quarters of 2011, respectively. The Commerce Department currently estimates a third quarter 2011 growth rate of 2.0%.

While this third quarter figure marks the ninth consecutive quarter of growth for the US economy, there continued to be areas of weakness that held back a more robust expansion. These included ongoing elevated unemployment levels, as well as a weak housing market.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Despite the economy’s ongoing growth, the Fed remained concerned about continued high unemployment levels, and thus maintained its highly accommodative monetary policy throughout the period. Furthermore, at its August meeting, the Fed made it clear that it expected to maintain exceptionally low levels for the federal funds rate at least through mid-2013. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

Given that the Fed clearly continued to view the economy as being challenged, there was some speculation that it would implement a third round of quantitative easing, following the second round’s expiration in June. However, in September, the Fed instead announced its intention to purchase $400 billion of longer-term Treasury securities, and to sell an equal amount of shorter-term Treasury securities by June 2012. Dubbed “Operation Twist,” the Fed noted that its intention with this program was to “put downward pressure on longer-term interest rates and help make broader financial conditions more accommodative.”

2

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

• For the Prime Master Fund in which UBS Select Prime Investor Fund invests, its weighted average maturity (“WAM”) was 51 days when the reporting period began. Over the period, we tactically reduced the Fund’s WAM in response to increased market volatility and concerns regarding the European sovereign debt/euro crisis. As of October 31, 2011, the Master Fund’s WAM was 43 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposure to US government and agency obligations, time deposits, short-term corporate obligations, bank notes and certificates of deposit. In contrast, we decreased the Fund’s exposure to commercial paper, repurchase agreements and a US master note. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

3

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund

	•	For the Master Fund in which UBS Select Treasury Investor Fund invests, its WAM was 48 days when the reporting period began. We later reduced the Master Fund’s WAM to 47 days. At the security level, we increased the Master Fund’s exposure to US government and agency obligations and reduced its exposure to repurchase agreements.

	•	For the Master Fund in which UBS Select Tax-Free Investor Fund invests, its WAM was 21 days when the reporting period began. As the reporting period progressed, the Fund’s WAM fell modestly to 20 days. During the period, we focused our purchases on high-quality municipal issuances of both state and local general obligation debt, as well as essential service revenue obligations. To obtain adequate liquidity for the Fund, we pared our exposure to tax-exempt commercial paper in favor of overnight variable rate demand notes (VRDNs). We also sought to maintain a highly diversified portfolio given the uncertain macro and economic environment.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	The US economy continues to face several headwinds, which have triggered concerns of a double-dip recession. Data released in recent months show elevated unemployment and continued issues in the housing market. The downgrade of US government long-term debt by Standard & Poor’s and other headline events have also shaken investor confidence, and triggered periods of volatility in financial markets. Collectively, these factors may negatively impact consumer spending, a key driver of the economy. Against this backdrop, we expect to see continued low interest rates.

4

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund

Finally, we appreciated the shareholder support which enabled the change to the investment concentration policies for the Prime Master Fund and UBS Select Prime Investor Fund. Further information regarding the voting results from the August shareholder meeting is contained later in this report, in the section captioned “General Information - Shareholder meeting results for UBS Select Prime Investor Fund.”

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Managing Director
UBS Select Tax-Free Investor Fund	UBS Global Asset Management
Managing Director	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

5

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Investor Fund
Associate Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2011. The views and opinions in the letter were current as of December 15, 2011. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) and service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2011 to October 31, 2011.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The

7

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited)

hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses[1] (unaudited) (concluded)

UBS Select Prime Investor Fund
			Expenses paid
	Beginning	Ending	during period[3]	Expense ratio
	account value	account value[2]	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.10	$1.26	0.25%

Hypothetical (5% annual return before expenses)	1,000.00	1,023.88	1.27	0.25

UBS Select Treasury Investor Fund
			Expenses paid
	Beginning	Ending	during period[3]	Expense ratio
	account value	account value[2]	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.10	$0.30	0.06%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.83	0.31	0.06

UBS Select Tax-Free Investor Fund
			Expenses paid
	Beginning	Ending	during period[3]	Expense ratio
	account value	account value[2]	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.10	$0.80	0.16%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.33	0.81	0.16

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]	“Actual—Ending account value” may not always be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.
[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

9

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	10/31/11	04/30/11	10/31/10

Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%

Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01

Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.29)	(0.28)	(0.29)

Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.29)	(0.28)	(0.29)

Weighted average maturity[2]	43 days	51 days	47 days

Net assets (mm)	$387.8	$475.0	$535.4

UBS Select Treasury Investor Fund

Yields and characteristics	10/31/11	04/30/11	10/31/10

Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%

Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01

Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.53)	(0.52)	(0.44)

Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.53)	(0.52)	(0.44)

Weighted average maturity[2]	47 days	48 days	38 days

Net assets (mm)	$309.5	$123.9	$128.9

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

10

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Investor Fund

Yields and characteristics	10/31/11	04/30/11	10/31/10

Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%

Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01

Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.72)	(0.22)	(0.46)

Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.72)	(0.22)	(0.46)

Weighted average maturity[2]	20 days	21 days	23 days

Net assets (mm)	$33.7	$41.9	$57.4

[1]	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

11

UBS Select Prime Investor Fund
Statement of assets and liabilities—October 31, 2011 (unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$387,938,516 which approximates cost for
federal income tax purposes)	$387,938,516

Other assets	7,753

Total assets	387,946,269

Liabilities:
Payable to affiliates	44,368

Dividends payable to shareholders	3,276

Accrued expenses and other liabilities	65,785

Total liabilities	113,429

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 387,825,227 outstanding	387,825,227

Accumulated net realized gain	7,613

Net assets	$387,832,840

Net asset value per share	$1.00

12	See accompanying notes to financial statements

UBS Select Treasury Investor Fund
Statement of assets and liabilities—October 31, 2011 (unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$309,517,138 which approximates cost for
federal income tax purposes)	$309,517,138

Receivable from affiliates	11,181

Other assets	12,826

Total assets	309,541,145

Liabilities:
Dividends payable to shareholders	2,593

Accrued expenses and other liabilities	31,706

Total liabilities	34,299

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 309,506,260 outstanding	309,506,260

Accumulated net realized gain	586

Net assets	$309,506,846

Net asset value per share	$1.00

See accompanying notes to financial statements	13

UBS Select Tax-Free Investor Fund
Statement of assets and liabilities—October 31, 2011 (unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$33,700,536 which approximates cost for
federal income tax purposes)	$33,700,536

Receivable from affiliates	8,210

Other assets	7,833

Total assets	33,716,579

Liabilities:
Dividends payable to shareholders	291

Accrued expenses and other liabilities	44,302

Total liabilities	44,593

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 33,671,500 outstanding	33,671,500

Accumulated net realized gain	486

Net assets	$33,671,986

Net asset value per share	$1.00

14	See accompanying notes to financial statements

UBS Select Prime Investor Fund
Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Investment income:
Interest income allocated from Master	$567,777

Expenses allocated from Master	(215,221)

Net investment income allocated from Master	352,556

Expenses:
Service and distribution fees	753,052

Administration fees	215,160

Transfer agency fees	27,568

Professional fees	25,368

Reports and notices to shareholders	17,024

State registration fees	9,516

Trustees’ fees	8,166

Accounting fees	6,033

Insurance fees	3,686

Other expenses	5,338

1,070,911

Fee waivers and/or expense reimbursements
by administrator and distributor	(739,930)

Net expenses	330,981

Net investment income	21,575

Net realized gain allocated from Master	6,223

Net increase in net assets resulting from operations	$27,798

See accompanying notes to financial statements	15

UBS Select Treasury Investor Fund
Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Investment income:
Interest income allocated from Master	$77,193

Expenses allocated from Master	(110,645)

Expense waiver allocated from Master	44,881

Net investment income allocated from Master	11,429

Expenses:
Service and distribution fees	387,231

Administration fees	110,637

Professional fees	25,347

State registration fees	8,707

Trustees’ fees	7,460

Transfer agency fees	6,284

Accounting fees	6,033

Reports and notices to shareholders	3,116

Insurance fees	905

Other expenses	4,197

559,917

Fee waivers and/or expense reimbursements by
administrator and distributor	(559,582)

Net expenses	335

Net investment income	11,094

Net realized gain allocated from Master	59

Net increase in net assets resulting from operations	$11,153

16	See accompanying notes to financial statements

UBS Select Tax-Free Investor Fund
Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Investment income:
Interest income allocated from Master	$32,648

Expenses allocated from Master	(18,733)

Expense waiver allocated from Master	13

Net investment income allocated from Master	13,928

Expenses:
Service and distribution fees	65,501

Professional fees	25,341

Administration fees	18,715

State registration fees	7,515

Trustees’ fees	7,241

Accounting fees	6,033

Transfer agency fees	2,430

Reports and notices to shareholders	2,297

Insurance fees	373

Other expenses	3,778

139,224

Fee waivers and/or expense reimbursements by
administrator and distributor	(127,174)

Net expenses	12,050

Net investment income	1,878

Net realized gain allocated from Master	288

Net increase in net assets resulting from operations	$2,166

See accompanying notes to financial statements	17

UBS Select Prime Investor Fund
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

From operations:
Net investment income	$21,575	$54,159

Net realized gain	6,223	2,039

Net increase in net assets resulting from operations	27,798	56,198

Dividends and distributions to shareholders from:
Net investment income	(21,575)	(54,159)

Net realized gains	—	(3,936)

Total dividends and distributions to shareholders	(21,575)	(58,095)

Net decrease in net assets from beneficial interest transactions	(87,162,203)	(161,127,019)

Net decrease in net assets	(87,155,980)	(161,128,916)

Net assets:
Beginning of period	474,988,820	636,117,736

End of period	$387,832,840	$474,988,820

Accumulated undistributed net investment income	$—	$—

18	See accompanying notes to financial statements

UBS Select Treasury Investor Fund
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

From operations:
Net investment income	$11,094	$12,813

Net realized gain	59	307

Net increase in net assets resulting from operations	11,153	13,120

Dividends and distributions to shareholders from:
Net investment income	(11,094)	(12,813)

Net realized gains	—	(366)

Total dividends and distributions to shareholders	(11,094)	(13,179)

Net increase in net assets from beneficial interest transactions	185,582,279	4,908,823

Net increase in net assets	185,582,338	4,908,764

Net assets:
Beginning of period	123,924,508	119,015,744

End of period	$309,506,846	$123,924,508

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements	19

UBS Select Tax-Free Investor Fund
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

From operations:
Net investment income	$1,878	$5,410

Net realized gain	288	198

Net increase in net assets resulting from operations	2,166	5,608

Dividends and distributions to shareholders from:
Net investment income	(1,878)	(5,410)

Net realized gains	—	(4,491)

Total dividends and distributions to shareholders	(1,878)	(9,901)

Net decrease in net assets from beneficial interest transactions	(8,193,160)	(21,032,115)

Net decrease in net assets	(8,192,872)	(21,036,408)

Net assets:
Beginning of period	41,864,858	62,901,266

End of period	$33,671,986	$41,864,858

Accumulated undistributed net investment income	$—	$—

20	See accompanying notes to financial statements

UBS Select Prime Investor Fund
 Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months
	ended
	October 31,	Years ended April 30,		For the period
	2011			August 1, 2008[1]
	(unaudited)	2011	2010	to April 30, 2009

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.011

Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.011)

Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	—

Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total investment return[3]	0.01%	0.01%	0.05%	1.08%

Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.60%[5]	0.59%	0.58%	0.60%[5]

Expenses after fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.25%[5]	0.30%	0.34%	0.45%[5]

Net investment income[4]	0.01%[5]	0.01%	0.05%	0.77%[5]

Supplemental data:
Net assets, end of period (000’s)	$387,833	$474,989	$636,118	$1,512,224

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.
[5]	Annualized.

See accompanying notes to financial statements	21

UBS Select Treasury Investor Fund
 Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months
	ended
	October 31,	Years ended April 30,		For the period
	2011			September 18, 2008[1]
	(unaudited)	2011	2010	to April 30, 2009

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.001

Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)

Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]

Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total investment return[3]	0.01%	0.01%	0.01%	0.06%

Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.61%[5]	0.64%	0.64%	0.65%[5]

Expenses after fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.06%[5]	0.18%	0.21%	0.40%[5]

Net investment income[4]	0.01%[5]	0.01%	0.01%	0.06%[5]

Supplemental data:
Net assets, end of period (000’s)	$309,507	$123,925	$119,016	$191,772

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.
[5]	Annualized.

22	See accompanying notes to financial statements

UBS Select Tax-Free Investor Fund
 Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months
	ended
	October 31,	Years ended April 30,		For the period
	2011			September 22, 2008[1]
	(unaudited)	2011	2010	to April 30, 2009

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.005

Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)

Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	—

Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total investment return[3]	0.01%	0.02%	0.02%	0.46%

Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.84%[5]	0.74%	0.70%	0.72%[5]

Expenses after fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.16%[5]	0.27%	0.28%	0.42%[5]

Net investment income[4]	0.01%[5]	0.01%	0.01%	0.55%[5]

Supplemental data:
Net assets, end of period (000’s)	$33,672	$41,865	$62,901	$110,497

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 per share.
[3]	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
[4]	Ratios include the Fund’s share of income and expenses allocated from the Master.
[5]	Annualized.

See accompanying notes to financial statements	23

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
 Notes to financial statements (unaudited)

Organization and significant accounting policies
 UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (2.27% for Prime Investor Fund, 2.45% for Treasury Investor Fund and 2.54% for Tax-Free Investor Fund at October 31, 2011). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
 Notes to financial statements (unaudited)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
 Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions
 Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
 Notes to financial statements (unaudited)

in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
 The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
 UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At October 31, 2011, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM $33,009, $26,255 and $2,906, respectively, for administrative services.

UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds’ total ordinary annual operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At October 31, 2011, UBS Global AM owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $32,783, $11,278 and $10,419 for fee waivers and/or expense reimbursements, respectively. For the six months ended October 31, 2011, UBS Global AM was contractually obligated to waive $210,341, $72,494 and $64,387, respectively. Each Fund will repay UBS Global AM for any such waived fees/reimbursed expenses pursuant to these contractual arrangements to the extent that it can do so over the three

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
 Notes to financial statements (unaudited)

fiscal years following August 31, 2011 without causing a Fund’s expenses in any of those three years to exceed such expense cap.

At October 31, 2011, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

	Fee waivers/
	expense
	reimbursements	Expires	Expires	Expires	Expires
	subject to	April 30,	April 30,	April 30,	April 30,
Fund	repayment	2012	2013	2014	2015

UBS Select Prime Investor Fund	$1,942,654	$463,155	$761,190	$507,968	$210,341

UBS Select Treasury Investor Fund	636,646	174,698	207,424	182,030	72,494

UBS Select Tax-Free Investor Fund	500,538	140,508	168,041	127,602	64,387

Service and distribution plans
 UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Funds’ shares. During the six months ended October 31, 2011, the Funds each paid UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.10%, respectively, of their average daily net assets. At October 31, 2011, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM—US $115,530, $91,893 and $10,173 for distribution and service fees, respectively. In addition to UBS Global AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse fund expenses so that total ordinary annual operating expenses do not exceed 0.45%. UBS Global AM has also undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At October 31, 2011, UBS Global AM—US owed Prime Investor Fund, Treasury Investor Fund

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
 Notes to financial statements (unaudited)

and Tax-Free Investor Fund $71,388, $118,051 and $10,870 for these additional fee waivers and/or expense reimbursements, respectively. For the six months ended October 31, 2011, voluntary additional waivers and/or expense reimbursements by UBS Global AM—US were as follows: Prime Investor Fund, $529,589; Treasury Investor Fund, $487,088; and Tax-Free Investor Fund, $62,787. There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed.

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
Prime Investor Fund	October 31, 2011	April 30, 2011

Shares sold	244,875,566	634,953,502

Shares repurchased	(332,058,695)	(796,137,770)

Dividends reinvested	20,926	57,249

Net decrease in shares outstanding	(87,162,203)	(161,127,019)

	For the six	For the
	months ended	year ended
Treasury Investor Fund	October 31, 2011	April 30, 2011

Shares sold	426,546,645	156,450,791

Shares repurchased	(240,973,080)	(151,554,052)

Dividends reinvested	8,714	12,084

Net increase in shares outstanding	185,582,279	4,908,823

	For the six	For the
	months ended	year ended
Tax-Free Investor Fund	October 31, 2011	April 30, 2011

Shares sold	22,535,238	63,824,875

Shares repurchased	(30,730,240)	(84,866,739)

Dividends reinvested	1,842	9,749

Net decrease in shares outstanding	(8,193,160)	(21,032,115)

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
 Notes to financial statements (unaudited)

Federal tax status
 Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the fiscal year ended April 30, 2011 was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal year ended April 30, 2011 was 54.65% tax-exempt income, 42.90% ordinary income, and 2.45% long-term capital gain.

The tax character of distributions and components of accumulated earnings (deficit) on a tax basis will be determined at the end of the Funds’ fiscal year ending April 30, 2012.

As of and during the period ended October 31, 2011, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2011, the Funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
 Notes to financial statements (unaudited)

the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Each of the tax years in the three year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
 General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
 General information (unaudited)

Shareholder meeting results for UBS Select Prime Investor Fund
A joint special meeting of shareholders of UBS Money Series—UBS Select Prime Investor Fund and certain related master-feeder funds was held on August 16, 2011, and adjourned to August 25, 2011. The results of the votes taken with respect to UBS Select Prime Investor Fund are reported below. Each vote represents one share held on the record date for the meeting. UBS Select Prime Investor Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Abstentions and broker non-votes, if any, are counted as shares present for purposes of determining whether a quorum is present but are not voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes have the effect of a negative vote on the proposal.

Proposal—To approve a change to the Fund’s concentration policies

	Shares For as
Shares	a % of Total	Shares Voted	Shares Voted
Voted For	Shares Voted	Against	Abstain

298,696,626.101	89.848%	23,077,439.051	10,670,955.767

As more fully described in the related proxy statement, this involved a change to UBS Select Prime Investor Fund’s concentration policies to enable investment of more than 25% of assets in securities issued by companies in the financial services group of industries. As a result of the approval, under normal circumstances, this fund—and its related master portfolio—are required to invest more than 25% of their total assets in the financial services sector.

Other tax information
 UBS Select Treasury Investor Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2011 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2012.

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—24.47%

Federal Farm Credit Bank
0.140%, due 11/01/11[1]	$100,000,000	$99,989,381

0.190%, due 11/01/11[1]	80,000,000	80,044,487

0.210%, due 11/01/11[1]	50,000,000	50,005,279

0.310%, due 12/27/11[2]	48,000,000	47,976,853

0.320%, due 01/06/12[2]	42,000,000	41,975,360

0.250%, due 01/12/12[1]	82,000,000	81,995,102

Federal Home Loan Bank
0.150%, due 11/01/11[1]	100,000,000	100,002,160

0.210%, due 11/01/11[1]	200,000,000	200,000,000

0.280%, due 11/01/11[1]	207,000,000	207,000,000

0.300%, due 11/08/11	96,500,000	96,499,907

0.260%, due 11/22/11	170,000,000	169,997,066

0.260%, due 11/23/11	57,000,000	56,998,590

0.300%, due 11/23/11	105,850,000	105,847,778

0.300%, due 12/15/11[1]	102,000,000	102,000,000

0.290%, due 12/16/11[1]	89,000,000	89,000,000

0.280%, due 01/12/12[1]	240,000,000	240,000,000

1.375%, due 06/08/12	127,840,000	128,691,045

0.250%, due 07/16/12	250,000,000	250,118,991

0.330%, due 07/16/12	100,000,000	100,039,323

0.230%, due 08/24/12	248,750,000	248,804,505

0.330%, due 11/08/12	50,000,000	50,000,000

Federal Home Loan Mortgage Corp.*
0.260%, due 11/01/11[1]	122,000,000	122,058,800

0.191%, due 11/06/11[1]	265,000,000	264,837,611

Federal National Mortgage Association*
2.000%, due 01/09/12	157,501,000	158,022,315

US Treasury Notes
4.500%, due 11/30/11	100,000,000	100,335,371

1.000%, due 12/31/11	92,500,000	92,615,760

1.375%, due 02/15/12	75,000,000	75,221,579

4.625%, due 02/29/12	200,000,000	202,824,894

4.500%, due 03/31/12	223,000,000	226,894,392

		33

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—(concluded)

US Treasury Notes—(concluded)
0.750%, due 05/31/12	$268,000,000	$268,831,678

1.375%, due 11/15/12	125,000,000	126,557,013

Total US government and agency obligations
(cost—$4,185,185,240)		4,185,185,240

Bank note—2.04%

Banking-US—2.04%

Bank of America N.A.
0.250%, due 11/18/11 (cost—$350,000,000)	350,000,000	350,000,000

Time deposits—4.93%

Banking-non-US—4.93%

Societe Generale, Cayman Islands
0.150%, due 11/01/11	344,000,000	344,000,000

Svenska Handelsbanken, Cayman Islands
0.080%, due 11/01/11	500,000,000	500,000,000

Total time deposits (cost—$844,000,000)		844,000,000

Certificates of deposit—16.33%

Banking-non-US—16.33%

Abbey National Treasury Services PLC
0.705%, due 01/18/12[1]	275,000,000	275,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 11/14/11	200,000,000	200,000,000

Credit Suisse First Boston
0.190%, due 11/07/11	200,000,000	200,000,000

0.420%, due 01/25/12	250,000,000	250,000,000

National Australia Bank Ltd.
0.421%, due 01/17/12[1]	217,500,000	217,500,000

Natixis
0.518%, due 11/07/11[1]	261,000,000	261,000,000

Nordea Bank Finland
0.400%, due 06/12/12	250,000,000	250,000,000

Royal Bank of Canada
0.250%, due 11/01/11[1]	95,000,000	95,000,000

0.265%, due 11/01/11[1]	100,000,000	100,000,000

34

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)

Skandinaviska Enskilda Banken AB
0.120%, due 11/03/11	$350,000,000	$350,000,000

Sumitomo Mitsui Banking Corp.
0.150%, due 11/02/11	100,000,000	100,000,000

0.150%, due 11/03/11	400,000,000	400,000,000

Westpac Banking Corp.
0.260%, due 11/01/11[1]	95,000,000	95,000,000

Total certificates of deposit (cost—$2,793,500,000)		2,793,500,000

Commercial paper[2]—40.80%

Asset backed-banking—2.63%

Atlantis One Funding
0.200%, due 11/14/11	250,000,000	249,981,945

0.250%, due 11/29/11	200,000,000	199,961,111

		449,943,056

Asset backed-miscellaneous—20.56%

Amsterdam Funding Corp.
0.280%, due 11/14/11	100,000,000	99,989,889

0.330%, due 12/05/11	114,400,000	114,364,345

0.270%, due 12/07/11	50,000,000	49,986,500

Atlantic Asset Securitization LLC
0.480%, due 11/01/11	225,000,000	225,000,000

0.550%, due 11/07/11	250,000,000	249,977,083

0.900%, due 11/16/11	250,000,000	249,906,250

Barton Capital LLC
0.450%, due 11/01/11	200,000,000	200,000,000

0.730%, due 11/18/11	263,000,000	262,909,338

0.730%, due 11/30/11	220,000,000	219,870,628

Bryant Park Funding LLC
0.180%, due 11/21/11	125,479,000	125,466,452

Chariot Funding LLC
0.140%, due 11/01/11	120,000,000	120,000,000

0.170%, due 12/06/11	150,000,000	149,975,208

0.210%, due 12/20/11	155,060,000	155,015,679

		35

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)

Gotham Funding Corp.
0.220%, due 11/01/11	$100,000,000	$100,000,000

0.350%, due 01/19/12	150,000,000	149,884,792

0.350%, due 01/20/12	50,000,000	49,961,111

Liberty Street Funding LLC
0.230%, due 12/06/11	100,000,000	99,977,639

LMA Americas LLC
0.750%, due 11/03/11	200,000,000	199,991,667

0.900%, due 11/30/11	195,000,000	194,858,625

0.870%, due 12/01/11	120,000,000	119,913,000

Thames Asset Global Securitization No. 1
0.250%, due 11/09/11	255,000,000	254,985,833

Windmill Funding Corp.
0.250%, due 11/14/11	50,000,000	49,995,486

0.250%, due 12/01/11	75,000,000	74,984,375

		3,517,013,900

Asset backed-securities—2.97%

Argento Variable Funding Co. LLC
0.250%, due 11/10/11	45,000,000	44,997,188

0.270%, due 11/18/11	50,000,000	49,993,625

0.270%, due 11/29/11	170,000,000	169,964,300

Grampian Funding LLC
0.270%, due 11/08/11	112,000,000	111,994,120

0.270%, due 11/17/11	130,000,000	129,984,400

		506,933,633

Banking-non-US—3.04%

Commonwealth Bank of Australia
0.318%, due 11/21/11[1,3]	270,000,000	270,000,000

Credit Suisse
0.320%, due 12/01/11	250,000,000	249,933,333

		519,933,333

Banking-US—8.94%

ABN Amro Funding USA LLC
0.300%, due 11/18/11	250,000,000	249,964,583

36

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[2]—(concluded)

Banking-US—(concluded)

Deutsche Bank Financial LLC
0.160%, due 11/01/11	$451,000,000	$451,000,000

ING (US) Funding LLC
0.110%, due 11/10/11	150,000,000	149,995,875

0.200%, due 11/16/11	334,000,000	333,972,167

Societe Generale N.A., Inc.
0.400%, due 11/04/11	344,750,000	344,738,508

		1,529,671,133

Finance-noncaptive diversified—1.02%

General Electric Capital Corp.
0.220%, due 01/23/12	175,000,000	174,911,236

Insurance-life—1.64%

Axa Financial, Inc.
0.180%, due 11/03/11	100,000,000	99,999,000

0.210%, due 11/17/11	87,000,000	86,991,880

MetLife Short Term Funding LLC
0.180%, due 11/04/11	93,000,000	92,998,605

		279,989,485

Total commercial paper (cost—$6,978,395,776)		6,978,395,776

Short-term corporate obligations—3.03%

Banking-non-US—2.01%

Svenska Handelsbanken
0.376%, due 12/08/11[1,3]	203,000,000	203,000,000

Westpac Securities NZ Ltd.
0.409%, due 11/04/11[1,3]	140,000,000	140,000,000

		343,000,000

Banking-US—0.73%

JPMorgan Chase Bank N.A.
0.367%, due 12/09/11[1]	125,000,000	125,000,000

Supranational—0.29%

European Investment Bank
2.625%, due 11/15/11	50,000,000	50,043,335

Total short-term corporate obligations (cost—$518,043,335)		518,043,335

		37

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—8.63%

Repurchase agreement dated 10/28/11 with Barclays Capital, Inc., 0.070% due 11/04/11, collateralized by $68,549,000 Federal Farm Credit Bank obligations, 1.375% to 5.300% due 10/17/12 to 12/23/24, $291,735,000 Federal Home Loan Bank obligations, 0.160% to 5.750% due 11/18/11 to 03/14/36, $117,981,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 8.250% due 11/04/11 to 06/01/16 and $101,964,000 Federal National Mortgage Association obligations, zero coupon to 5.380% due 04/18/12 to 11/13/28; (value—$612,000,185); proceeds: $600,008,167	$600,000,000	$600,000,000

Repurchase agreement dated 10/31/11 with Bank of America Securities, 0.090% due 11/01/11, collateralized by $88,524,000 Federal National Mortgage Association obligations, 0.600% to 6.250% due 09/27/13 to 05/15/29; (value—$102,000,968); proceeds: $100,000,250	100,000,000	100,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.280% due 11/01/11, collateralized by 2,968,924 shares of Banco Santander SA ADRs; (value—$26,750,005); proceeds: $25,000,194	25,000,000	25,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.330% due 11/01/11, collateralized by $53,238,316 various corporate notes, common stocks, preferred stocks and warrants, 5.000% to 11.000% due 08/01/13 to 04/15/18; (value—$352,195,507); proceeds: $325,002,979	325,000,000	325,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.380% due 11/01/11, collateralized by $49,487,775 various corporate bonds, notes, common stocks, preferred stocks and warrants, 2.500% to 5.000% due 12/15/11 to 02/15/24; (value—$468,905,135); proceeds: $425,004,486	425,000,000	425,000,000

38

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $710,000 US Treasury Bonds, 4.625% due 12/15/40; (value—$902,580); proceeds: $883,000	$883,000	$883,000

Total repurchase agreements (cost—$1,475,883,000)		1,475,883,000

Total investments (cost—$17,145,007,351 which approximates cost for federal income tax purposes)—100.23%		17,145,007,351

Liabilities in excess of other assets—(0.23)%		(40,032,689)

Net assets—100.00%		$17,104,974,662

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.58% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2011. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net Income
earned from
		Purchases	Sales		affiliate
		during the	during the		for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/11	10/31/11	10/31/11	10/31/11	10/31/11

UBS Private Money Market Fund LLC	$—	$9,393,750	$9,393,750	$—	$11

39

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$4,185,185,240	$—	$4,185,185,240

Bank note	—	350,000,000	—	350,000,000

Time deposits	—	844,000,000	—	844,000,000

Certificates of deposit	—	2,793,500,000	—	2,793,500,000

Commercial paper	—	6,978,395,776	—	6,978,395,776

Short-term corporate obligations	—	518,043,335	—	518,043,335

Repurchase agreements	—	1,475,883,000	—	1,475,883,000

Total	$—	$17,145,007,351	$—	$17,145,007,351

Issuer breakdown by country or territory of origin

Percentage of
total investments

United States	72.0%

Cayman Islands	4.9

Australia	4.2

Japan	4.1

Switzerland	4.1

Sweden	3.2

United Kingdom	3.1

France	1.5

Finland	1.5

Canada	1.1

Luxembourg	0.3

Total	100.0%

Weighted average maturity—43 days

40	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government obligations—48.32%

US Treasury Bills
0.000%, due 11/17/11[1]	$50,000,000	$50,000,000

0.006%, due 11/17/11[1]	400,000,000	399,998,933

0.000%, due 11/25/11[1]	60,000,000	60,000,000

0.000%, due 12/15/11[1]	200,000,000	200,000,000

0.010%, due 12/29/11[1]	250,000,000	249,995,972

US Treasury Notes
1.750%, due 11/15/11	360,000,000	360,218,592

0.750%, due 11/30/11	447,000,000	447,217,085

1.000%, due 12/31/11	75,000,000	75,094,423

1.125%, due 01/15/12	558,000,000	559,219,448

0.875%, due 01/31/12	750,000,000	751,568,542

1.375%, due 02/15/12	575,000,000	577,108,693

4.875%, due 02/15/12	155,000,000	157,162,365

0.875%, due 02/29/12	622,500,000	624,196,541

4.625%, due 02/29/12	400,000,000	406,057,423

1.000%, due 03/31/12	325,000,000	326,101,891

4.500%, due 03/31/12	550,000,000	560,026,657

1.000%, due 04/30/12	50,000,000	50,155,305

1.750%, due 08/15/12	150,000,000	151,928,571

1.375%, due 11/15/12	100,000,000	101,245,610

Total US government obligations (cost—$6,107,296,051)		6,107,296,051

Repurchase agreements—53.52%

Repurchase agreement dated 10/26/11 with Barclays Capital, Inc., 0.050% due 11/02/11, collateralized by $110,089,800 US Treasury Bonds, 4.500% to 5.000% due 02/15/36 to 05/15/37 and $527,883,200 US Treasury Notes, 1.500% to 3.625% due 12/31/13 to 02/15/21; (value—$714,000,011); proceeds: $700,006,806	700,000,000	700,000,000

Repurchase agreement dated 10/27/11 with Barclays Capital, Inc., 0.060% due 11/03/11, collateralized by $406,697,500 US Treasury Notes, 0.250% to 1.000% due 07/15/13 to 09/15/14; (value—$408,000,070); proceeds: $400,004,667	400,000,000	400,000,000

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(continued)

Repurchase agreement dated 10/27/11 with Deutsche Bank Securities, Inc., 0.060% due 11/03/11, collateralized by $27,857,200 US Treasury Bills, zero coupon due 01/05/12, $39,667,500 US Treasury Bonds, 5.250% to 8.875% due 02/15/19 to 02/15/31, $150,622,800 US Treasury Bonds Coupon Strips, zero coupon due 05/15/27 to 08/15/38 and $328,354,400 US Treasury Notes, 0.250% to 3.875% due 07/15/12 to 02/15/21; (value—$510,000,004); proceeds: $500,005,833	$500,000,000	$500,000,000

Repurchase agreement dated 10/28/11 with Goldman Sachs & Co., 0.020% due 11/04/11, collateralized by $506,716,100 US Treasury Inflation Index Notes, 1.875% to 2.375% due 07/15/13 to 01/15/17; (value—$663,000,019); proceeds: $650,002,528	650,000,000	650,000,000

Repurchase agreement dated 10/31/11 with Bank of America Securities, 0.070% due 11/01/11, collateralized by $1,365,258,808 US Treasury Bonds Coupon Strips, zero coupon due 11/15/11 to 08/15/41, $546,771,100 US Treasury Bond Principal Strips, zero coupon due 02/15/15 to 08/15/41, $183,732,100 US Treasury Inflation Index Bonds, 1.750% to 3.875% due 01/15/27 to 02/15/41, $749,899,200 US Treasury Inflation Index Notes, 0.125% to 3.000% due 07/15/12 to 07/15/21, $6,255,900 US Treasury Note Coupon Strips, zero coupon due 11/30/11 to 02/28/15 and $40,913,400 US Treasury Note Principal Strips, zero coupon due 11/15/11 to 11/15/20; (value—$2,397,000,222); proceeds: $2,350,004,549

	2,350,000,000	2,350,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.090% due 11/01/11, collateralized by $180,272,000 US Treasury Notes, 3.500% due 05/15/20; (value—$204,000,008); proceeds: $200,000,500	200,000,000	200,000,000

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/11 with Deutsche Bank Securities, Inc., 0.080% due 11/01/11, collateralized by $398,068,900 US Treasury Bonds, 4.250% due 05/15/39; (value—$473,076,093); proceeds: $463,801,031	$463,800,000	$463,800,000

Repurchase agreement dated 10/31/11 with Goldman Sachs & Co., 0.050% due 11/01/11, collateralized by $1,274,553,500 US Treasury Inflation Index Notes, 0.125% to 3.000% due 04/15/12 to 07/15/18; (value—$1,530,000,037); proceeds: $1,500,002,083	1,500,000,000	1,500,000,000

Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $10,000 US Treasury Notes, 1.375% due 05/15/13; (value—$10,238); proceeds: $6,000	6,000	6,000

Total repurchase agreements (cost—$6,763,806,000)		6,763,806,000

Total investments (cost—$12,871,102,051 which approximates
cost for federal income tax purposes)—101.84%		12,871,102,051

Liabilities in excess of other assets—(1.84)%		(232,459,541)

Net assets—100.00%		$12,638,642,510

[1]	Rates shown are the discount rates at date of purchase.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$6,107,296,051	$—	$6,107,296,051

Repurchase agreements	—	6,763,806,000	—	6,763,806,000

Total	$—	$12,871,102,051	$—	$12,871,102,051

Weighted average maturity—47 days

See accompanying notes to financial statements	43

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—86.89%

Alabama—0.84%

Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.150%, VRD	$5,450,000	$5,450,000

Infirmary Health System Special Care Facilities Financing
Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.110%, VRD	1,100,000	1,100,000

Mobile County Industrial Development Authority Pollution
Control Revenue Refunding (ExxonMobil Project),
0.080%, VRD	4,525,000	4,525,000

		11,075,000

Alaska—1.24%

Anchorage Tax Anticipation Notes,
1.500%, due 12/29/11	10,000,000	10,018,992

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
0.080%, VRD	1,400,000	1,400,000

Series A,
0.080%, VRD	4,185,000	4,185,000

Series B,
0.080%, VRD	900,000	900,000

		16,503,992

Arizona—2.66%

AK-Chin Indian Community Revenue,
0.180%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority
Industrial Development Revenue
(Tucson Electric Power Co.),
Series 83C,
0.130%, VRD	4,200,000	4,200,000

Arizona Board of Regents University Systems
Revenue Refunding,
Series A,
0.080%, VRD	3,845,000	3,845,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Arizona—(concluded)

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.130%, VRD	$8,950,000	$8,950,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.150%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays Capital
Municipal Trust Receipts, Series 9W),
0.150%, VRD[1,2]	3,750,000	3,750,000

Yavapai County Industrial Development Authority
Revenue (Skanon Investments-Drake Project),
Series A,
0.220%, VRD	7,000,000	7,000,000

		35,295,000

California—6.29%

California Educational Facilities Authority Refunding
(Stanford University),
Series L-6,
0.080%, VRD	1,715,000	1,715,000

California Health Facilities Financing Authority Revenue
(St. Joseph Health System),
Series B,
0.100%, VRD	13,300,000	13,300,000

California Infrastructure & Economic Development Bank
Revenue (Jewish Community Center),
Series A,
0.210%, VRD	4,100,000	4,100,000

California Municipal Finance Authority Revenue
(Chevron USA - Recovery Zone Bonds),
Series A,
0.090%, VRD	3,600,000	3,600,000

Series B,
0.080%, VRD	3,100,000	3,100,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)

California School Cash Reserve Program Authority,
Series R,
2.500%, due 12/30/11	$3,200,000	$3,210,130

California State Economic Recovery,
Series C-5,
0.110%, VRD	1,000,000	1,000,000

California State,
Series A-1,
0.100%, VRD	4,400,000	4,400,000

California Statewide Communities Development
Authority Revenue (John Muir Health)
Series C,
0.100%, VRD	8,600,000	8,600,000

East Bay Municipal Utility District Water Systems
Revenue Refunding, Subseries A-2
(Mandatory Put 03/01/12 @ 100),
0.170%, VRD	4,920,000	4,920,000

Los Angeles County Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 02/29/12	10,000,000	10,071,012

San Diego County & School District Note Participations
Tax & Revenue Anticipation Notes,
Series A,
2.000%, due 06/29/12	3,000,000	3,034,263

San Diego County Certificates of Participation
(San Diego Foundation),
0.100%, VRD	2,000,000	2,000,000

Ventura County Tax & Revenue Anticipation Notes,
2.250%, due 06/29/12	20,000,000	20,259,274

		83,309,679

Colorado—3.09%

Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.160%, VRD[1,2]	12,015,000	12,015,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)

Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board Program),
Series A-9,
0.180%, VRD	$1,575,000	$1,575,000

Series C-6,
0.150%, VRD	3,380,000	3,380,000

Colorado Health Facilities Authority Revenue
(Adventist Health - Sunbelt),
Series B,
0.100%, VRD	5,000,000	5,000,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.150%, VRD	12,245,000	12,245,000

Series A2,
0.150%, VRD	6,790,000	6,790,000

		41,005,000

Connecticut—1.24%

Connecticut Health & Educational Facilities Authority
Revenue (Yale University),
Series U,
0.050%, VRD	500,000	500,000

Series Y-2,
0.100%, VRD	3,200,000	3,200,000

Series Y-3,
0.080%, VRD	2,000,000	2,000,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.160%, VRD[1,2]	10,765,000	10,765,000

		16,465,000

District of Columbia—0.70%

District of Columbia Revenue (German Marshall Fund of
the United States),
0.140%, VRD	4,000,000	4,000,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—(concluded)

District of Columbia University Revenue Refunding
(Georgetown University),
Series C,
0.060%, VRD	$5,250,000	$5,250,000

		9,250,000

Florida—1.80%

Gainesville Utilities System Revenue,
Series A,
0.110%, VRD	2,485,000	2,485,000

Hillsborough County School Board Certificates
of Participation (Master Lease Program),
Series C (NATL-RE Insured),
0.140%, VRD	20,000	20,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist),
Series D,
0.140%, VRD	2,925,000	2,925,000

Orlando Utilities Commission Utility System Revenue,
Series 2,
0.100%, VRD	5,000,000	5,000,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.120%, VRD	13,400,000	13,400,000

		23,830,000

Georgia—2.43%

Cobb County Tax Anticipation Notes,
1.250%, due 12/30/11	6,000,000	6,009,180

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.140%, VRD[1,2]	4,750,000	4,750,000

Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.140%, VRD	4,000,000	4,000,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)

Metropolitan Atlanta Rapid Transit Authority
Sales Tax Revenue,
Series B,
0.130%, VRD	$2,400,000	$2,400,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series B-2,
0.080%, VRD	3,000,000	3,000,000

Private Colleges & Universities Authority Revenue
Refunding (Mercer University),
Series C,
0.160%, VRD	8,415,000	8,415,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.150%, VRD	3,615,000	3,615,000

		32,189,180

Idaho—0.38%

Idaho Tax Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,057,105

Illinois—5.38%

Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.110%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.150%, VRD	3,200,000	3,200,000

Chicago (Neighborhoods Alive 21),
Series B,
0.120%, VRD	10,900,000	10,900,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-2,
0.180%, VRD	5,250,000	5,250,000

Subseries C-3,
0.140%, VRD	700,000	700,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)

Chicago Water Revenue (Second Lien),
Subseries 2000-2,
0.130%, VRD	$14,000,000	$14,000,000

Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.130%, VRD	2,200,000	2,200,000

Illinois Educational Facilities Authority
(University of Chicago),
Series B,
0.090%, VRD	4,686,000	4,686,000

Illinois Finance Authority Revenue
(Methodist Medical Center),
Series B,
0.130%, VRD	4,000,000	4,000,000

Illinois Finance Authority (University of Chicago),
Series B,
0.090%, VRD	9,272,000	9,272,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.240%, VRD[1,2]	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.120%, VRD	4,650,000	4,650,000

		71,358,000

Indiana—1.79%

Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.160%, VRD	5,000,000	5,000,000

Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding, Series A,
0.130%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.160%, VRD	8,400,000	8,400,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)

Purdue University Revenues (Student Facilities System),
Series A,
0.060%, VRD	$5,825,000	$5,825,000

		23,665,000

Iowa—0.21%

Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.120%, VRD	2,790,000	2,790,000

Kansas—0.38%

Kansas Department of Transportation Highway
Revenue Refunding,
Series B-1,
0.070%, VRD	5,000,000	5,000,000

Kentucky—2.81%

Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.140%, VRD	8,045,000	8,045,000

Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.140%, VRD	2,045,000	2,045,000

Series B,
0.140%, VRD	570,000	570,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, due 03/01/19	10,000,000	10,000,000

Shelby County Lease Revenue,
Series A,
0.140%, VRD	5,265,000	5,265,000

Trimble County Association of Counties Leasing Trust
Lease Program Revenue, Series A,
0.140%, VRD	6,925,000	6,925,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.130%, VRD	$4,425,000	$4,425,000

		37,275,000

Louisiana—0.71%

East Baton Rouge Parish Industrial Development Board, Inc.
Revenue (ExxonMobil Project),
Series A,
0.060%, VRD	1,600,000	1,600,000

Series B (Mandatory Put 11/09/11 @ 100),
0.060%, VRD	7,750,000	7,750,000

		9,350,000

Maryland—2.90%

Maryland Economic Development Corp.
(Howard Hughes Medical Institute),
Series A,
0.080%, VRD	5,000,000	5,000,000

Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health System),
Series B,
0.190%, VRD	5,000,000	5,000,000

Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University),
Series A,
0.070%, VRD	4,675,000	4,675,000

Series B,
0.110%, VRD	4,620,000	4,620,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.200%, VRD	11,515,000	11,515,000

Series A-7,
0.200%, VRD	2,950,000	2,950,000

Series A-9,
0.210%, VRD	4,650,000	4,650,000

		38,410,000

52

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—2.26%

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.070%, VRD	$2,800,000	$2,800,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.090%, VRD	3,492,000	3,492,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.140%, VRD[1,2]	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.120%, VRD	2,890,000	2,890,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.120%, VRD	5,270,000	5,270,000

University of Massachusetts Building Authority Revenue
Refunding,
Series 1,
0.090%, VRD	5,500,000	5,500,000

		29,952,000

Michigan—3.26%

Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.140%, VRD	3,900,000	3,900,000

University of Michigan Refunding (Hospital),
Series A-2,
0.100%, VRD	9,000,000	9,000,000

University of Michigan Refunding (Medical Service Plan),
Series A-1,
0.100%, VRD	17,870,000	17,870,000

53

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)

University of Michigan University Revenues (Hospital),
Series A,
0.100%, VRD	$12,435,000	$12,435,000

		43,205,000

Mississippi—2.40%

Mississippi Business Finance Commission Gulf Opportunity
Zone (Chevron USA, Inc. Project),
Series A,
0.090%, VRD	2,000,000	2,000,000

Series B,
0.100%, VRD	2,400,000	2,400,000

Series C,
0.080%, VRD	3,300,000	3,300,000

Series D,
0.100%, VRD	14,000,000	14,000,000

Series I,
0.100%, VRD	3,000,000	3,000,000

Series K,
0.100%, VRD	3,000,000	3,000,000

Series L,
0.100%, VRD	1,800,000	1,800,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.080%, VRD	2,300,000	2,300,000

		31,800,000

Missouri—4.07%

Curators of The University of Missouri Systems Facilities Revenue,
Series B,
0.100%, VRD	3,500,000	3,500,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue
(De Smet Jesuit High School),
0.120%, VRD	4,370,000	4,370,000

54

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series A,
0.170%, VRD	$2,200,000	$2,200,000

Series B,
0.170%, VRD	500,000	500,000

Series C,
0.110%, VRD	19,300,000	19,300,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series E,
0.090%, VRD	3,500,000	3,500,000

St. Louis General Fund Revenue Tax & Revenue
Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,053,114

University of Missouri University Revenues
(Systems Facilities),
Series A,
0.120%, VRD	1,200,000	1,200,000

Series B,
0.120%, VRD	14,300,000	14,300,000

		53,923,114

Nebraska—0.72%

Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.120%, VRD	9,555,000	9,555,000

New Hampshire—0.06%

New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
0.100%, VRD	860,000	860,000

New Jersey—0.38%

New Jersey Health Care Facilities Financing Authority
Revenue (Princeton Healthcare),
Series B,
0.090%, VRD	5,000,000	5,000,000

55

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Mexico—0.60%

Bernalillo County Tax & Revenue Anticipation Notes,
1.500%, due 12/15/11	$8,000,000	$8,010,560

New York—1.67%

New York City Trust for Cultural Resources Refunding
(Lincoln Center),
Series A-1,
0.140%, VRD	3,195,000	3,195,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.130%, VRD	11,100,000	11,100,000

New York, Subseries L-4,
0.080%, VRD	6,595,000	6,595,000

Syracuse Industrial Development Agency
(Syracuse University Project),
Series A-1,
0.120%, VRD	1,235,000	1,235,000

		22,125,000

North Carolina—2.95%

Guilford County,
Series B,
0.120%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.130%, VRD	1,970,000	1,970,000

New Hanover County (School),
0.130%, VRD	2,685,000	2,685,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.150%, VRD	5,645,000	5,645,000

North Carolina Educational Facilities Finance Agency
(Duke University Project),
Series A,
0.050%, VRD	4,500,000	4,500,000

56

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.100%, VRD	$4,800,000	$4,800,000

Wake County (Public Improvement),
Series B,
0.100%, VRD	5,900,000	5,900,000

Wake County,
Series B,
0.120%, VRD	11,700,000	11,700,000

		39,055,000

Ohio—1.32%

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.140%, VRD[1,2]	2,800,000	2,800,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.110%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.140%, VRD[1,2]	2,845,000	2,845,000

Ohio Water Development Authority Refunding
(FirstEnergy Nuclear),
Series B,
0.140%, VRD	5,900,000	5,900,000

		17,545,000

Oregon—0.89%

Oregon Health Sciences University Revenue,
Series B-1,
0.120%, VRD	5,665,000	5,665,000

Series B-2,
0.130%, VRD	3,130,000	3,130,000

57

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Oregon—(concluded)

Salem Hospital Facility Authority Revenue
(Salem Hospital Project),
Series B,
0.100%, VRD	$3,000,000	$3,000,000

		11,795,000

Pennsylvania—4.79%

Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.130%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.130%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority
(University of Pittsburgh Medical Center),
Series B-2,
0.100%, VRD	2,100,000	2,100,000

Montgomery County,
Series A,
0.130%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s University),
Series A,
0.130%, VRD	7,000,000	7,000,000

Pennsylvania University Refunding, Series B
(Mandatory Put 06/01/12 @100),
0.300%, VRD	7,850,000	7,850,000

Philadelphia Authority for Industrial Development Lease
Revenue Refunding, Series B-3,
0.110%, VRD	5,325,000	5,325,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.090%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien),
Series B2,
0.110%, VRD	1,400,000	1,400,000

58

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)

University of Pittsburgh of the Commonwealth Systems
of Higher Education,
2.000%, due 06/18/12	$12,000,000	$12,126,151

Washington County Authority Refunding
(University of Pennsylvania),
0.100%, VRD	3,535,000	3,535,000

Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project)
Series A,
0.110%, VRD	2,540,000	2,540,000

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.140%, VRD	5,300,000	5,300,000

		63,426,151

Rhode Island—0.37%

Rhode Island Industrial Facilities Corp. Marine Terminal
Revenue Refunding (ExxonMobil Project),
0.080%, VRD	4,850,000	4,850,000

South Carolina—1.42%

Piedmont Municipal Power Agency Electric Revenue
Refunding,
Series C,
0.090%, VRD	10,950,000	10,950,000

South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Anmed Health Project),
Series C,
0.130%, VRD	1,995,000	1,995,000

Series D,
0.150%, VRD	2,765,000	2,765,000

South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Regional Medical
Center of Orangeburg),
0.130%, VRD	3,150,000	3,150,000

		18,860,000

59

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—1.70%

Clarksville Public Building Authority Pooled Financing
Revenue (Pooled Financing), Tennessee Municipal
Bond Fund,
0.250%, VRD	$4,725,000	$4,725,000

Knox County Health Educational & Housing Facilities
Board Hospital Facilities Revenue Refunding
(Covenant Healthcare),
Series A,
0.180%, VRD	5,000,000	5,000,000

Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board
Refunding (Vanderbilt University),
Series A,
0.050%, VRD	800,000	800,000

Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.250%, VRD	7,250,000	7,250,000

Sevier County Public Building Authority (Local
Government Public Improvement),
Series B-1,
0.150%, VRD	4,735,000	4,735,000

		22,510,000

Texas—11.88%

Alamo Community College District
(Citigroup ROCS Series RR-II-R-883WF),
(FGIC Insured),
0.130%, VRD[1,2]	7,750,000	7,750,000

Harris County Cultural Educational Facilities Finance
Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.120%, VRD	8,560,000	8,560,000

Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.120%, VRD	13,580,000	13,580,000

Series A-2,
0.120%, VRD	16,400,000	16,400,000

60

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)

Houston Airport System Revenue Refunding (Sub Lien),
0.110%, VRD	$3,000,000	$3,000,000

Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.100%, VRD	21,075,000	21,075,000

Series B,
0.100%, VRD	9,090,000	9,090,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.200%, VRD	4,000,000	4,000,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.120%, VRD	17,395,000	17,395,000

North Texas Higher Education Authority Student
Loan Revenue,
Series E,
0.160%, VRD	9,200,000	9,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.210%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.140%, VRD	4,235,000	4,235,000

Tarrant County Cultural Education Facilities Finance Corp.
Hospital Revenue (Baylor Healthcare System Project)
Series C,
0.100%, VRD	3,500,000	3,500,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series A,
0.130%, VRD	585,000	585,000

Series B,
0.100%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.130%, VRD[1,2]	6,200,000	6,200,000

61

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)

Texas (JP Morgan PUTTERs, Series 3238),
0.140%, VRD[1,2]	$2,165,000	$2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.200%, VRD[1,2]	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.140%, VRD[1,2]	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 08/30/12	10,000,000	10,185,306

University of Texas (Financing Systems),
Series B,
0.050%, VRD	1,150,000	1,150,000

		157,395,306

Vermont—0.51%

Winooski Special Obligation Refunding,
Series A,
0.110%, VRD	6,755,000	6,755,000

Virginia—4.42%

Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical Institute),
Series A,
0.060%, VRD	600,000	600,000

Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical),
Series D,
0.080%, VRD	1,800,000	1,800,000

Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 04/26/12 @100),
0.410%, VRD	4,690,000	4,690,000

Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.120%, VRD	13,100,000	13,100,000

62

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Virginia—(concluded)

Virginia Public School Authority School
Educational Technical Notes,
Series XI,
1.000%, due 04/15/12	$4,000,000	$4,013,217

Virginia Small Business Financing Authority Hospital
Revenue (Carilion Clinic Obligation),
Series B,
0.130%, VRD	34,330,000	34,330,000

		58,533,217

Washington—5.41%

Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.140%, VRD[1,2]	4,995,000	4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.160%, VRD[1,2]	15,460,000	15,460,000

King County (Multi Modal Ltd. Tax Sewer),
Series B,
0.090%, VRD	1,600,000	1,600,000

King County Sewer Revenue (Junior Lien),
Series A,
0.250%, VRD	10,575,000	10,575,000

Series B,
0.230%, VRD	4,400,000	4,400,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.130%, VRD[1,2]	5,085,000	5,085,000

Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.150%, VRD[1,2]	3,995,000	3,995,000

Washington Health Care Facilities Authority (Fred
Hutchinson Cancer Research Center),
Series C,
0.180%, VRD	9,040,000	9,040,000

63

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Washington—(concluded)

Washington Health Care Facilities Authority
(Multicare Health Systems),
Series D,
0.120%, VRD	$8,900,000	$8,900,000

Washington Housing Finance Commission Multifamily
Housing Revenue Refunding (New Haven Apartments)
(FNMA Insured),
0.130%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily
Housing Revenue Refunding (Washington Terrace),
0.130%, VRD	3,750,000	3,750,000

		71,700,000

Wisconsin—0.58%

Wisconsin Health & Educational Facilities Authority
Revenue (Meriter Hospital, Inc.),
Series A,
0.120%, VRD	3,625,000	3,625,000

Wisconsin Health & Educational Facilities Authority
Revenue (Wheaton Franciscan Services),
Series B,
0.110%, VRD	4,100,000	4,100,000

		7,725,000

Wyoming—0.38%

Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series B,
0.120%, VRD	1,800,000	1,800,000

Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.100%, VRD	3,200,000	3,200,000

		5,000,000

Total municipal bonds and notes (cost—$1,151,408,304)		1,151,408,304

64

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—13.06%

California—1.09%

Los Angeles Department of Water,
0.150%, due 12/08/11	$5,000,000	$5,000,000

Riverside County Teeter Plan,
0.160%, due 02/07/12	3,000,000	3,000,000

Stanford Hospital,
0.210%, due 11/22/11	6,500,000	6,500,000

		14,500,000

Florida—0.81%

Florida Local Government,
0.200%, due 12/05/11	10,688,000	10,688,000

Georgia—0.23%

Atlanta Airport,
0.140%, due 12/06/11	3,048,000	3,048,000

Illinois—0.76%

Illinois Educational Facilities Authority Revenue,
0.180%, due 11/04/11	10,000,000	10,000,000

Maryland—3.46%

Baltimore County,
0.400%, due 11/04/11	30,400,000	30,400,000

Johns Hopkins University,
0.120%, due 12/05/11	5,000,000	5,000,000

0.120%, due 12/07/11	6,000,000	6,000,000

0.130%, due 12/20/11	4,500,000	4,500,000

		45,900,000

Massachusetts—0.75%

Harvard University,
0.120%, due 12/06/11	10,000,000	10,000,000

Minnesota—1.59%

Mayo Clinic,
0.180%, due 12/07/11	21,000,000	21,000,000

New York—0.75%

Metropolitan Transportation Authority,
0.140%, due 12/06/11	5,000,000	5,000,000

0.170%, due 12/08/11	5,000,000	5,000,000

		10,000,000

65

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Tennessee—0.81%

Vanderbilt University,
0.260%, due 11/08/11	$5,750,000	$5,750,000

0.150%, due 12/01/11	5,000,000	5,000,000

		10,750,000

Texas—0.68%

Methodist Hospital,
0.250%, due 12/05/11	9,000,000	9,000,000

Washington—0.68%

University of Washington,
0.200%, due 12/05/11	4,000,000	4,000,000

0.120%, due 12/06/11	5,000,000	5,000,000

		9,000,000

Wisconsin—0.38%

City of Milwaukee,
0.170%, due 01/10/12	5,000,000	5,000,000

Wyoming—1.07%

PacifiCorp,
0.160%, due 11/03/11	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$173,111,000)		173,111,000

Total investments (cost—$1,324,519,304 which approximates
cost for federal income tax purposes)—99.95%		1,324,519,304

Other assets in excess of liabilities—0.05%		601,737

Net assets—100.00%		$1,325,121,041

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.24% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

66

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,151,408,304	$—	$1,151,408,304

Tax-exempt commercial paper	—	173,111,000	—	173,111,000

Total	$—	$1,324,519,304	$—	$1,324,519,304

Weighted average maturity—20 days

Funds acronyms
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2011 and reset periodically.

See accompanying notes to financial statements	67

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2011 to October 31, 2011.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.10	$0.30	0.06%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.83	0.31	0.06

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.40	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	43 days	51 days	47 days

Net assets (bln)	$17.1	$29.6	$21.5

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Commercial paper	40.8%	50.3%	47.8%

US government and agency obligations	24.5	13.5	17.5

Certificates of deposit	16.3	14.6	17.4

Repurchase agreements	8.6	16.4	10.0

Time deposits	4.9	0.6	—

Short-term corporate obligations	3.0	0.8	1.6

Bank note	2.1	—	—

US master note	—	3.2	3.8

Other assets less liabilities	(0.2)	0.6	1.9

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	47 days	48 days	38 days

Net assets (bln)	$12.6	$7.2	$8.0

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Repurchase agreements	53.5%	58.0%	71.0%

US government obligations	48.3	34.6	26.0

Other assets less liabilities	(1.8)	7.4	3.0

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	20 days	21 days	23 days

Net assets (bln)	$1.3	$1.5	$1.6

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Municipal bonds and notes	86.9%	82.2%	85.7%

Tax-exempt commercial paper	13.0	17.0	13.9

Other assets less liabilities	0.1	0.8	0.4

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Master Trust
Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Prime Master Fund
Investment income:
Interest	$28,968,053

Securities lending income (includes $11 earned from an affiliated entity)	14

28,968,067

Expenses:
Investment advisory and administration fees	10,937,847

Trustees’ fees	51,881

Net expenses	10,989,728

Net investment income	17,978,339

Net realized gain	269,021

Net increase in net assets resulting from operations	$18,247,360

Treasury Master Fund
Investment income:
Interest	$3,555,098

Expenses:
Investment advisory and administration fees	4,959,023

Trustees’ fees	27,649

4,986,672

Fee waiver by advisor	(1,948,726)

Net expenses	3,037,946

Net investment income	517,152

Net realized gain	3,333

Net increase in net assets resulting from operations	$520,485

Tax-Free Master Fund
Investment income:
Interest	$1,264,955

Expenses:
Investment advisory and administration fees	719,511

Trustees’ fees	11,140

Interest expense	1,925

732,576

Fee waiver by advisor	(518)

Net expenses	732,058

Net investment income	532,897

Net realized gain	10,882

Net increase in net assets resulting from operations	$543,779

74	See accompanying notes to financial statements

Master Trust
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

Prime Master Fund
From operations:
Net investment income	$17,978,339	$48,397,996

Net realized gain	269,021	97,704

Net increase in net assets resulting from operations	18,247,360	48,495,700

Net increase (decrease) in net assets from beneficial interest transactions	(12,482,726,436)	6,929,088,964

Net increase (decrease) in net assets	(12,464,479,076)	6,977,584,664

Net assets:
Beginning of period	29,569,453,738	22,591,869,074

End of period	$17,104,974,662	$29,569,453,738

Treasury Master Fund
From operations:
Net investment income	$517,152	$7,040,471

Net realized gain	3,333	19,906

Net increase in net assets resulting from operations	520,485	7,060,377

Net increase (decrease) in net assets from beneficial interest transactions	5,418,415,844	(122,879,014)

Net increase (decrease) in net assets	5,418,936,329	(115,818,637)

Net assets:
Beginning of period	7,219,706,181	7,335,524,818

End of period	$12,638,642,510	$7,219,706,181

Tax-Free Master Fund
From operations:
Net investment income	$532,897	$2,916,015

Net realized gain	10,882	6,398

Net increase in net assets resulting from operations	543,779	2,922,413

Net decrease in net assets from beneficial interest transactions	(161,206,990)	(450,269,676)

Net decrease in net assets	(160,663,211)	(447,347,263)

Net assets:
Beginning of period	1,485,784,252	1,933,131,515

End of period	$1,325,121,041	$1,485,784,252

See accompanying notes to financial statements	75

Master Trust
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.10%[2]

Net investment income	0.16%[2]

Supplemental data:
Net assets, end of period (000’s)	$17,104,975

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.06%[2]

Net investment income	0.01%[2]

Supplemental data:
Net assets, end of period (000’s)	$12,638,643

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.10%[2,3]

Net investment income	0.07%[2]

Supplemental data:
Net assets, end of period (000’s)	$1,325,121

[1]	Commencement of operations.
[2]	Annualized.
[3]	Waiver by advisor represents less than 0.005%.
[4]	Amount represents less than 0.005%.

76	See accompanying notes to financial statements

Years ended April 30,			For the period
			August 28, 2007[1]
2011	2010	2009	to April 30, 2008

0.10%	0.10%	0.10%	0.10%[2]

0.10%	0.10%[3]	0.10%	0.10%[2]

0.21%	0.25%	1.90%	4.28%[2]

$29,569,454	$22,591,869	$19,607,887	$13,948,101

0.10%	0.10%	0.10%	0.10%[2]

0.10%[3]	0.10%	0.10%[3]	0.10%[2]

0.09%	0.12%	0.77%	2.96%[2]

$7,219,706	$7,335,525	$10,699,897	$6,711,384

0.10%	0.10%	0.10%	0.10%[2]

0.10%	0.10%[3]	0.04%	0.00%[2,4]

0.18%	0.20%	1.42%	2.73%[2]

$1,485,784	$1,933,132	$2,770,040	$2,642,116

See accompanying notes to financial statements	77

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial

Master Trust
Notes to financial statements (unaudited)

statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross

Master Trust
Notes to financial statements (unaudited)

basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued

Master Trust
Notes to financial statements (unaudited)

interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Master Trust
Notes to financial statements (unaudited)

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2011, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,432,635, $523,143 and $118,058, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2011, UBS Global AM owed $25,828, $17,475 and $6,324 for the independent trustee fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2011, UBS Global AM voluntarily waived $1,948,726 and $518 for Treasury Master Fund and Tax-Free Master Fund, respectively.

Master Trust
Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2011, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$25,823,224,131

Treasury Master Fund	24,980,000,000

Tax-Free Master Fund	286,322,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of

Master Trust
Notes to financial statements (unaudited)

credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2011 the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31, 2011, Tax-Free Master Fund had an average daily amount of outstanding borrowing of $15,393,042 for 4 days with a related weighted average annualized interest rate of 1.126%, which resulted in $1,925 of interest expense payable by UBS Global AM.

Other liabilities
At October 31, 2011, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$50,000,000

Treasury Master Fund	251,065,956

*	Excludes investment advisory and administration fees.

Master Trust
Notes to financial statements (unaudited)

Beneficial interest transactions

	For the six	For the
	months ended	year ended
Prime Master Fund	October 31, 2011	April 30, 2011

Contributions	$25,265,458,615	$62,006,201,623

Withdrawals	(37,748,185,051)	(55,077,112,659)

Net increase (decrease) in beneficial interest	$(12,482,726,436)	$6,929,088,964

	For the six	For the
	months ended	year ended
Treasury Master Fund	October 31, 2011	April 30, 2011

Contributions	$14,848,996,844	$15,572,222,458

Withdrawals	(9,430,581,000)	(15,695,101,472)

Net increase (decrease) in beneficial interest	$5,418,415,844	$(122,879,014)

	For the six	For the
	months ended	year ended
Tax-Free Master Fund	October 31, 2011	April 30, 2011

Contributions	$564,778,726	$1,496,454,004

Withdrawals	(725,985,716)	(1,946,723,680)

Net decrease in beneficial interest	$(161,206,990)	$(450,269,676)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the period ended October 31, 2011, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During

Master Trust
Notes to financial statements (unaudited)

the six months ended October 31, 2011, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Shareholder meeting results for Master Trust—Prime Master Fund
A joint special meeting of interestholders/shareholders (“shareholders”) of Master Trust—Prime Master Fund and certain related feeder funds was held on August 16, 2011, and adjourned to August 25, 2011. The

Master Trust
General information (unaudited)

results of the votes taken with respect to Prime Master Fund are reported below. Each vote represents proportionate interests held on the record date for the meeting. Prime Master Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Abstentions and broker non-votes, if any, are counted as shares present for purposes of determining whether a quorum is present but are not voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes have the effect of a negative vote on the proposal.

Proposal—To approve a change to the Fund’s concentration policies

Proportionate
Interests Voted
Proportionate	For as a % of	Proportionate	Proportionate
Interests	Total	Interests Voted	Interests Voted
Voted For	Interests Voted	Against	Abstain

15,460,467,191.754	82.608%	2,808,698,868.903	446,324,738.707

As more fully described in the related proxy statement, this involved a change to Prime Master Fund’s concentration policies to enable investment of more than 25% of assets in securities issued by companies in the financial services group of industries. As a result of the approval, under normal circumstances, this fund—and its related feeder portfolios—are required to invest more than 25% of their total assets in the financial services sector.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 19-20, 2011, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board evaluated the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $152 billion in assets under management as of March 31, 2011 and was part of the UBS Global Asset Management Division, which had approximately $621 billion in assets under management

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

worldwide as of March 31, 2011. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend certain contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund through August 31, 2012. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Master Funds, as compared to peers in the respective Expense Group.

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the third quintile (at the Expense Group median) and total expenses were in the first quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Prime Investor Feeder Fund.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of Treasury Institutional Feeder Fund’s Actual Management Fee and total

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

expenses, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, although its Actual Management Fee was in the fifth quintile and total expenses were in the fourth quintile in the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the third quintile and total expenses were in the first quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the third quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Treasury Investor Feeder Fund.

Management noted the discrepancy between the Treasury Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did its peers. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management observed further that although the Treasury Institutional Feeder Fund’s fees placed it in the fourth quintile, it was close to the Expense Group median and generally in line with its peers.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the third quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Tax-Free Investor Feeder Fund.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2011 and (b) annualized performance information for each year

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

in the ten-year (or shorter) period ended April 30, 2011. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and ten-year periods and since inception and in the second quintile for the five-year period. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one-year period and since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

periods and since inception. The Treasury Investor Feeder Fund’s performance was in the first quintile for the one-year period and in the third quintile since inception.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-year period and in the third quintile for the three-year period and since inception. The Tax-Free Preferred Feeder Fund’s performance was in the first quintile for the one-year period and in the third quintile for the three-year period and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period and in the fourth quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was at or close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
 UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2011. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semiannual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2012